                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-02753

                                    SBL FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                                    SBL FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                                SERIES A (EQUITY)

                                                 NUMBER OF       MARKET
                                                   SHARES         VALUE
COMMON STOCKS - 97.3%
AEROSPACE & DEFENSE - 4.4%
General Dynamics Corporation                        106,300    $10,853,230
L-3 Communications Holdings, Inc.                    46,000      3,082,000
United Technologies Corporation                      91,300      8,525,594
                                                               -----------
                                                                22,460,824
                                                               -----------

AIR FREIGHT & LOGISTICS - 1.9%
FedEx Corporation                                   113,500      9,725,815
                                                               -----------
                                                                 9,725,815
                                                               -----------

AIRLINES - 1.0%
Southwest Airlines Company                          388,600      5,292,732
                                                               -----------
                                                                 5,292,732
                                                               -----------

ALUMINUM - 1.1%
Alcoa, Inc.                                         160,000      5,374,400
                                                               -----------
                                                                 5,374,400
                                                               -----------

ASSET MANAGEMENT & CUSTODY BANKS - 1.3%
Bank of New York Company, Inc.                      230,000      6,709,100
                                                               -----------
                                                                 6,709,100
                                                               -----------

BIOTECHNOLOGY - 3.0%
Amgen, Inc.*                                        273,800     15,518,984
                                                               -----------
                                                                15,518,984
                                                               -----------

BREWERS - 1.7%
Anheuser-Busch Companies, Inc.                      170,000      8,491,500
                                                               -----------
                                                                 8,491,500
                                                               -----------

BROADCASTING & CABLE TV - 1.3%
Comcast Corporation*                                228,100      6,441,544
                                                               -----------
                                                                 6,441,544
                                                               -----------

COMMUNICATIONS EQUIPMENT - 1.8%
ADC Telecommunications, Inc.*                     1,600,000      2,896,000
Cisco Systems, Inc.*                                337,100      6,101,510
                                                               -----------
                                                                 8,997,510
                                                               -----------

COMPUTER HARDWARE - 3.2%
Dell, Inc.*                                         249,700      8,889,320
International Business Machines Corporation          90,000      7,716,600
                                                               -----------
                                                                16,605,920
                                                               -----------

CONSUMER FINANCE - 1.3%
MBNA Corporation                                    270,900      6,826,680
                                                               -----------
                                                                 6,826,680
                                                               -----------

DATA PROCESSING & OUTSOURCED SERVICES - 3.1%
Computer Sciences Corporation*                       70,000      3,297,000
First Data Corporation                              285,000     12,397,500
                                                               -----------
                                                                15,694,500
                                                               -----------

                                                 NUMBER OF       MARKET
                                                  SHARES          VALUE
COMMON STOCKS - (CONTINUED)
DEPARTMENT STORES - 2.4%
Kohl's Corporation*                                 255,800    $12,327,002

                                                          -----------
                                                           12,327,002
                                                          -----------

DIVERSIFIED BANKS - 3.2%

Bank of America Corporation                  134,000        5,806,220
Wells Fargo & Company                        180,000       10,733,400
                                                          -----------
                                                           16,539,620
                                                          -----------

DIVERSIFIED CHEMICALS - 0.7%
E.I. du Pont de Nemours & Company             80,000        3,424,000
                                                          -----------
                                                            3,424,000
                                                          -----------

DRUG RETAIL - 1.6%
CVS Corporation                              198,200        8,350,166
                                                          -----------
                                                            8,350,166
                                                          -----------

GENERAL MERCHANDISE STORES - 0.8%
Target Corporation                            92,700        4,194,675
                                                          -----------
                                                            4,194,675
                                                          -----------

HEALTH CARE EQUIPMENT - 2.4%
Boston Scientific Corporation*               223,700        8,887,601
Medtronic, Inc.                               62,300        3,233,370
                                                          -----------
                                                           12,120,971
                                                          -----------

HOME IMPROVEMENT RETAIL - 2.7%
Home Depot, Inc.                             286,300       11,222,960
Lowe's Companies, Inc.                        49,100        2,668,585
                                                          -----------
                                                           13,891,545
                                                          -----------

HOTELS, RESORTS & CRUISE LINES - 1.5%
Carnival Corporation                         165,000        7,802,850
                                                          -----------
                                                            7,802,850
                                                          -----------

HOUSEHOLD PRODUCTS - 3.0%
Colgate-Palmolive Company                    110,000        4,969,800
Procter & Gamble Company                     195,300       10,569,636
                                                          -----------
                                                           15,539,436
                                                          -----------

HYPERMARKETS & SUPERCENTERS - 2.5%
Wal-Mart Stores, Inc.                        245,000       13,034,000
                                                          -----------
                                                           13,034,000
                                                          -----------

INDUSTRIAL CONGLOMERATES - 6.0%
3M Company                                    56,650        4,530,301
General Electric Company                     627,500       21,071,450
Tyco International, Ltd.                     173,000        5,304,180
                                                          -----------
                                                           30,905,931
                                                          -----------

INDUSTRIAL GASES - 1.5%
Praxair, Inc.                                177,000        7,564,980
                                                          -----------
                                                            7,564,980
                                                          -----------

INTEGRATED OIL & GAS - 3.7%
ChevronTexaco Corporation                    134,000        7,187,760
Exxon Mobil Corporation                      246,900       11,932,677
                                                          -----------
                                                           19,120,437
                                                          -----------

                                             NUMBER OF       MARKET
                                              SHARES          VALUE
COMMON STOCKS - (CONTINUED)
INTEGRATED TELECOMMUNICATION
 SERVICES - 1.6%
SBC Communications, Inc.                        170,000   $ 4,411,500
Verizon Communications, Inc.                    100,000     3,938,000
                                                          -----------
                                                            8,349,500
                                                          -----------

INVESTMENT BANKING
& BROKERAGE - 2.8%

Goldman Sachs Group, Inc.                           61,000     5,687,640
Merrill Lynch & Company, Inc.                       95,000     4,723,400
Morgan Stanley                                      79,500     3,919,350
                                                             -----------
                                                              14,330,390
                                                             -----------

LIFE & HEALTH INSURANCE - 0.9%
AFLAC, Inc.                                        119,000     4,665,990
                                                             -----------
                                                               4,665,990
                                                             -----------

MANAGED HEALTH CARE - 2.8%
Anthem, Inc.*                                       65,000     5,671,250
UnitedHealth Group, Inc.                           120,500     8,885,670
                                                             -----------
                                                              14,556,920
                                                             -----------

MOTORCYCLE MANUFACTURERS - 1.3%
Harley-Davidson, Inc.                              108,600     6,455,184
                                                             -----------
                                                               6,455,184
                                                             -----------

MOVIES & ENTERTAINMENT - 3.6%
Time Warner, Inc.*                                 505,000     8,150,700
Viacom, Inc. (Cl.B)                                305,900    10,266,004
                                                             -----------
                                                              18,416,704
                                                             -----------

MULTI-LINE INSURANCE - 3.3%
American International Group, Inc.                 251,900    17,126,681
                                                             -----------
                                                              17,126,681
                                                             -----------

OIL & GAS EQUIPMENT & SERVICES - 1.1%
BJ Services Company                                 12,000       628,920
Halliburton Company                                149,700     5,043,393
                                                             -----------
                                                               5,672,313
                                                             -----------

OIL & GAS EXPLORATION & PRODUCTION - 1.0%
Andarko Petroleum Corporation                       74,800     4,963,728
                                                             -----------
                                                               4,963,728
                                                             -----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 3.5%
Citigroup, Inc.                                    412,000    18,177,440
                                                             -----------
                                                              18,177,440
                                                             -----------

PHARMACEUTICALS - 8.8%
Abbott Laboratories                                140,000     5,930,400
Eli Lilly & Company                                 42,550     2,555,127
Johnson & Johnson                                  201,400    11,344,862
Merck & Company, Inc.                              116,200     3,834,600
Pfizer, Inc.                                       630,400    19,290,240
Wyeth                                               60,000     2,244,000
                                                             -----------
                                                              45,199,229
                                                             -----------

PROPERTY & CASUALTY INSURANCE - 1.4%
Chubb Corporation                                  104,700     7,358,316
                                                             -----------
                                                               7,358,316
                                                             -----------

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                  NUMBER OF     MARKET
                                                   SHARES       VALUE
COMMON STOCKS - (CONTINUED)
SEMICONDUCTOR EQUIPMENT - 0.3%
Applied Materials, Inc.*                             77,400   $1,276,326
                                                              ----------
                                                               1,276,326
                                                              ----------

SEMICONDUCTORS - 1.4%
Intel Corporation                                   369,100    7,404,146
                                                              ----------
                                                               7,404,146
                                                              ----------

SOFT DRINKS - 2.1%
PepsiCo, Inc.                                          225,000       10,946,250
                                                                  -------------
                                                                     10,946,250
                                                                  -------------

SYSTEMS SOFTWARE - 4.3%
Microsoft Corporation                                  670,900       18,550,385
Oracle Corporation*                                    329,300        3,714,504
                                                                  -------------
                                                                     22,264,889
                                                                  -------------

TOTAL COMMON STOCKS
      (cost $454,428,071)                                           500,119,128
                                                                  -------------

U.S. GOVENMENT AGENCIES - 3.2%
Federal Home Loan Bank:
   1.07%, 07-09-04                               $   2,027,000        2,026,530
   1.04%, 07-14-04                               $   2,500,000        2,497,462

Federal National Mortgage Association:
   1.53%, 10-01-04                               $   1,265,000        1,265,000
   1.67%, 10-05-04                               $   2,000,000        1,999,629
   1.72%, 10-07-04                               $   2,652,000        2,651,240
   1.73%, 10-08-04                               $   1,338,000        1,337,550
   1.72%, 10-12-04                               $   2,150,000        2,148,870
   1.735%, 10-15-04                              $   1,656,000        1,654,883
   1.735%, 10-19-04                              $     755,000          754,345
                                                                  -------------
                                                                     16,335,509
                                                                  -------------

TOTAL U.S. GOVERNMENT AGENCIES
      (cost $16,335,508)                                             16,335,509
                                                                  -------------
TOTAL INVESTMENTS - 100.5%
      (cost $470,763,579)                                           516,454,637
LIABILITIES, LESS CASH & OTHER ASSETS - (0.5%)                       (2,735,949)
                                                                  -------------
TOTAL NET ASSETS - 100.0%                                         $ 513,718,688
                                                                  =============

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $470,790,424. For federal income tax purposes, the net unrealized appreciation on investments amounted to $45,664,213, which consisted of $80,129,799 of aggregate gross unrealized appreciation and $34,465,586 of aggregate gross unrealized depreciation.

*Non-income producing security

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

                                                NUMBER OF      MARKET
                                                  SHARES        VALUE
COMMON STOCKS - 97.5%
ADVERTISING - 1.8%
Omnicom Group, Inc.                                 98,300   $ 7,181,798
                                                             -----------
                                                               7,181,798
                                                             -----------

AEROSPACE & DEFENSE - 4.1%
Boeing Company                                     103,500     5,342,670
Rockwell Colllins, Inc.                             56,100     2,083,554
United Technologies Corporation                     98,700     9,216,606
                                                             -----------
                                                              16,642,830
                                                             -----------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.5%
Jones Apparel Group, Inc.                           53,500     1,915,300
                                                             -----------
                                                               1,915,300
                                                             -----------

BROADCASTING & CABLE TV - 3.8%
Clear Channel Communications, Inc.                 210,900     6,573,753
Liberty Media Corporation*                         850,900     7,419,848
Liberty Media International, Inc.*                  42,545     1,419,386
                                                             -----------
                                                              15,412,987
                                                             -----------

COMMUNICATIONS EQUIPMENT - 1.4%
Nokia Oyj ADR                                      399,900     5,486,628
                                                             -----------
                                                               5,486,628
                                                             -----------

COMPUTER HARDWARE - 2.2%
Hewlett-Packard Company                            106,300     1,993,125
International Business Machines Corporation         54,800     4,698,552
NCR Corporation*                                    45,600     2,261,304
                                                             -----------
                                                               8,952,981
                                                             -----------

CONSUMER ELECTRONICS - 1.3%
Koninklijke (Royal) Philips Electronics N.V.       232,700     5,331,157
                                                             -----------
                                                               5,331,157
                                                             -----------

DATA PROCESSING & OUTSOURCED SERVICES - 3.2%
Automatic Data Processing, Inc.                    152,800     6,313,696
DST Systems, Inc.*                                 100,200     4,455,894
SunGard Data Systems, Inc.*                         84,400     2,006,188
                                                             -----------
                                                              12,775,778
                                                             -----------

DIVERSIFIED BANKS - 8.2%
Bank of America Corporation                        309,522    13,411,588
U.S. Bancorp                                       234,900     6,788,610
Wachovia Corporation                               179,100     8,408,745
Wells Fargo & Company                               70,900     4,227,767
                                                             -----------
                                                              32,836,710
                                                             -----------

DIVERSIFIED CAPITAL MARKETS - 2.7%
J.P. Morgan Chase & Company                        274,900    10,921,777
                                                             -----------
                                                              10,921,777
                                                             -----------

                                             NUMBER OF      MARKET
                                              SHARES        VALUE
COMMON STOCKS - (CONTINUED)
DIVERSIFIED CHEMICALS - 1.2%
Dow Chemical Company                           104,900   $ 4,739,382
                                                         -----------
                                                           4,739,382
                                                         -----------

ELECTRIC UTILITIES - 3.5%
Entergy Corporation                             58,300     3,533,563
Exelon Corporation                              65,000     2,384,850
PG&E Corporation*                               71,200     2,164,480
PPL Corporation                                 45,700     2,156,126
TXU Corporation                                 75,300     3,608,376
                                                         -----------
                                                          13,847,395
                                                         -----------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Emerson Electric Company                        33,800     2,091,882
                                                         -----------
                                                           2,091,882
                                                         -----------

FOOD RETAIL - 0.8%
Safeway, Inc.*                                 172,700     3,334,837
                                                         -----------
                                                           3,334,837
                                                         -----------

GENERAL MERCHANDISE STORES - 0.6%
Dollar General Corporation                     117,600     2,369,640
                                                         -----------
                                                           2,369,640
                                                         -----------

HEALTH CARE EQUIPMENT - 0.8%
Boston Scientific Corporation*                  76,800     3,051,264
                                                         -----------
                                                           3,051,264
                                                         -----------

HEALTH CARE SERVICES - 1.0%
Medco Health Solutions, Inc.*                  129,700     4,007,730
                                                         -----------
                                                           4,007,730
                                                         -----------

HEALTH CARE SUPPLIES - 0.2%
Caremark Rx, Inc.*                              28,100       901,167
                                                         -----------
                                                             901,167
                                                         -----------

HOME FURNISHINGS - 0.5%
Newell Rubbermaid, Inc.                         92,200     1,847,688
                                                         -----------
                                                           1,847,688
                                                         -----------

HOUSEHOLD PRODUCTS - 0.5%
Kimberly-Clark Corporation                      30,600     1,976,454
                                                         -----------
                                                           1,976,454
                                                         -----------

INDUSTRIAL CONGLOMERATES - 4.2%
General Electric Company                       248,700     8,351,346
Tyco International, Ltd.                       272,200     8,345,652
                                                         -----------
                                                          16,696,998
                                                         -----------

INDUSTRIAL MACHINERY - 0.7%
Eaton Corporation                               42,800     2,713,948
                                                         -----------
                                                           2,713,948
                                                         -----------

                                             NUMBER OF      MARKET
                                              SHARES        VALUE
COMMON STOCKS - (CONTINUED)
INTEGRATED OIL & GAS - 8.9%
BP plc ADR                                     105,000   $ 6,040,650
ChevronTexaco Corporation                      109,200     5,857,488
ConocoPhillips                                  52,400     4,341,340
Exxon Mobil Corporation                        287,300    13,885,209

Total S.A. ADR                                      52,800     5,394,576
                                                             -----------
                                                              35,519,263
                                                             -----------

INTEGRATED TELECOMMUNICATION SERVICES - 5.5%
Alltel Corporation                                  89,500     4,914,445
Sprint Corporation                                 293,250     5,903,123
Verizon Communications, Inc.                       280,700    11,053,966
                                                             -----------
                                                              21,871,534
                                                             -----------

INVESTMENT BANKING & BROKERAGE - 5.8%
Goldman Sachs Group, Inc.                           91,300     8,512,812
Merrill Lynch & Company, Inc.                      102,100     5,076,412
Morgan Stanley                                     200,300     9,874,790
                                                             -----------
                                                              23,464,014
                                                             -----------

LIFE & HEALTH INSURANCE - 3.6%
Genworth Financial, Inc.*                          210,200     4,897,660
Prudential Financial, Inc.                         157,600     7,413,504
UnumProvident Corporation                          140,300     2,201,307
                                                             -----------
                                                              14,512,471
                                                             -----------

MOVIES & ENTERTAINMENT - 1.9%
Viacom, Inc. (Cl.B)                                224,900     7,547,644
                                                             -----------
                                                               7,547,644
                                                             -----------

MULTI-LINE INSURANCE - 4.6%
American International Group, Inc.                 203,000    13,801,970
Hartford Financial Services Group, Inc.             74,900     4,638,557
                                                             -----------
                                                              18,440,527
                                                             -----------

OFFICE ELECTRONICS - 0.5%
Xerox Corporation*                                 143,700     2,023,296
                                                             -----------
                                                               2,023,296
                                                             -----------

OIL & GAS EQUIPMENT & SERVICES - 1.7%
Cooper Cameron Corporation*                         45,200     2,478,768
Schlumberger, Ltd.                                  64,200     4,321,302
                                                             -----------
                                                               6,800,070
                                                             -----------

OIL & GAS EXPLORATION & PRODUCTION - 1.4%
Apache Corporation                                  61,100     3,061,721
Pioneer Natural Resources Company                   74,800     2,579,104
                                                             -----------
                                                               5,640,825
                                                             -----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 3.8%
Citigroup, Inc.                                    348,900    15,393,468
                                                             -----------
                                                              15,393,468
                                                             -----------

PACKAGED FOODS & MEATS - 1.0%
Kraft Foods, Inc.                                  125,200     3,971,344
                                                             -----------
                                                               3,971,344
                                                             -----------

                                                 NUMBER OF     MARKET
                                                  SHARES       VALUE
COMMON STOCKS - (CONTINUED)
PAPER PRODUCTS - 1.7%
Bowater, Inc.                                       52,900   $ 2,020,251
International Paper Company                        117,200     4,736,052
                                                             -----------
                                                               6,756,303
                                                             -----------

PHARMACEUTICALS - 0.6%
Barr Pharmaceuticals, Inc.*                         54,700     2,266,221
                                                             -----------
                                                               2,266,221
                                                             -----------

PROPERTY & CASUALTY INSURANCE - 0.6%
Allstate Corporation                                  50,400     2,418,696
St. Paul Travelers Companies, Inc.                        15           496
                                                               -----------
                                                                 2,419,192
                                                               -----------

REGIONAL BANKS - 1.1%
PNC Financial Services Group                          40,800     2,207,280
SunTrust Banks, Inc.                                  31,000     2,182,710
                                                               -----------
                                                                 4,389,990
                                                               -----------

RESTAURANTS - 1.2%
McDonald's Corporation                               173,300     4,857,599
                                                               -----------
                                                                 4,857,599
                                                               -----------

SEMICONDUCTORS - 0.7%
Fairchild Semiconductor International, Inc.*         193,600     2,743,312
                                                               -----------
                                                                 2,743,312
                                                               -----------

SPECIALTY STORES - 1.3%
Advance Auto Parts, Inc.*                             72,300     2,487,120
AutoZone, Inc.*                                       36,400     2,811,900
                                                               -----------
                                                                 5,299,020
                                                               -----------

SYSTEMS SOFTWARE - 3.3%
Microsoft Corporation                                298,900     8,264,585
Oracle Corporation*                                  434,300     4,898,904
                                                               -----------
                                                                13,163,489
                                                               -----------

THRIFTS & MORTGAGE FINANCE - 4.0%
Countrywide Financial Corporation                     39,200     1,544,088
Fannie Mae                                            39,800     2,523,320
Freddie Mac                                           93,900     6,126,036
PMI Group, Inc.                                      144,600     5,867,868
                                                               -----------
                                                                16,061,312
                                                               -----------

TOBACCO - 0.6%
Altria Group, Inc.                                    52,100     2,450,784
                                                               -----------
                                                                 2,450,784
                                                               -----------

TOTAL COMMON STOCKS
     (cost $367,403,202)                                       390,628,009
                                                               -----------

PREFERRED STOCK - 0.9%
MOVIES & ENTERTAINMENT - 0.9%
News Corporation, Ltd. ADR                           111,800     3,502,694
                                                               -----------
TOTAL PREFERRED STOCK
     (cost $2,517,367)                                           3,502,694
                                                               -----------

                                                PRINCIPAL        MARKET
                                                  AMOUNT         VALUE
U.S. GOVERNMENT AGENCIES - 0.5%
Federal Home Loan Bank,
     1.60%, 10-01-04                           $  2,011,000   $  2,011,000
                                                              ------------
TOTAL U.S. GOVERNMENT AGENCIES
     (cost $2,011,000)                                           2,011,000
                                                              ------------
TOTAL INVESTMENTS - 98.9%
     (cost $371,931,569)                                       396,141,703
CASH & OTHER ASSETS, LESS LIABILITIES - 1.1%                     4,656,977
                                                              ------------
TOTAL NET ASSETS - 100.0%                                     $400,798,680
                                                              ============

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $372,772,593. For federal income tax purposes, the net unrealized appreciation on investments amounted to $23,369,110, which consisted of $37,128,338 of aggregate gross unrealized appreciation and $13,759,228 of aggregate gross unrealized depreciation.

*Non-income producing security

ADR (American Depositary Receipt)

plc (public limited company)

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                             SERIES C (MONEY MARKET)

                                                            PRINCIPAL       MARKET
                                                             AMOUNT         VALUE
COMMERCIAL PAPER - 36.1%
BEVERAGES - 4.4%
Coca-Cola Company, 1.55%, 11-12-04                         $ 4,000,000   $ 3,991,439
                                                                         -----------
                                                                           3,991,439
                                                                         -----------

BROKERAGE - 0.6%
Morgan Stanley Company, 1.78%, 10-25-04                        500,000       499,407
                                                                         -----------
                                                                             499,407
                                                                         -----------

BUSINESS SERVICES - 4.5%
General Electric Capital Corporation:
     1.56%, 10-18-04                                           600,000       599,558
     1.80%, 11-09-04                                           625,000       623,781
     1.72%, 12-02-04                                         1,000,000       996,845
     1.77%, 12-06-04                                         1,800,000     1,793,936
                                                                         -----------
                                                                           4,014,120
                                                                         -----------

ELECTRIC UTILITIES - 4.9%
Southern Company, 1.78%, 11-18-04                            4,400,000     4,389,557
                                                                         -----------
                                                                           4,389,557
                                                                         -----------

FINANCIAL SERVICES - 2.3%
CIT Group, Inc., 1.78%, 11-04-04                             2,100,000     2,096,470
                                                                         -----------
                                                                           2,096,470
                                                                         -----------

FOOD PROCESSING - 4.9%
McCormick & Company, Inc., 1.80%, 11-23-04                   4,400,000     4,388,146
                                                                         -----------
                                                                           4,388,146
                                                                         -----------

HARDWARE & TOOLS - 3.3%
Sherwin Williams Company, 1.61%, 10-08-04                    3,000,000     2,999,061
                                                                         -----------
                                                                           2,999,061
                                                                         -----------

INSURANCE - 5.0%
Torchmark Corporation, 1.80%, 10-15-04                       4,500,000     4,496,831
                                                                         -----------
                                                                           4,496,831
                                                                         -----------

LEASING - 3.1%
International Lease Finance Corporation, 1.68%, 11-09-04     2,800,000     2,794,429
                                                                         -----------
                                                                           2,794,429
                                                                         -----------

NEWSPAPER - 3.1%
Tribune Company, 1.77%, 10-07-04                             2,753,000     2,752,183
                                                                         -----------
                                                                           2,752,183
                                                                         -----------

TOTAL COMMERCIAL PAPER
     (cost $32,424,055)                                                   32,421,643
                                                                         -----------

CORPORATE BOND - 1.7%
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 1.7%
Citigroup, Inc., 1.78%, 02-07-05(1)                          1,500,000     1,500,356
                                                                         -----------
TOTAL CORPORATE BOND
     (cost $1,500,434)                                                     1,500,356
                                                                         -----------

                                                            PRINCIPAL       MARKET
                                                              AMOUNT        VALUE
ASSET BACKED SECURITIES - 4.5%
INSURANCE - 4.5%
AIG Funding, Inc., 1.66%, 11-08-04                         $ 4,000,000   $ 3,992,242
                                                                         -----------
TOTAL ASSET BACKED SECURITIES
     (cost $3,992,991)                                                     3,992,242
                                                                         -----------

U.S. GOVERNMENT SPONSORED AGENCIES - 54.4%
FEDERAL FARM CREDIT BANK - 16.8%
     1.44%, 10-06-04                                         2,000,000     1,999,516
     1.48%, 10-12-04                                         7,100,000     7,096,223
     1.60%, 11-02-04                                         6,000,000     5,990,346
                                                                         -----------
                                                                          15,086,085
                                                                         -----------

FEDERAL HOME LOAN BANK - 4.5%
     1.092%, 10-06-04                                        2,300,000     2,299,443
     1.165%, 10-08-04                                          750,000       749,747
      1.18%, 10-20-04                                        1,000,000       999,082
                                                                         -----------
                                                                           4,048,272
                                                                         -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.7%
     1.55%, 10-15-04                                         1,500,000     1,499,096
     1.15%, 10-19-04                                         1,000,000       999,130
    1.215%, 10-26-04                                         7,000,000     6,991,544
     1.57%, 10-28-04                                         1,900,000     1,897,521
     1.07%, 11-17-04                                           900,000       897,873
     1.07%, 12-20-04                                         1,813,000     1,805,668
                                                                         -----------
                                                                          14,090,832
                                                                         -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.8%
     1.50%, 10-04-04                                         5,900,000     5,899,263
     1.56%, 10-20-04                                         3,528,000     3,524,761
     1.61%, 11-17-04                                         2,900,000     2,893,147
                                                                         -----------
                                                                          12,317,171
                                                                         -----------

SMALL BUSINESS ASSOCIATION POOLS - 2.7%
     #503295, 1.75%, 10-01-04(1)                               299,383       298,415
     #503303, 1.75%, 10-01-04(1)                               266,566       265,704
     #503308, 2.00%, 10-01-04(1)                               182,232       182,232
     #503459, 2.00%, 10-01-04(1)                               490,899       489,058
     #503176, 2.125%, 10-01-04(1)                               98,295        98,786
     #503343, 2.125%, 10-01-04(1)                              317,360       317,360
     #503347, 2.125%, 10-01-04(1)                              462,223       462,223
     #502353, 2.25%, 10-01-04(1)                                62,311        62,311
     #502163, 2.50%, 10-01-041(1)                               275,293       275,292
                                                                         -----------
                                                                           2,451,381
                                                                         -----------

STUDENT LOAN MARKETING ASSOCIATION - 0.9%
     2.45%, 10-25-04(1)                                        770,190       772,157
                                                                         -----------
                                                                             772,157
                                                                         -----------

TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $48,777,229)                                                   48,765,898
                                                                         -----------

MISCELLANEOUS ASSETS - 3.3%
FUNDING AGREEMENT - 3.3%
United of Omaha Life Insurance Company, 1.75%, 10-01-04(1)   3,000,000     3,000,000
                                                                         -----------
TOTAL MISCELLANEOUS ASSETS
     (cost $3,000,000)                                                     3,000,000
                                                                         -----------

                                                                 PRINCIPAL        MARKET
                                                                  AMOUNT          VALUE
REPURCHASE AGREEMENT - 0.0%
United Missouri Bank, 1.35%, dated 9-30-04 matures 10-01-04;
     repurchase amount of $17,008 (Collateralized by U.S.
     Treasury Note, 10-31-04 with a value of $18,165)          $     17,000    $     17,000
                                                                               ------------
TOTAL REPURCHASE AGREEMENT
     (cost $17,000)                                                                  17,000
                                                                               ------------
TOTAL INVESTMENTS - 100.0%
     (cost $89,711,709)                                                          89,697,139
LIABILITIES, LESS CASH & OTHER ASSETS - 0.0%                                        (29,837)
                                                                               ------------
TOTAL NET ASSETS - 100.0%                                                      $ 89,667,302
                                                                               ============

The indentified cost of investments owned at September 30, 2004 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net realized depreciation on investments amounted to $14,570, which consisted of $0 of aggregate gross unrealized appreciation and $14,570 of aggregate gross unrealized depreciation.

(1)Variable rate security. Rate indicated is rate effective at September 30, 2004. Maturity date indicated is next interest reset date.

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                 NUMBER OF      MARKET
                                                  SHARES        VALUE
FOREIGN BOND - 0.0%
INDIA - 0.0%
Hindustan Lever, Ltd., 9.00% - 2005(1)          $ 4,816,200   $     6,408
                                                              -----------
TOTAL FOREIGN BOND
   (cost $79,724)                                                   6,408
                                                              -----------

COMMON STOCKS - 98.4%
AUSTRALIA - 0.5%
Australia & New Zealand Banking Group,  Ltd.        134,288     1,850,102
Leighton Holdings Ltd.                               35,659       247,447
                                                              -----------
                                                                2,097,549
                                                              -----------

BERMUDA - 0.8%
Ace, Ltd.                                            79,399     3,180,724
                                                              -----------
                                                                3,180,724
                                                              -----------

BRAZIL - 1.3%
Companhia de Bebidas das Americas ADR                90,256     2,021,734
Empresa Brasileira de Aeronautica S.A. ADR          123,826     3,269,006
Tele Norte Leste Participacoes S.A.                      13           154
                                                              -----------
                                                                5,290,894
                                                              -----------

CANADA - 2.3%
Alcan, Inc.                                           1,357        64,872
BCE, Inc.                                            11,760       253,218
EnCana Corporation                                   57,281     2,641,023
Husky Energy, Inc.                                  161,200     3,921,890
Manulife Financial Corporation                       59,983     2,625,782
                                                              -----------
                                                                9,506,785
                                                              -----------

FRANCE - 7.3%
Alcatel S.A.*                                       160,660     1,877,669
Axa                                                  13,745       278,091
Carrefour  S.A.                                      29,350     1,380,464
Essilor International S.A.                           28,420     1,826,653
France Telecom S.A.                                 140,127     3,491,197
JC Decaux S.A.*                                      78,660     1,787,832
Sanofi-Aventis                                      106,840     7,749,398
Societe Generale                                     43,640     3,861,813
Societe Television Francaise 1                       56,650     1,607,006
Technip S.A.                                         26,800     4,327,128
Total S.A.                                            9,243     1,882,688
                                                              -----------
                                                               30,069,939
                                                              -----------

GERMANY - 2.8%
Allianz AG                                           34,084     3,432,728
BASF AG                                               5,540       326,488
Deutsche Post AG                                     19,070       370,196
MLP AG                                               54,208       871,203
Muenchener Rueckversicherungs-Gesellschaft AG           950        91,513

                                                  NUMBER OF      MARKET
                                                   SHARES        VALUE
COMMON STOCKS (CONTINUED)
GERMANY (CONTINUED)
SAP AG                                                26,194   $ 4,069,872
Siemens AG                                            29,969     2,203,885
                                                               -----------
                                                                11,365,885
                                                               -----------

HONG KONG - 2.9%
HSBC Holdings plc                                    281,200     4,471,477
Hong Kong & China Gas Company, Ltd.                1,291,700     2,410,120
Hutchison Whampoa, Ltd.                              223,918     1,751,591
Television Broadcasts, Ltd.                          763,904     3,418,835
                                                               -----------
                                                                12,052,023
                                                               -----------

INDIA - 3.0%
Gail India, Ltd.                                      55,620       230,702
Hindustan Lever, Ltd.                                834,800     2,276,645
Icici Bank, Ltd. ADR                                 193,350     2,668,230
Infosys Technologies, Ltd.                           113,864     4,196,136
Oil & Natural Gas Corporation, Ltd.                   32,540       529,518
Zee Telefilms, Ltd.                                  745,800     2,465,193
                                                               -----------
                                                                12,366,424
                                                               -----------

IRELAND - 0.5%
Anglo Irish Bank Corporation plc                     118,400     2,188,146
                                                               -----------
                                                                 2,188,146
                                                               -----------

ISRAEL - 0.4%
Teva Pharmaceutical Industries, Ltd. ADR              56,500     1,466,175
                                                               -----------
                                                                 1,466,175
                                                               -----------

ITALY - 0.5%
Eni SpA                                               87,566     1,961,976
                                                               -----------
                                                                 1,961,976
                                                               -----------

JAPAN - 8.6%
Canon, Inc.                                           34,000     1,597,968
Chugai Pharmaceutical Company, Ltd.                  121,700     1,754,582
Credit Saison Company, Ltd.                           76,400     2,349,916
JGC Corporation                                       76,000       772,998
KDDI Corporation                                       1,327     6,441,455
Keyence Corporation                                    7,800     1,640,466
Murata Manufacturing Company, Ltd.                    35,700     1,716,735
Nikon Corporation                                    191,916     1,807,456
Nippon Telegraph & Telephone Corporation                  52       207,122
Resona Holdings, Inc.*                               972,000     1,463,975
Seven-Eleven Japan Company, Ltd.                      52,000     1,486,186
Sharp Corporation                                    131,000     1,801,896
Shionogi & Co., Ltd.                                 203,000     2,908,288
Shiseido Company, Ltd.                               115,000     1,413,827
Sony Corporation                                       6,100       208,102
Toyota Motor Corporation                             107,900     4,131,361
Trend Micro, Inc.                                     55,000     2,365,377
Yahoo Japan Corporation (Deferred Settlement)*           129       568,834
Yahoo Japan Corporation*                                 129       573,515
                                                               -----------
                                                                35,210,059
                                                               -----------

                                                  NUMBER OF       MARKET
                                                   SHARES         VALUE
COMMON STOCKS (CONTINUED)
KOREA - 1.9%
Hyundai Heavy Industries Company, Ltd.               54,500    $ 1,467,217
Samsung Electronics Company, Ltd.                    10,188      4,052,196
SK Telecom Company, Ltd.                              8,720      1,329,014
SK Telecom Company, Ltd. ADR                         43,400        844,130
                                                               -----------
                                                                 7,692,557
                                                               -----------

MEXICO - 1.8%
Fomento Economico Mexicano, S.A. de C.V.                   468,800     2,068,024
Grupo Modelo, S.A. de C.V. (CI.C)                          637,200     1,547,945
Grupo Televisa S.A. ADR                                     63,533     3,350,095
Telefonos de Mexico S.A. de C.V. ADR                         9,210       297,207
                                                                     -----------
                                                                       7,263,271
                                                                     -----------

NETHERLANDS - 2.3%
ABN Amro Holding N.V.                                      174,600     3,966,245
Aegon N.V.                                                 267,122     2,879,725
Koninklijke (Royal) Philips Electronics N.V.                15,195       348,003
Unilever N.V.                                                5,610       322,740
Wolters Kluwer N.V.                                        116,729     1,964,444
                                                                     -----------
                                                                       9,481,157
                                                                     -----------

NORWAY - 0.5%
Tandberg ASA                                               217,500     1,962,880
                                                                     -----------
                                                                       1,962,880
                                                                     -----------

PORTUGAL - 0.1%
Electricidade de Portugal S.A.                             209,500       611,468
                                                                     -----------
                                                                         611,468
                                                                     -----------

SINGAPORE - 0.7%
Singapore Press Holdings, Ltd.                             953,466     2,684,385
                                                                     -----------
                                                                       2,684,385
                                                                     -----------

SPAIN - 0.7%
Amadeus Global Travel Distribution S.A.                    227,939     1,803,348
Antena 3 de Television S.A.*                                   108         6,428
Endesa S.A.                                                 14,755       280,933
Repsol YPF S.A. ADR                                         15,435       338,335
Telefonica S.A.                                             32,180       481,609
                                                                     -----------
                                                                       2,910,653
                                                                     -----------

SWEDEN - 4.2%
Hennes & Mauritz AB (Cl.B)                                 301,000     8,289,676
Telefonaktiebolaget LM Ericsson (Cl.B)*                  2,854,000     8,859,702
                                                                     -----------
                                                                      17,149,378
                                                                     -----------

SWITZERLAND - 2.1%
Nestle S.A.                                                  2,023       463,344
Novartis AG                                                 64,993     3,029,224
Roche Holding AG                                            47,643     4,921,876
Swiss Re                                                     4,096       235,683
                                                                     -----------
                                                                       8,650,127
                                                                     -----------

TAIWAN - 0.8%
Taiwan Semiconductor Manufacturing Company, Ltd. ADR       441,140     3,149,740
                                                                     -----------
                                                                       3,149,740
                                                                     -----------

                                                         NUMBER OF      MARKET
                                                           SHARES        VALUE
COMMON STOCKS (CONTINUED)
UNITED KINGDOM - 14.5%
3i Group plc                                               147,030   $ 1,481,943
AstraZeneca plc                                             42,700     1,750,114
BAE Systems plc                                             98,425       400,736
BP plc ADR                                                  62,675     3,605,693
Boots Group plc                                            165,435     1,923,405
Cable & Wireless plc*                                       83,920       148,440
Cadbury Schweppes plc                                      505,354     3,884,180
Diageo plc                                                  65,440       817,076
Dixons Group plc                                         1,387,083     4,285,815
Lloyds TSB Group plc                                        28,463       222,245

Pearson plc                                          301,090     3,219,987
Peninsular & Oriental Steam Navigation Company        90,520       429,157
Reckitt Benckiser plc                                306,917     7,530,970
Reed Elsevier plc                                    228,773     2,009,853
Royal Bank of Scotland Group plc                     282,122     8,147,795
Shell Transport & Trading Company plc                 39,974       293,499
Smith & Nephew plc                                   269,070     2,473,428
Vodafone Group plc                                 6,309,040    15,126,882
WPP Group plc ADR                                    172,380     1,603,320
                                                               -----------
                                                                59,354,538
                                                               -----------

UNITED STATES - 37.9%
Advanced Micro Devices, Inc.*                        295,700     3,844,100
Affymetrix, Inc.*                                     67,100     2,060,641
Altera Corporation*                                   20,200       395,314
Amazon.com, Inc.*                                     45,200     1,846,872
American Express Company                              67,800     3,488,988
Amgen, Inc.*                                          71,900     4,075,292
Applera Corporation - Applied Biosystems Group        80,700     1,522,809
BEA Systems, Inc.*                                   221,942     1,533,619
Berkshire Hathaway, Inc. (Cl.B)*                       1,090     3,129,390
Boeing Company                                        45,200     2,333,224
Burlington Resources, Inc.                            53,000     2,162,400
Cadence Design Systems, Inc.*                        137,600     1,794,304
Charles Schwab Corporation                           140,100     1,287,519
ChevronTexaco Corporation                             72,154     3,870,341
Circuit City Stores, Inc.                            195,999     3,006,625
Cisco Systems, Inc.*                                 148,900     2,695,090
Citigroup, Inc.                                       32,133     1,417,708
Coach, Inc.*                                          27,200     1,153,824
Commerce Bancorp, Inc.                                14,600       805,920
Corning, Inc.*                                       191,600     2,122,928
Electronic Arts, Inc.*                                12,900       593,271
Eli Lilly & Company                                   25,700     1,543,285
Everest Re Group, Ltd.                                20,500     1,523,765
Express Scripts, Inc.*                                26,000     1,698,840
Gap, Inc.                                             85,500     1,598,850
Genentech, Inc.*                                      42,100     2,206,882
Genzyme Corporation*                                  39,500     2,149,195
Gilead Sciences, Inc.*                               107,800     4,029,564
Gillette Company                                      79,500     3,318,330
GlobalSantaFe Corporation                            137,800     4,223,570
Human Genome Sciences, Inc.*                          48,720       531,535
IMS Health, Inc.                                      85,500     2,045,160
International Business Machines Corporation           48,275     4,139,098
International Game Technology                         88,200     3,170,790
J.P. Morgan Chase & Company                          190,492     7,568,247

                                                  NUMBER OF      MARKET
                                                   SHARES        VALUE
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
JDS Uniphase Corporation*                           730,100   $  2,460,437
Juniper Networks, Inc.*                              69,300      1,635,480
Lockheed Martin Corporation                          36,500      2,035,970
MBNA Corporation                                    148,100      3,732,120
Millennium Pharmaceuticals, Inc.*                    45,100        618,321
National Semiconductor Corporation*                 173,200      2,682,868
Nektar Therapeutics*(2)                              57,269        663,401
Northern Trust Corporation                           31,200      1,272,960
Northrop Grumman Corporation                         40,400      2,154,532
Novell, Inc.*                                       289,700      1,828,007
Pfizer, Inc.                                        101,899      3,118,109
Qualcomm, Inc.                                      106,340      4,151,514
Quest Diagnostics, Inc.                              42,100      3,714,062
RadioShack Corporation                               51,700      1,480,688
Raytheon Company                                     94,200      3,577,716

Red Hat, Inc.*                                       65,000        795,600
Schering-Plough Corporation                         125,000      2,382,500
Scientific Atlanta, Inc.                             49,830      1,291,594
Silicon Laboratories, Inc.*                          11,500        380,535
Sirius Satellite Radio, Inc.*                     3,994,549     12,782,557
Starbucks Corporation*                               51,800      2,354,828
Sun Microsystems, Inc.*                             536,900      2,169,076
Symantec Corporation*                                50,500      2,771,440
Transocean, Inc.*                                   140,300      5,019,934
Veritas Software Corporation*                        49,700        884,660
Wachovia Corporation                                 91,447      4,293,437
                                                              ------------
                                                               155,139,636
                                                              ------------

TOTAL COMMON STOCKS
  (cost $330,431,426)                                          402,806,369
                                                              ------------

PREFERRED STOCKS - 1.2%
BRAZIL - 0.7%
Tele Norte Leste Participacoes S.A.                 213,988      2,821,738
                                                              ------------
                                                                 2,821,738
                                                              ------------

GERMANY - 0.5%
Porsche AG                                            3,599      2,338,548
                                                              ------------
                                                                 2,338,548
                                                              ------------

TOTAL PREFERRED STOCKS
     (cost $5,203,334)                                           5,160,286
                                                              ------------
TOTAL INVESTMENTS - 99.6%
     (cost $335,714,484)                                       407,973,063
CASH & OTHER ASSETS, LESS LIABILITIES - 0.4%                     1,490,956
                                                              ------------
TOTAL NET ASSETS - 100.0%                                     $409,464,019
                                                              ============

INVESTMENT CONCENTRATION

At September 30, 2004, SBL D's investment concentration by industry was as follows:

Aerospace & Defense                            0.1%
Air Freight & Logistics                        3.4%
Automobiles                                    1.6%
Beverages                                      2.5%
Biotechnology                                  3.8%
Capital Markets                                1.0%
Chemicals                                      0.3%
Commercial Banks                               2.2%
Commercial Services & Supplies                 0.4%
Communications Equipment                       6.2%
Computers & Peripherals                        1.5%
Constuction & Engineering                      0.2%
Consumer Finance                               2.3%
Diversified Financial Services                 8.8%
Diversified Telecommunications                 4.0%
Electric Utilities                             0.2%
Electronic Equipment & Instruments             0.8%
Energy Equipment & Services                    1.1%
Food & Staples Retailing                       1.2%
Food Products                                  0.2%
Gas Utilities                                  0.6%
Health Care Equipment & Services               1.4%
Health Care Providers & Services               1.8%
Hotels, Restaurants & Leisure Products         1.8%
Household Durables                             2.6%
Household Products                             2.4%
Industrial Conglomerates                       0.5%
Insurance                                      4.2%
Internet & Catalog Retail                      0.5%
Internet Software & Services                   1.3%
IT Services                                    1.0%
Leisure Equipment & Products                   0.4%
Machinery                                      0.4%
Marine                                         0.1%
Media                                          9.0%
Metals & Mining                                0.0%
Oil & Gas                                      6.5%
Paper & Forest Products                        1.0%
Personal Products                              1.2%
Pharmaceuticals                                7.6%
Semiconductors & Semiconductor Equipment       2.5%
Software                                       3.0%
Specialty Retail                               1.1%
Textiles, Apparel & Luxury Goods               2.7%
Wireless Telecommunications                    4.2%
Cash & other assets, less liabilities          0.4%
                                             -----
                                             100.0%
                                             =====

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $336,659,237. For federal income tax purposes the, the net net unrealized appreciation amounted to $71,313,826, which consisted of $86,651,997 of aggregate gross unrealized appreciation and $15,338,171 of aggregate gross unrealized depreciation.

*Non-income producing security

**Passive Foreign Investment Company

ADR (American Depositary Receipt)

plc (public limited company)

(1) Principal amount on foreign bond is reflected in local currency (e.g. Indian Rupee) while market value is reflected in U.S. dollars.

(2) Security is restricted. The total market value of restricted securities is $663,401 (cost $650,000), or 0.2% of total net assets. The acquistion date was March 25, 2004.

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT          VALUE
CORPORATE BONDS - 36.4%
AIRLINES - 0.9%
Qantas Airways, 5.125% - 2013 (1)                      $  600,000      $  587,792
Southwest Airlines Company, 7.875% - 2007                 700,000         780,625
                                                                       ----------
                                                                        1,368,417
                                                                       ----------

AUTOMOTIVE - 2.5%
Ford Motor Credit Company:
     6.50% - 2007                                         650,000         688,468
     5.80% - 2009                                         600,000         621,895
General Motors Acceptance Corporation,
     6.125% - 2006                                        650,000         679,518
General Motors Corporation, 8.80% - 2021                1,250,000       1,369,320
Johnson Controls, Inc., 4.875% - 2013                     600,000         611,531
                                                                       ----------
                                                                        3,970,732
                                                                       ----------

BANKING - 5.0%
Abbey National plc, 6.69% - 2005                          725,000         752,485
BCH Cayman Islands, Ltd., 7.70% - 2006                    700,000         755,166
Bank of America Corporation, 7.80% - 2010                 650,000         763,588
BankBoston Capital Trust, 2.45% - 2028 (3)              1,200,000       1,156,250
Chase Capital III, 2.34% - 2027 (3)                     1,200,000       1,140,180
Danske Bank A/S, 7.40% - 2010 (1), (3)                    800,000         879,523
Key Bank N.A., 7.00% - 2011                               700,000         784,263
Regions Financial Corporation, 7.00% - 2011             1,000,000       1,148,471
US Central Credit Union, 2.70% - 2009                     625,000         610,938
                                                                       ----------
                                                                        7,990,864
                                                                       ----------

BROKERAGE - 1.3%
Credit Suisse FB USA, 6.125% - 2011                       600,000         653,692
Legg Mason, Inc., 6.75% - 2008                            650,000         715,843
Waddell & Reed Financial, Inc., 7.50% - 2006              650,000         686,167
                                                                       ----------
                                                                        2,055,702
                                                                       ----------

BUILDING MATERIALS - 0.8%
CRH America, Inc., 6.95% - 2012                           600,000         683,800
Masco Corporation, 5.875% - 2012                          600,000         645,334
                                                                       ----------
                                                                        1,329,134
                                                                       ----------

CHEMICALS - 1.2%
PPG Industries, Inc., 7.40% - 2019                        650,000         773,258
Pioneer Hi-Bred International, Inc., 5.75% - 2009       1,000,000       1,075,439
                                                                       ----------
                                                                        1,848,697
                                                                       ----------

CONSUMER PRODUCTS - 0.4%
Newell Rubbermaid, Inc., 6.75% - 2012                     600,000         682,081
                                                                       ----------
                                                                          682,081
                                                                       ----------

DIVERSIFIED MANUFACTURING - 2.1%
General Electric Company, 5.00% - 2013                    600,000         617,065
Hutchison Whampoa International, Ltd.,
     5.45% - 2010 (1)                                   1,250,000       1,277,340

                                                          PRINCIPAL        MARKET
                                                           AMOUNT          VALUE
CORPORATE BONDS - (CONTINUED)
DIVERSIFIED MANUFACTURING - (CONTINUED)
Tyco International Group, 7.00% - 2028                   $  650,000      $  733,344
United Technologies Corporation, 6.35% - 2011               650,000         721,442
                                                                         ----------
                                                                          3,349,191
                                                                         ----------

ELECTRIC - 2.1%
Arizona Public Service Company, 6.375% - 2011               600,000         656,958
Calpine Corporation, 8.75% - 2007                           500,000         396,250
Cincinnati Gas & Electric Company, 5.70% - 2012             600,000         634,530
East Coast Power LLC:
     6.737% - 2008                                           77,826          79,218
     7.066% - 2012                                          140,866         144,364
National Rural Utilities, 5.50% - 2005                      700,000         706,233
Oncor Electric Delivery Company, 6.375% - 2015              600,000         662,114
                                                                         ----------
                                                                          3,279,667
                                                                         ----------

ENERGY - INDEPENDENT - 0.9%
Devon Financing Corporation, ULC, 6.875% - 2011             600,000         676,960
Pancanadian Petroleum, 6.30% - 2011                         750,000         820,568
                                                                         ----------
                                                                          1,497,528
                                                                         ----------

ENERGY - INTEGRATED - 0.5%
Conoco, Inc., 6.95% - 2029                                  650,000         749,975
                                                                         ----------
                                                                            749,975
                                                                         ----------

ENTERTAINMENT - 1.2%
Liberty Media Corporation, 7.875% - 2009                    600,000         669,743
Time Warner, Inc., 6.875% - 2018                            600,000         655,606
Viacom, Inc., 5.625% - 2007                                 600,000         634,671
                                                                         ----------
                                                                          1,960,020
                                                                         ----------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.8%
Countrywide Capital, 8.00% - 2026                           700,000         754,061
SLM Corporation, 5.05% - 2014                               600,000         600,209
                                                                         ----------
                                                                          1,354,270
                                                                         ----------

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 1.9%
CIT Group, Inc., 7.625% - 2005                              350,000         365,155
Core Investment Grade Trust, 4.727% - 2007                1,950,000       2,015,618
General Electric Capital Corporation,
     5.875% - 2012                                          600,000         651,316
                                                                         ----------
                                                                          3,032,089
                                                                         ----------

FOOD & BEVERAGE - 0.5%
Fosters Brewing Group, 6.875% - 2011 (1)                    650,000         733,643
                                                                         ----------
                                                                            733,643
                                                                         ----------

GAMING - 0.2%
Park Place Entertainment, 7.875% - 2005                     300,000         315,750
                                                                         ----------
                                                                            315,750
                                                                         ----------

HEALTH CARE - 0.4%
Anthem, Inc., 6.80%- 2012                                   600,000         676,319
                                                                         ----------
                                                                            676,319
                                                                         ----------

INDUSTRIAL - OTHER - 0.4%
Eaton Corporation, 5.75% - 2012                             625,000         673,021
                                                                         ----------
                                                                            673,021
                                                                         ----------

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
CORPORATE BONDS - (CONTINUED)
INSURANCE - PROPERTY & CASUALTY - 0.5%
Nationwide Mutual Insurance Company,
     8.25% - 2031 (1)                                   $  650,000       $  805,812
                                                                         ----------
                                                                            805,812
                                                                         ----------

MEDIA - CABLE - 2.3%
Comcast Corporation, 5.30% - 2014                        625,000          626,354
Cox Communications, Inc., 6.40% - 2008                   625,000          656,261
Cox Enterprises, Inc., 4.375% - 2008 (1)                 600,000          585,865
Jones Intercable, Inc., 7.625% - 2008                    500,000          555,254
Lenfest Communications, Inc., 10.50% - 2006              500,000          556,131
Time Warner Entertainment, 7.25% - 2008                  600,000          665,938
                                                                       ----------
                                                                        3,645,803
                                                                       ----------

MEDIA - NONCABLE - 1.2%
Clear Channel Communications, Inc.,
     4.625% - 2008                                       600,000          611,010
Thompson Corporation, 4.75% - 2010                     1,250,000        1,283,234
                                                                       ----------
                                                                        1,894,244
                                                                       ----------

OIL FIELD SERVICES - 0.5%
Transocean Offshore, Inc., 8.00% - 2027                  700,000          857,734
                                                                       ----------
                                                                          857,734
                                                                       ----------

PHARMACEUTICALS - 0.5%
Eli Lilly & Company, 7.125% - 2025                       650,000          785,133
                                                                       ----------
                                                                          785,133
                                                                       ----------

PIPELINES - 1.6%
Consolidated Natural Gas Company,
     6.625% - 2013                                       600,000          672,797
Duke Energy Field Services Corporation,
     7.50% - 2005                                        700,000          727,374
Express Pipeline LP, 6.47% - 2011 (1)                    430,400          452,234
Kinder Morgan Energy, 7.50% - 2010                       600,000          689,687
                                                                       ----------
                                                                        2,542,092
                                                                       ----------

RAILROADS - 0.8%
Canadian National Railway Company,
     6.250% - 2034                                     1,200,000        1,265,299
                                                                       ----------
                                                                        1,265,299
                                                                       ----------

REAL ESTATE INVESTMENT TRUSTS - 0.8%
Reckson Operating Partnership, 5.15% - 2011            1,200,000        1,199,958
                                                                       ----------
                                                                        1,199,958
                                                                       ----------

RETAILERS - 0.9%
May Department Stores Company, 3.95% - 2007 (1)          600,000          604,674
Tandy Corporation, 6.95% - 2007                          750,000          819,989
                                                                       ----------
                                                                        1,424,663
                                                                       ----------

SERVICES - 0.5%
American Eco Corporation, 9.625% - 2008 * (4), (5)       500,000                -
Erac USA Finance Company, 7.35% - 2008 (1)               600,000          671,438
MasTec, Inc., 7.75% - 2008                               200,000          181,500
                                                                       ----------
                                                                          852,938
                                                                       ----------

                                                       PRINCIPAL        MARKET
                                                        AMOUNT           VALUE
CORPORATE BONDS - (CONTINUED)
SUPERMARKETS - 0.5%
Safeway, Inc., 6.50% - 2008                           $   700,000      $  759,243
                                                                       ----------
                                                                          759,243
                                                                       ----------

TECHNOLOGY - 0.9%
Pitney Bowes, Inc., 5.875% - 2006                         650,000         680,283
Science Applications International Corporation,
     7.125% - 2032                                        600,000         696,472
                                                                       ----------
                                                                        1,376,755
                                                                       ----------

TELECOMMUNICATIONS - WIRELESS - 0.4%
Vodafone Group plc, 7.625% - 2005                        650,000         662,634
                                                                      ----------
                                                                         662,634
                                                                      ----------

TELECOMMUNICATIONS - WIRELINES - 0.7%
GTE Corporation, 7.51% - 2009                          1,000,000       1,135,007
                                                                      ----------
                                                                       1,135,007
                                                                      ----------

TRANSPORTATION SERVICES - 1.2%
Erac USA Finance Company, 6.70% - 2034 (1)             1,800,000       1,902,620
                                                                      ----------
                                                                       1,902,620
                                                                      ----------

TOTAL CORPORATE BONDS
     (cost $55,443,143)                                               57,977,035
                                                                      ----------

MORTGAGE BACKED SECURITIES - 41.5%
U.S. GOVERNMENT AGENCIES - 37.5%
Federal Home Loan Mortgage Corporation:
     FG #E01488, 5.00% - 2018                          2,650,680       2,697,825
     FG #E01538, 5.00% - 2018                          2,743,570       2,792,368
     FHR #188 H CMO, 7.00% - 2021                          3,823           3,823
     #C44050, 7.00% - 2030                               105,359         111,853
     #C01079, 7.50% - 2030                                60,925          65,391
     #C01172, 6.50% - 2031                               187,485         196,880
     #C01210, 6.50% - 2031                               199,737         209,693
     #C50964, 6.50% - 2031                               185,652         194,955
     #C50967, 6.50% - 2031                                67,288          70,642
     #C01277, 7.00% - 2031                               299,824         318,134
     #C01292, 6.00% - 2032                               668,958         692,205
     #C62801, 6.00% - 2032                               364,536         377,204
     #C01287, 6.50% - 2032                               435,209         457,016
     #C76358, 5.00% - 2033                             3,199,651       3,181,004
     #C78238, 5.50% - 2033                             3,196,840       3,247,612
     #A16943, 6.00% - 2033                             2,531,434       2,618,334
     #A17903, 6.00% - 2034                             2,477,609       2,561,869

Federal National Mortgage Association:
     #254473, 5.50% - 2017                             3,068,690       3,178,498
     FNCI #720714, 4.50% - 2018                        2,676,825       2,675,303
     FNCI #750465, 5.00% - 2018                        2,784,774       2,835,175
     #780952, 4.00% - 2019                             3,030,123       2,956,819
     FNR 1990-68 J, 6.95% - 2020                          10,465          11,151
     FNR 1990-103 K, 7.50% - 2020                          2,615           2,718
     #252806, 7.50% - 2029                               171,960         184,367
     #252874, 7.50% - 2029                                62,963          67,506
     #535277, 7.00% - 2030                               126,049         133,707
     #551262, 7.50% - 2030                                48,182          51,642
     #190307, 8.00% - 2030                                76,852          83,610

                                                      PRINCIPAL         MARKET
                                                       AMOUNT           VALUE
Mortgage Backed Securities - (CONTINUED)
Federal National Mortgage Association (continued):
     #253356, 8.00% - 2030                           $    96,384      $  104,860
     #541735, 8.00% - 2030                                78,888          85,826
     #535838, 6.50% - 2031                               159,961         167,928
     #585348, 6.50% - 2031                               153,663         161,316
     #591381, 6.50% - 2031                               243,792         255,935
     #254477, 5.50% - 2032                             1,720,716       1,745,637
     #254198, 6.00% - 2032                               687,458         712,119
     #254377, 6.00% - 2032                             1,139,616       1,180,917
     #254478, 6.00% - 2032                               602,231         624,057
     #666750, 6.00% - 2032                             1,171,928       1,213,968
     #254346, 6.50% - 2032                               370,742         389,207
     #545691, 6.50% - 2032                               561,517         589,484
     #659790, 6.50% - 2032                               477,441         501,154
     #702879, 5.00% - 2033                             2,020,836       2,004,741

     #709805, 5.00% - 2033                             2,667,716       2,646,469
     #658077, 5.50% - 2033                             1,643,057       1,669,541
     #688328, 5.50% - 2033                             1,812,791       1,840,767
     #689108, 5.50% - 2033                             1,562,564       1,587,750
     #709748, 5.50% - 2033                             2,757,462       2,801,908
     #713971, 5.50% - 2033                             2,720,397       2,762,380
     #754903, 5.50% - 2033                             2,359,512       2,388,424
     #725033, 6.00% - 2034                             2,322,202       2,406,176
                                                                      ----------
                                                                      59,817,868
                                                                      ----------

U.S. GOVERNMENT SECURITIES - 2.6%
Government National Mortgage Association:
     #301465, 9.00% - 2021                                23,598          26,084
     #305617, 9.00% - 2021                                25,832          28,553
     #313107, 7.00% - 2022                               240,183         256,066
     #352022, 7.00% - 2023                               141,149         150,484
     #369303, 7.00% - 2023                               120,897         128,892
     #780454, 7.00% - 2026                               248,403         264,830
     #462680, 7.00% - 2028                               159,880         170,453
     #482668, 7.00% - 2028                               163,528         174,342
     #518436, 7.25% - 2029                                52,612          56,363
     #494109, 7.50% - 2029                               183,176         197,268
     #510704, 7.50% - 2029                                72,500          78,077
     #781079, 7.50% - 2029                                64,415          69,371
     #479229, 8.00% - 2030                                24,939          27,218
     #479232, 8.00% - 2030                                75,387          82,277
     #508342, 8.00% - 2030                               112,037         122,276
     #538285, 6.50% - 2031                               230,475         243,353
     #561561, 6.50% - 2031                               345,152         364,586
     #564472, 6.50% - 2031                               475,451         502,221
     #781414, 5.50% - 2032                               584,675         595,733
     #552324, 6.50% - 2032                               390,946         412,789
     II #181907, 9.50% - 2020                             22,428          25,306
     II #2445, 8.00% - 2027                              109,904         119,364
     II #2909, 8.00% - 2030                               65,177          70,788
                                                                      ----------
                                                                       4,166,694
                                                                      ----------

                                                      PRINCIPAL        MARKET
                                                       AMOUNT           VALUE
MORTGAGE BACKED SECURITIES - (CONTINUED)
NON-AGENCY SECURITIES - 1.4%
Chase Commercial Mortgage Securities Corporation,
     1997-1B, 7.37% - 2007 CMO                       $ 1,500,000     $ 1,638,629
     1998-1B, 6.56% - 2008 CMO                           500,000         548,811
Global Rate Eligible Asset Trust 1998-A,
     7.33% - 2006 (5)                                    807,259               -
                                                                     -----------
                                                                       2,187,440
                                                                     -----------

TOTAL MORTGAGE BACKED SECURITIES
     (cost $66,283,548)                                               66,172,002
                                                                     -----------
U.S. AGENCY BONDS & NOTES - 14.5%
Federal Farm Credit Bank,
     5.45% - 2013                                      1,000,000       1,068,224

Federal Home Loan Bank:
     6.375% - 2006                                       900,000         958,145
     5.20% - 2008                                      2,000,000       2,003,872

Federal Home Loan Mortgage Corporation,
     2.850% - 2007                                     3,000,000       2,975,709

Federal National Mortgage Association:
     7.125% - 2005                                     2,000,000       2,038,496
     3.00% - 2006 (2)                                  3,000,000       3,017,346
     6.00% - 2008                                        850,000         924,482
     7.25% - 2010                                      2,000,000       2,319,306
     5.50% - 2011                                      3,500,000       3,768,159
     4.00% - 2013 (2)                                  1,935,000       1,936,786
     6.625% - 2030                                       750,000         874,272
     7.125% - 2030                                     1,000,000       1,231,975
                                                                      ----------
                                                                      23,116,772
                                                                      ----------

TOTAL U.S. AGENCY BONDS & NOTES
     (cost $22,045,162)                                               23,116,772
                                                                      ----------

U.S. GOVERNMENT SECURITIES - 6.4%
U.S. Treasury Bond,
     5.375% - 2031                                     1,500,000       1,606,875

U.S. Treasury Notes:
     2.75% - 2006                                      4,000,000       4,015,000
     6.25% - 2007                                      1,750,000       1,891,230
     5.00% - 2011                                      2,500,000       2,686,818
                                                                      ----------
                                                                      10,199,923
                                                                      ----------

TOTAL U.S. GOVERNMENT SECURITIES
     (cost $9,917,649)                                                10,199,923
                                                                      ----------

                                                      PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
REPURCHASE AGREEMENT - 0.4%
United Missouri Bank, 1.35%, dated 9-30-04, matures
    10-01-04;repurchase amount of $645,024.
    (Collateralized by U.S. Treasury Notes, 10-31-04
    with a value of $657,964)                         $  645,000    $    645,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
     (cost $645,000)                                                     645,000
                                                                    ------------
TOTAL INVESTMENTS - 99.2%
     (cost $154,334,502)                                             158,110,732
CASH & OTHER ASSETS, LESS LIABILITIES - 0.8%                           1,302,454
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $159,413,186
                                                                    ============

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $156,510,112. For federal income tax purposes, the net unrealized appreciation on investments amounted to $1,600,620, which consisted of $3,459,773 of aggregate gross unrealized appreciation, and $1,859,153 of aggregate gross unrealized depreciation.

*Non-income producing security

CMO (Collateralized Mortgage Obligation)

LP (Limited Partnership)

plc (public limited company)

(1) Security is a 144A series. The total market value of 144A securities is $8,500,941 (cost $8,050,611), or 5.3% of total net assets.

(2) Security is a step bond. Rate indicated is rate effective at September 30, 2004.

(3) Variable rate security. Rate indicated is rate effective September 30, 2004.

(4)   Security is in default due to bankruptcy.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% or net assets.

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                           SERIES G (LARGE CAP GROWTH)

                                                  NUMBER OF      MARKET
                                                    SHARES        VALUE
COMMON STOCKS - 96.8%
AEROSPACE & DEFENSE - 4.2%
General Dynamics Corporation                        8,000       $  816,800
United Technologies Corporation                     9,400          877,772
                                                                ----------
                                                                 1,694,572
                                                                ----------

AIR FREIGHT & LOGISTICS - 2.0%
FedEx Corporation                                   9,500          814,055
                                                                ----------
                                                                   814,055
                                                                ----------

AIRLINES - 1.6%
Southwest Airlines Company                         46,000          626,520
                                                                ----------
                                                                   626,520
                                                                ----------

BIOTECHNOLOGY - 5.5%
Amgen, Inc.*                                       31,800        1,802,424
Chiron Corporation*                                 9,000          397,800
                                                                ----------
                                                                 2,200,224
                                                                ----------

BREWERS - 1.9%
Anheuser-Busch Companies, Inc.                     15,600          779,220
                                                                ----------
                                                                   779,220
                                                                ----------

BROADCASTING & CABLE TV - 1.6%
Comcast Corporation*                               22,300          629,752
                                                                ----------
                                                                   629,752
                                                                ----------

COMMUNICATIONS EQUIPMENT - 3.4%
ADC Telecommunications, Inc.*                     249,800          452,138
Cisco Systems, Inc.*                               50,500          914,050
                                                                ----------
                                                                 1,366,188
                                                                ----------

COMPUTER HARDWARE - 2.7%
Dell, Inc.*                                        31,000        1,103,600
                                                                ----------
                                                                 1,103,600
                                                                ----------

CONSUMER FINANCE - 1.4%
MBNA Corporation                                   22,900          577,080
                                                                ----------
                                                                   577,080
                                                                ----------

DATA PROCESSING & OUTSOURCED SERVICES - 3.9%
First Data Corporation                             36,500        1,587,750
                                                                ----------
                                                                 1,587,750
                                                                ----------

DEPARTMENT STORES - 1.9%
Kohl's Corporation*                                15,500          746,945
                                                                ----------
                                                                   746,945
                                                                ----------

DRUG RETAIL - 2.0%
CVS Corporation                                    19,500          821,535
                                                                ----------
                                                                   821,535
                                                                ----------

                                                  NUMBER OF      MARKET
                                                    SHARES        VALUE
COMMON STOCKS - (CONTINUED)
EXCHANGE TRADED FUNDS - 2.9%
iShares Russell 1000 Growth Index Fund             25,900       $1,172,752
                                                                ----------
                                                                 1,172,752
                                                                ----------

GENERAL MERCHANDISE STORES - 1.7%
Target Corporation                                 15,000          678,750
                                                                ----------
                                                                   678,750
                                                                ----------

HEALTH CARE EQUIPMENT - 3.1%
Boston Scientific Corporation*                     31,400        1,247,522
                                                                ----------
                                                                 1,247,522
                                                                ----------

HOME IMPROVEMENT RETAIL - 4.6%
Home Depot, Inc.                                   27,500        1,078,000
Lowe's Companies, Inc.                             13,900          755,465
                                                                ----------
                                                                 1,833,465
                                                                ----------

HOTELS, RESORTS & CRUISE LINES - 1.5%
Carnival Corporation                               12,700          600,583
                                                                ----------
                                                                   600,583
                                                                ----------

HYPERMARKETS & SUPERCENTERS - 3.6%
Wal-Mart Stores, Inc.                              27,300        1,452,360
                                                                ----------
                                                                 1,452,360
                                                                ----------

INDUSTRIAL CONGLOMERATES - 4.0%
3M Company                                          4,100          327,877
General Electric Company                           38,200        1,282,756
                                                                ----------
                                                                 1,610,633
                                                                ----------

INTERNET RETAIL - 0.9%
eBay, Inc.*                                         4,100          376,954
                                                                ----------
                                                                   376,954
                                                                ----------

INVESTMENT BANKING & BROKERAGE - 1.1%
Goldman Sachs Group, Inc.                           4,700          438,228
                                                                ----------
                                                                   438,228
                                                                ----------

MANAGED HEALTH CARE - 2.0%
UnitedHealth Group, Inc.                           11,000          811,140
                                                                ----------
                                                                   811,140
                                                                ----------

MOTORCYCLE MANUFACTURERS - 1.1%
Harley-Davidson, Inc.                               7,100          422,024
                                                                ----------
                                                                   422,024
                                                                ----------

MOVIES & ENTERTAINMENT - 3.3%
Viacom, Inc. (Cl.B)                                39,700        1,332,332
                                                                ----------
                                                                 1,332,332
                                                                ----------

MULTI-LINE INSURANCE - 3.7%
American International Group, Inc.                 21,900        1,488,981
                                                                ----------
                                                                 1,488,981
                                                                ----------

OIL & GAS EQUIPMENT & SERVICES - 1.2%
BJ Services Company                                 6,600          345,906
Halliburton Company                                 4,000          134,760
                                                                ----------
                                                                   480,666
                                                                ----------

                                                              PRINCIPAL
                                                              AMOUNT OR
                                                              NUMBER OF           MARKET
                                                               SHARES              VALUE
COMMON STOCKS - (CONTINUED)
OTHER DIVERSIFIED FINANCIAL SERVICES - 2.3%
Citigroup, Inc.                                                   21,000       $   926,520
                                                                               -----------
                                                                                   926,520
                                                                               -----------

PHARMACEUTICALS - 13.2%
Eli Lilly & Company                                                5,500           330,275
Johnson & Johnson                                                 24,900         1,402,617
Merck & Company, Inc.                                              9,100           300,300
Pfizer, Inc.                                                      94,100         2,879,460
Wyeth                                                             11,200           418,880
                                                                               -----------
                                                                                 5,331,532
                                                                               -----------

SEMICONDUCTOR EQUIPMENT - 0.4%
Applied Materials, Inc.*                                          10,500           173,145
                                                                               -----------
                                                                                   173,145
                                                                               -----------

SEMICONDUCTORS - 2.7%
Analog Devices, Inc.                                               2,700           104,706
Applied Micro Circuits Corporation*                               31,500            98,595
Intel Corporation                                                 44,400           890,664
                                                                               -----------
                                                                                 1,093,965
                                                                               -----------

SOFT DRINKS - 3.5%
Cott Corporation*                                                  8,000           230,720
PepsiCo, Inc.                                                     24,300         1,182,195
                                                                               -----------
                                                                                 1,412,915
                                                                               -----------

SYSTEMS SOFTWARE - 7.9%
Microsoft Corporation                                             71,000         1,963,150
Oracle Corporation*                                               71,900           811,032
Veritas Software Corporation*                                     21,800           388,040
                                                                               -----------
                                                                                 3,162,222
                                                                               -----------

TOTAL COMMON STOCKS
     (cost $37,927,454)                                                         38,994,130
                                                                               -----------

REPURCHASE AGREEMENT - 5.2%
State Street, 0.50%, dated 9-30-04, matures 10-01-04;
     repurchase amount of $2,086,543 (Collateralized
     by FNMA, 1.875%, 02-15-05 with a value of
     $2,132,995)                                            $  2,086,513         2,086,513
                                                                               -----------
TOTAL REPURCHASE AGREEMENT
     (cost $2,086,513)                                                           2,086,513
                                                                               -----------
TOTAL INVESTMENTS - 102.0%
     (cost $40,013,967)                                                         41,080,643
LIABILITIES, LESS CASH & OTHER ASSETS - (2.0%)                                    (805,058)
                                                                               -----------
TOTAL NET ASSETS - 100.0%                                                      $40,275,585
                                                                               ===========

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $41,005,287. For federal income tax purposes, the net unrealized appreciation on investments amounted to $75,356, which consisted of $1,835,127 of aggregate gross unrealized appreciation, and $1,759,771 of aggregate gross unrealized depreciation.

*Non-income producing security

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                                   SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004 (UNAUDITED)
                                  SERIES H (ENHANCED INDEX)

                                                               NUMBER OF       MARKET
                                                                SHARES         VALUE
COMMON STOCKS - 95.3%
ADVERTISING - 0.3%
Omnicom Group, Inc.                                              1,600       $  116,896
                                                                             ----------
                                                                                116,896
                                                                             ----------

AEROSPACE & DEFENSE - 1.6%
Boeing Company                                                   1,500           77,430
General Dynamics Corporation                                     1,400          142,940
Honeywell International, Inc.                                    1,000           35,860
Lockheed Martin Corporation                                        600           33,468
Northrop Grumman Corporation                                     2,600          138,658
Rockwell Colllins, Inc.                                          2,300           85,422
United Technologies Corporation                                  1,000           93,380
                                                                             ----------
                                                                                607,158
                                                                             ----------

AGRICULTURAL PRODUCTS - 0.3%
Archer-Daniels-Midland Company                                   6,500          110,370
                                                                             ----------
                                                                                110,370
                                                                             ----------

AIR FREIGHT & LOGISTICS - 0.9%
FedEx Corporation                                                  800           68,552
United Parcel Service, Inc. (Cl.B)                               3,500          265,720
                                                                             ----------
                                                                                334,272
                                                                             ----------

ALUMINUM - 0.2%
Alcoa, Inc.                                                      2,100           70,539
                                                                             ----------
                                                                                 70,539
                                                                             ----------

APPAREL RETAIL - 0.5%
Gap, Inc.                                                          300            5,610
Limited Brands                                                   3,900           86,931
TJX Companies, Inc.                                              4,900          107,996
                                                                             ----------
                                                                                200,537
                                                                             ----------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.1%
Coach, Inc.*                                                       300           12,726
Jones Apparel Group, Inc.                                        1,000           35,800
                                                                             ----------
                                                                                 48,526
                                                                             ----------

APPLICATION SOFTWARE - 0.3%
Compuware Corporation*                                           8,400           43,260
Parametric Technology Corporation*                              13,800           72,864
                                                                             ----------
                                                                                116,124
                                                                             ----------

ASSET MANAGEMENT & CUSTODY BANKS - 0.9%
Bank of New York Company, Inc.                                     300            8,751
Franklin Resources, Inc.                                         1,600           89,216
Mellon Financial Corporation                                     3,900          107,991
State Street Corporation                                         2,700          115,317
                                                                             ----------
                                                                                321,275
                                                                             ----------

AUTO PARTS & EQUIPMENT - 0.2%
Visteon Corporation                                              7,400           59,126
                                                                             ----------
                                                                                 59,126
                                                                             ----------

                                                               NUMBER OF       MARKET
                                                                SHARES         VALUE
COMMON STOCKS - (CONTINUED)
AUTOMOBILE MANUFACTURERS - 0.4%
Ford Motor Company                                               6,800       $   95,540
General Motors Corporation                                       1,400           59,472
                                                                             ----------
                                                                                155,012
                                                                             ----------

BIOTECHNOLOGY - 1.3%
Amgen, Inc.*                                                     4,000          226,720
Applera Corporation - Applied Biosystems Group                   4,400           83,028
Biogen Idec, Inc.*                                                 400           24,468
Chiron Corporation*                                              1,700           75,140
Genzyme Corporation*                                               600           32,646
Gilead Sciences, Inc.*                                             900           33,642
                                                                             ----------
                                                                                475,644
                                                                             ----------

BREWERS - 0.4%
Adolph Coors Company (Cl.B)                                        700           47,544
Anheuser-Busch Companies, Inc.                                   1,800           89,910
                                                                             ----------
                                                                                137,454
                                                                             ----------

BROADCASTING & CABLE TV - 0.7%
Clear Channel Communications, Inc.                               3,900          121,563
Comcast Corporation*                                             5,200          146,848
                                                                             ----------
                                                                                268,411
                                                                             ----------

BUILDING PRODUCTS - 0.3%
Masco Corporation                                                3,500          120,855
                                                                             ----------
                                                                                120,855
                                                                             ----------

CASINOS & GAMING - 0.3%
Harrah's Entertainment, Inc.                                     1,800           95,364
                                                                             ----------
                                                                                 95,364
                                                                             ----------

COMMUNICATIONS EQUIPMENT - 2.5%
Avaya, Inc.*                                                     3,700           51,578
Cisco Systems, Inc.*                                            26,600          481,460
Lucent Technologies, Inc.*                                      13,600           43,112
Motorola, Inc.                                                   7,100          128,084
Qualcomm, Inc.                                                   4,000          156,160
Tellabs, Inc.*                                                   7,500           68,925
                                                                             ----------
                                                                                929,319
                                                                             ----------

COMPUTER & ELECTRONICS RETAIL - 0.4%
Circuit City Stores, Inc.                                        4,600           70,564
RadioShack Corporation                                           3,000           85,920
                                                                             ----------
                                                                                156,484
                                                                             ----------

COMPUTER HARDWARE - 3.0%
Dell, Inc.*                                                      6,600          234,960
Hewlett-Packard Company                                         10,300          193,125
International Business Machines Corporation                      6,500          557,310
NCR Corporation*                                                 1,100           54,549
Sun Microsystems, Inc.*                                         13,000           52,520
                                                                             ----------
                                                                              1,092,464
                                                                             ----------

COMPUTER STORAGE & PERIPHERALS - 0.3%
EMC Corporation*                                                10,000          115,400
Network Appliance, Inc.*                                           100            2,300
                                                                             ----------
                                                                                117,700
                                                                             ----------

                                                               NUMBER OF       MARKET
                                                                SHARES         VALUE
COMMON STOCKS - (CONTINUED)
CONSTRUCTION & FARM MACHINERY - 1.0%
Caterpillar, Inc.                                                2,100       $  168,945
Deere & Company                                                  1,400           90,370
Paccar, Inc.                                                     1,600          110,592
                                                                             ----------
                                                                                369,907
                                                                             ----------

CONSUMER FINANCE - 1.4%
American Express Company                                         3,800          195,548
MBNA Corporation                                                 7,200          181,440
SLM Corporation                                                  3,200          142,720
                                                                             ----------
                                                                                519,708
                                                                             ----------

DATA PROCESSING & OUTSOURCED SERVICES - 0.5%
Automatic Data Processing, Inc.                                  1,400           57,848
Convergys Corporation*                                           2,700           36,261
First Data Corporation                                           1,281           55,723
SunGard Data Systems, Inc.*                                      2,000           47,540
                                                                             ----------
                                                                                197,372
                                                                             ----------

DEPARTMENT STORES - 0.5%
Federated Department Stores, Inc.                                2,000           90,860
May Department Stores Company                                    3,600           92,268
                                                                             ----------
                                                                                183,128
                                                                             ----------

DISTILLERS & VINTNERS - 0.2%
Brown-Forman Corporation (Cl.B)                                  1,800           82,440
                                                                             ----------
                                                                                 82,440
                                                                             ----------

DIVERSIFIED BANKS - 3.7%
Bank of America Corporation                                     13,264          574,729
U.S. Bancorp                                                     4,000          115,600
Wachovia Corporation                                             5,900          277,005
Wells Fargo & Company                                            6,900          411,447
                                                                             ----------
                                                                              1,378,781
                                                                             ----------

DIVERSIFIED CAPITAL MARKETS - 1.1%
J.P. Morgan Chase & Company                                     10,241          406,875
                                                                             ----------
                                                                                406,875
                                                                             ----------

DIVERSIFIED CHEMICALS - 1.5%
Dow Chemical Company                                             4,800          216,864
E.I. du Pont de Nemours & Company                                4,700          201,160
Eastman Chemical Company                                         1,800           85,590
PPG Industries, Inc.                                             1,000           61,280
                                                                             ----------
                                                                                564,894
                                                                             ----------

DIVERSIFIED COMMERCIAL SERVICES - 0.9%
Cendant Corporation                                              6,600          142,560
Cintas Corporation                                                 500           21,020
Equifax, Inc.                                                    3,300           86,988
H & R Block, Inc.                                                2,000           98,840
                                                                             ----------
                                                                                349,408
                                                                             ----------

DIVERSIFIED METALS & MINING - 0.1%
Phelps Dodge Corporation*                                          600           55,218
                                                                             ----------
                                                                                 55,218
                                                                             ----------

                                                               NUMBER OF       MARKET
                                                                SHARES         VALUE
COMMON STOCKS - (CONTINUED)
DRUG RETAIL - 0.2%
Walgreen Company                                                 1,600       $   57,328
                                                                             ----------
                                                                                 57,328
                                                                             ----------

ELECTRIC UTILITIES - 1.9%
Allegheny Energy, Inc.*                                          3,600           57,456
CenterPoint Energy, Inc.                                         7,600           78,736
DTE Energy Company                                               2,300           97,037
Edison International                                             3,400           90,134
Entergy Corporation                                              1,900          115,159
Exelon Corporation                                                 300           11,007

Pinnacle West Captial Corporation                                  600           24,900
Progress Energy, Inc.                                            2,400          101,616
Progress Energy, Inc. - Contingent Value Obligation*(2)            700               98
Southern Company                                                   200            5,996
TXU Corporation                                                  2,700          129,384
                                                                             ----------
                                                                                711,523
                                                                             ----------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
American Power Conversion Corporation                            1,100           19,129
Emerson Electric Company                                         1,700          105,213
Power-One, Inc.*                                                 5,100           33,048
                                                                             ----------
                                                                                157,390
                                                                             ----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.5%
Agilent Technologies, Inc.*                                      4,500           97,065
Tektronix, Inc.                                                  2,800           93,100
                                                                             ----------
                                                                                190,165
                                                                             ----------

ELECTRONIC MANUFACTURING SERVICES - 0.2%
Jabil Circuit, Inc.*                                             1,300           29,900
Molex, Inc. (Voting)                                             1,500           44,730
                                                                             ----------
                                                                                 74,630
                                                                             ----------

EMPLOYMENT SERVICES - 0.2%
Robert Half International, Inc.                                  3,300           85,041
                                                                             ----------
                                                                                 85,041
                                                                             ----------

ENVIRONMENTAL SERVICES - 0.3%
Waste Management, Inc.                                           4,100          112,094
                                                                             ----------
                                                                                112,094
                                                                             ----------

FOOD DISTRIBUTORS - 0.3%
Sysco Corporation                                                4,300          128,656
                                                                             ----------
                                                                                128,656
                                                                             ----------

FOOD RETAIL - 0.5%
Kroger Company*                                                  3,800           58,976
Safeway, Inc.*                                                   1,700           32,827
Supervalu, Inc.                                                  3,100           85,405
                                                                             ----------
                                                                                177,208
                                                                             ----------

FOOTWEAR - 0.2%
Reebok International, Ltd.                                       2,200           80,784
                                                                             ----------
                                                                                 80,784
                                                                             ----------

                                                               NUMBER OF       MARKET
                                                                SHARES         VALUE
COMMON STOCKS - (CONTINUED)
FOREST PRODUCTS - 0.4%
Louisiana-Pacific Corporation                                    3,100       $   80,445
Weyerhaeuser Company                                             1,200           79,776
                                                                             ----------
                                                                                160,221
                                                                             ----------

GENERAL MERCHANDISE STORES - 0.3%
Family Dollar Stores, Inc.                                       1,200           32,520
Target Corporation                                               1,600           72,400
                                                                             ----------
                                                                                104,920
                                                                             ----------

GOLD - 0.0%
Newmont Mining Corporation                                         400           18,212
                                                                             ----------
                                                                                 18,212
                                                                             ----------

HEALTH CARE DISTRIBUTORS - 0.3%
Cardinal Health, Inc.                                            2,900          126,933
                                                                             ----------

                                                                             ----------
                                                                                126,933
                                                                             ----------
HEALTH CARE EQUIPMENT - 1.5%
Becton, Dickinson & Company                                      2,300          118,910
Biomet, Inc.                                                       500           23,440
Boston Scientific Corporation*                                   1,200           47,676
Fisher Scientific International, Inc.*                             296           17,266
Guidant Corporation                                              1,400           92,456
Medtronic, Inc.                                                  3,300          171,270
Thermo Electron Corporation*                                     1,200           32,424
Zimmer Holdings, Inc.*                                             500           39,520
                                                                             ----------
                                                                                542,962
                                                                             ----------

HEALTH CARE FACILITIES - 0.7%
HCA, Inc.                                                        3,400          129,710
Health Management Associates, Inc.                               3,000           61,290
Manor Care, Inc.                                                 2,500           74,900
                                                                             ----------
                                                                                265,900
                                                                             ----------

HEALTH CARE SERVICES - 0.2%
IMS Health, Inc.                                                 1,700           40,664
Medco Health Soulutions, Inc.*                                   1,620           50,058
                                                                             ----------
                                                                                 90,722
                                                                             ----------

HEALTH CARE SUPPLIES - 0.2%
Bausch & Lomb, Inc.                                              1,200           79,740
Caremark Rx, Inc.*                                                   1               16
                                                                             ----------
                                                                                 79,756
                                                                             ----------

HOME IMPROVEMENT RETAIL - 1.5%
Home Depot, Inc.                                                 9,400          368,480
Lowe's Companies, Inc.                                           3,500          190,225
                                                                             ----------
                                                                                558,705
                                                                             ----------

HOMEBUILDING - 0.2%
Centex Corporation                                               1,700           85,782
                                                                             ----------
                                                                                 85,782
                                                                             ----------

HOTELS, RESORTS & CRUISE LINES - 0.1%
Carnival Corporation                                               600           28,374
                                                                             ----------
                                                                                 28,374
                                                                             ----------

                                                               NUMBER OF       MARKET
                                                                SHARES         VALUE
COMMON STOCKS - (CONTINUED)
HOUSEHOLD PRODUCTS - 2.3%
Clorox Company                                                   2,000       $  106,600
Colgate-Palmolive Company                                        2,000           90,360
Kimberly-Clark Corporation                                       2,600          167,934
Procter & Gamble Company                                         9,000          487,080
                                                                             ----------
                                                                                851,974
                                                                             ----------

HOUSEWARES & SPECIALTIES - 0.0%
Newell Rubbermaid, Inc.                                            200            4,008
                                                                             ----------
                                                                                  4,008
                                                                             ----------

HYPERMARKETS & SUPERCENTERS - 2.3%
Costco Wholesale Corporation                                       500           20,780
Wal-Mart Stores, Inc.                                           15,300          813,960
                                                                             ----------
                                                                                834,740
                                                                             ----------

INDUSTRIAL CONGLOMERATES - 4.1%
3M Company                                                       1,900          151,943
General Electric Company                                        33,500        1,124,930
Textron, Inc.                                                      700           44,989
Tyco International, Ltd.                                         6,700          205,422
                                                                             ----------

                                                                             ----------
                                                                              1,527,284
                                                                             ----------
INDUSTRIAL MACHINERY - 0.7%
Crane Company                                                    2,600           75,192
Dover Corporation                                                2,400           93,288
Illinois Tool Works, Inc.                                          300           27,951
Parker-Hannifin Corporation                                        800           47,088
                                                                             ----------
                                                                                243,519
                                                                             ----------

INSURANCE BROKERS - 0.3%
Marsh & McLennan Companies, Inc.                                 2,400          109,824
                                                                             ----------
                                                                                109,824
                                                                             ----------

INTEGRATED OIL & GAS - 4.8%
ChevronTexaco Corporation                                        8,200          439,848
ConocoPhillips                                                   2,500          207,125
Exxon Mobil Corporation                                         23,600        1,140,588
Occidental Petroleum Corporation                                     1               56
                                                                             ----------
                                                                              1,787,617
                                                                             ----------

INTEGRATED TELECOMMUNICATION SERVICES - 2.8%
AT&T Corporation                                                   600            8,592
Alltel Corporation                                                 100            5,491
BellSouth Corporation                                            8,800          238,656
CenturyTel, Inc.                                                   700           23,968
Citizens Communications Company*                                 5,300           70,967
Qwest Communications International, Inc.*                        6,700           22,311
SBC Communications, Inc.                                        12,400          321,780
Sprint Corporation                                               1,250           25,163
Verizon Communications, Inc.                                     8,000          315,040
                                                                             ----------
                                                                              1,031,968
                                                                             ----------

INTERNET RETAIL - 0.5%
eBay, Inc.*                                                      1,900          174,686
                                                                             ----------
                                                                                174,686
                                                                             ----------

                                                               NUMBER OF       MARKET
                                                                SHARES         VALUE
COMMON STOCKS - (CONTINUED)
INTERNET SOFTWARE & SERVICES - 0.3%
Yahoo!, Inc.*                                                    3,200       $  108,512
                                                                             ----------
                                                                                108,512
                                                                             ----------

INVESTMENT BANKING & BROKERAGE - 1.7%
Charles Schwab Corporation                                       8,100           74,439
Goldman Sachs Group, Inc.                                        2,000          186,480
Merrill Lynch & Company, Inc.                                    3,900          193,908
Morgan Stanley                                                   3,700          182,410
                                                                             ----------
                                                                                637,237
                                                                             ----------

LEISURE PRODUCTS - 0.2%
Hasbro, Inc.                                                     4,300           80,840
                                                                             ----------
                                                                                 80,840
                                                                             ----------

LIFE & HEALTH INSURANCE - 1.0%
AFLAC, Inc.                                                        300           11,763
Jefferson-Pilot Corporation                                      1,900           94,354
Lincoln National Corporation                                     1,600           75,200
MetLife, Inc.                                                    4,100          158,465
Prudential Financial, Inc.                                         300           14,112
                                                                             ----------
                                                                                353,894
                                                                             ----------

MANAGED HEALTH CARE - 1.0%
Cigna Corporation                                                1,200           83,556
UnitedHealth Group, Inc.                                         2,000          147,480

WellPoint Health Networks, Inc.*                                 1,200          126,108
                                                                             ----------
                                                                                357,144
                                                                             ----------

METAL & GLASS CONTAINERS - 0.1%
Ball Corporation                                                 1,200           44,916
                                                                             ----------
                                                                                 44,916
                                                                             ----------

MOTORCYCLE MANUFACTURERS - 0.3%
Harley-Davidson, Inc.                                            1,900          112,936
                                                                             ----------
                                                                                112,936
                                                                             ----------

MOVIES & ENTERTAINMENT - 2.1%
Time Warner, Inc.*                                              18,000          290,520
Viacom, Inc. (Cl.B)                                              7,900          265,124
Walt Disney Company                                              9,200          207,460
                                                                             ----------
                                                                                763,104
                                                                             ----------

MULTI-LINE INSURANCE - 2.1%
American International Group, Inc.                               9,800          666,302
Loews Corporation                                                1,600           93,600
                                                                             ----------
                                                                                759,902
                                                                             ----------

MULTI-UTILITIES & UNREGULATED POWER - 0.7%
Constellation Energy Group                                       2,300           91,632
Dominion Resources, Inc.                                         1,200           78,300
Duke Energy Corporation                                          2,400           54,936
Dynegy, Inc.*                                                    5,000           24,950
                                                                             ----------
                                                                                249,818
                                                                             ----------

OFFICE ELECTRONICS - 0.2%
Xerox Corporation*                                               5,900           83,072
                                                                             ----------
                                                                                 83,072
                                                                             ----------

                                                               NUMBER OF       MARKET
                                                                SHARES         VALUE
COMMON STOCKS - (CONTINUED)
OIL & GAS DRILLING - 0.2%
Nabors Industries, Ltd.*                                         1,400       $   66,290
                                                                             ----------
                                                                                 66,290
                                                                             ----------

OIL & GAS EQUIPMENT & SERVICES - 0.6%
BJ Services Company                                              1,900           99,579
Schlumberger, Ltd.                                               1,600          107,696
                                                                             ----------
                                                                                207,275
                                                                             ----------

OIL & GAS EXPLORATION & PRODUCTION - 1.0%
Andarko Petroleum Corporation                                    2,000          132,720
Burlington Resources, Inc.                                       2,200           89,760
Devon Energy Corporation                                           700           49,707
Unocal Corporation                                               2,700          116,100
                                                                             ----------
                                                                                388,287
                                                                             ----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 0.5%
Kinder Morgan, Inc.                                              1,300           81,666
Sunoco, Inc.                                                     1,200           88,776
Williams Companies, Inc.                                         1,900           22,990
                                                                             ----------
                                                                                193,432
                                                                             ----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 2.5%
Citigroup, Inc.                                                 19,000          838,280
Principal Financial Group, Inc.                                  2,600           93,522
                                                                             ----------
                                                                                931,802
                                                                             ----------

PACKAGED FOODS & MEATS - 0.4%
Sara Lee Corporation                                             5,800          132,588
                                                                             ----------
                                                                                132,588
                                                                             ----------

PAPER PACKAGING - 0.1%
Bemis Company, Inc.                                              1,100           29,238
                                                                             ----------
                                                                                 29,238
                                                                             ----------

PAPER PRODUCTS - 0.3%
Georgia-Pacific Corporation                                      1,400           50,330
International Paper Company                                      1,600           64,656
                                                                             ----------
                                                                                114,986
                                                                             ----------

PERSONAL PRODUCTS - 0.2%
Gillette Company                                                 1,800           75,132
                                                                             ----------
                                                                                 75,132
                                                                             ----------

PHARMACEUTICALS - 7.6%
Abbott Laboratories                                              5,300          224,508
Bristol-Myers Squibb Company                                     8,700          205,929
Eli Lilly & Company                                              4,300          258,215
Forest Laboratories, Inc.*                                       2,900          130,442
Hospira, Inc.*                                                   3,060           93,636
Johnson & Johnson                                               11,200          630,896
Merck & Company, Inc.                                            7,000          231,000
Mylan Laboratories, Inc.                                         2,500           45,000
Pfizer, Inc.                                                    27,900          853,740
Schering-Plough Corporation                                      1,200           22,872
Wyeth                                                            2,700          100,980
                                                                             ----------
                                                                              2,797,218
                                                                             ----------

                                                               NUMBER OF       MARKET
                                                                SHARES         VALUE
COMMON STOCKS - (CONTINUED)
PROPERTY & CASUALTY INSURANCE - 1.6%
Ace, Ltd.                                                        1,800       $   72,108
Allstate Corporation                                             3,900          187,161
Cincinnati Financial Corporation                                 2,290           94,394
MBIA, Inc.                                                       1,700           98,957
Progressive Corporation                                          1,200          101,700
St. Paul Travelers Companies, Inc.                                 188            6,215
XL Capital, Ltd.                                                   300           22,197
                                                                             ----------
                                                                                582,732
                                                                             ----------

PUBLISHING - 0.5%
Gannett Company, Inc.                                              100            8,376
Knight-Ridder, Inc.                                                800           52,360
McGraw-Hill Companies, Inc.                                        100            7,969
New York Times Company                                             600           23,460
Tribune Company                                                  2,500          102,875
                                                                             ----------
                                                                                195,040
                                                                             ----------

RAILROADS - 0.5%
Burlington Northern Santa Fe Corporation                         3,200          122,592
Norfolk Southern Corporation                                     1,900           56,506
                                                                             ----------
                                                                                179,098
                                                                             ----------

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Apartment Investment & Management Company                          400           13,912
Equity Residential                                               2,900           89,900
                                                                             ----------
                                                                                103,812
                                                                             ----------

REGIONAL BANKS - 1.7%
BB&T Corporation                                                   100            3,969
Fifth Third Bancorp                                              3,300          162,426
First Horizon National Corporation                               2,000           86,720
KeyCorp                                                          2,600           82,160
M&T Bank Corporation                                               100            9,570
National City Corporation                                          400           15,448
North Fork Bancorporation, Inc.                                    625           27,781

PNC Financial Services Group                                       400           21,640
SunTrust Banks, Inc.                                             2,000          140,820
Zions Bancorporation                                             1,200           73,248
                                                                             ----------
                                                                                623,782
                                                                             ----------

RESTAURANTS - 0.8%
Darden Restaurants, Inc.                                           500           11,660
McDonald's Corporation                                           6,800          190,604
Wendy's International, Inc.                                      2,300           77,280
                                                                             ----------
                                                                                279,544
                                                                             ----------

SEMICONDUCTOR EQUIPMENT - 0.2%
Applied Materials, Inc.*                                         2,100           34,629
Teradyne, Inc.*                                                  4,100           54,940
                                                                             ----------
                                                                                 89,569
                                                                             ----------

SEMICONDUCTORS - 2.8%
Advanced Micro Devices, Inc.*                                    5,800           75,400
Analog Devices, Inc.                                             2,300           89,194
Intel Corporation                                               25,400          509,524
National Semiconductor Corporation*                              4,500           69,705
Texas Instruments, Inc.                                          9,000          191,520

                                                               NUMBER OF       MARKET
                                                                SHARES         VALUE
COMMON STOCKS - (CONTINUED)
SEMICONDUCTORS (CONTINUED)
Xilinx, Inc.                                                     3,500       $   94,500
                                                                             ----------
                                                                              1,029,843
                                                                             ----------

SOFT DRINKS - 2.1%
Coca-Cola Company                                                9,800          392,490
Coca-Cola Enterprises, Inc.                                      2,500           47,250
Pepsi Bottling Group, Inc.                                       3,500           95,025
PepsiCo, Inc.                                                    4,600          223,790
                                                                             ----------
                                                                                758,555
                                                                             ----------

SPECIALIZED FINANCE - 0.0%
Moody's Corporation                                                100            7,325
                                                                             ----------
                                                                                  7,325
                                                                             ----------

SPECIALTY CHEMICALS - 0.3%
Rohm & Haas Company                                              1,100           47,267
Sigma-Aldrich Corporation                                          900           52,200
                                                                             ----------
                                                                                 99,467
                                                                             ----------

SPECIALTY STORES - 0.2%
Office Depot, Inc.*                                              4,200           63,126
                                                                             ----------
                                                                                 63,126
                                                                             ----------

STEEL - 0.1%
Nucor Corporation                                                  200           18,274
                                                                             ----------
                                                                                 18,274
                                                                             ----------

SYSTEMS SOFTWARE - 3.9%
BMC Software, Inc.*                                              5,300           83,793
Microsoft Corporation                                           36,200        1,000,930
Novell, Inc.*                                                    5,500           34,705
Oracle Corporation*                                             20,800          234,624
Symantec Corporation*                                              700           38,416
Veritas Software Corporation*                                    3,500           62,300
                                                                             ----------
                                                                              1,454,768
                                                                             ----------

THRIFTS & MORTGAGE FINANCE - 1.3%
Fannie Mae                                                       3,800          240,920
Freddie Mac                                                      1,300           84,812
Golden West Financial Corporation                                  900           99,855

Washington Mutual, Inc.                                          1,100           42,988
                                                                            -----------
                                                                                468,575
                                                                            -----------

TOBACCO - 1.1%
Altria Group, Inc.                                               8,400          395,136
                                                                            -----------
                                                                                395,136
                                                                            -----------

TRADING COMPANIES & DISTRIBUTORS - 0.3%
W. W. Grainger, Inc.                                             1,600           92,240
                                                                            -----------
                                                                                 92,240
                                                                            -----------

WIRELESS TELECOMMUNICATION SERVICE - 0.8%
AT&T Wireless Services, Inc.*                                   12,300          181,794
Nextel Communications, Inc.*                                     5,300          126,352
                                                                            -----------
                                                                                308,146
                                                                            -----------

TOTAL COMMON STOCKS
     (cost $35,473,138)                                                      35,280,842
                                                                            -----------

                                                               PRINCIPAL       MARKET
                                                                AMOUNT         VALUE
U.S. GOVERNMENT SECURITIES - 0.3%
U.S. Treasury Note, 1.68% - 12/23/04(1)                     $  120,000      $   119,542
                                                                            -----------
TOTAL U.S. GOVERNMENT SECURITIES
     (cost $119,568)                                                            119,542
                                                                            -----------

REPURCHASE AGREEMENT - 4.4%
United Missouri Bank, 1.35%, dated 9-30-04 matures
     10-01-04; repurchase amount of $1,611,060
     (Collateralized by U.S. Treasury Note, 2.125%,
      with a value of $1,643,902)                            1,611,000        1,611,000
                                                                            -----------
TOTAL REPURCHASE AGREEMENT
     (cost $1,611,000)                                                        1,611,000
                                                                            -----------
TOTAL INVESTMENTS - 100%
     (cost $37,203,706)                                                      37,011,384
CASH & OTHER ASSETS, LESS LIABILITIES - 0.0%                                     12,445
                                                                            -----------
TOTAL NET ASSETS - 100.0%                                                   $37,023,829
                                                                            ===========

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $39,348,201. For federal income tax purposes, the net unrealized depreciation on investments amounted to $2,336,817, which consisted of $449,049 of aggregate gross unrealized appreciation and $2,785,866 of aggregate gross unrealized depreciation.

Non-income producing security

(1)   Security is segregated as collateral for futures contracts.

(2) Security is restricted. The total market value of restricted securities is $98 (cost $336) or 0.0% of total net assets. The acquisition dates range from November 8, 1999 through November 2, 2000.

OPEN FUTURES CONTRACTS
POSITION                                                            Long
NUMBER OF CONTRACTS                                                  31
EXPIRATION DATE                                                  12/17/2004
CONTRACT AMOUNT                                                 $ 1,734,170
MARKET VALUE                                                    $ 1,728,250
UNREALIZED GAIN/LOSS                                           ($     5,950)

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                             NUMBER OF         MARKET
                                                               SHARES           VALUE
COMMON STOCKS - 100.3%
APPLICATION SOFTWARE - 2.6%
Cognos, Inc.*                                                    8,900      $    316,128
Hyperion Solutions Corporation*(1)                             130,000         4,418,700
InteliData Technologies Corporation*                           911,450           309,893
Tibco Software, Inc.*                                          588,400         5,007,284
                                                                            ------------
                                                                              10,052,005
                                                                            ------------
ASSET MANAGEMENT & CUSTODY BANKS - 3.2%
Northern Trust Corporation                                     214,000         8,731,200
Waddell & Reed Financial, Inc.                                 160,000         3,520,000
                                                                            ------------
                                                                              12,251,200
                                                                            ------------
BIOTECHNOLOGY - 3.8%
Cell Genesys, Inc.*                                            126,000         1,130,220
Charles River Laboratories International, Inc.*                 71,000         3,251,800
Chiron Corporation*                                             68,000         3,005,600
Kosan Biosciences, Inc.*                                       275,900         1,589,184
La Jolla Pharmaceutical Company *                               58,400           178,120
Novavax, Inc.*                                                 305,300           952,536
SciClone Pharmaceuticals, Inc.*                                814,479         2,899,545
Vical, Inc.*                                                   334,000         1,603,534
                                                                            ------------
                                                                              14,610,539
                                                                            ------------
CASINOS & GAMING - 1.7%
GTech Holdings Corporation                                     264,000         6,684,480
                                                                            ------------
                                                                               6,684,480
                                                                            ------------
COMMODITY CHEMICALS - 0.8%
Headwaters, Inc.*                                              100,000         3,086,000
                                                                            ------------
                                                                               3,086,000
                                                                            ------------
COMMUNICATIONS EQUIPMENT - 9.0%
ADC Telecommunications, Inc.*                                2,300,000         4,163,000
Andrew Corporation*                                            550,000         6,732,000
Avici Systems, Inc.*                                           250,800         1,559,976
Ciena Corporation*                                             635,000         1,257,300
Cisco Systems, Inc.*                                            93,400         1,690,540
EFJ, Inc.*                                                     135,500           907,850
Extreme Networks, Inc.*                                        550,000         2,447,500
Finisar Corporation*                                         2,924,100         3,801,330
Harmonic, Inc.*                                                401,000         2,666,650
Harris Corporation                                             125,000         6,867,500
Symmetricom, Inc.*                                             283,300         2,680,018
                                                                            ------------
                                                                              34,773,664
                                                                            ------------
COMPUTER STORAGE & PERIPHERALS - 1.1%
Adaptec, Inc.*                                                 506,900         3,852,440
Maxtor Corporation*                                             90,352           469,830
                                                                            ------------
                                                                               4,322,270
                                                                            ------------

                                                             NUMBER OF         MARKET
                                                               SHARES          VALUE
COMMON STOCKS - (CONTINUED)
CONSTRUCTION & ENGINEERING - 1.8%
Shaw Group, Inc.*                                              571,300       $ 6,855,600
                                                                             -----------
                                                                               6,855,600
                                                                             -----------

DATA PROCESSING & OUTSOURCED SERVICES - 3.2%
Computer Sciences Corporation*                                 167,900         7,908,090
Hewitt Associates, Inc.*                                        76,000         2,010,960
Per-Se Technologies, Inc.*                                     148,200         2,033,304
Sabre Holdings Corporation                                      13,350           327,476
                                                                             -----------
                                                                              12,279,830
                                                                             -----------

DIVERSIFIED COMMERCIAL SERVICES - 3.2%
Cendant Corporation                                             44,600           963,360
ChoicePoint, Inc.*                                              98,000         4,179,700
Equifax, Inc.                                                   76,600         2,019,176
FTI Consulting, Inc.*                                           90,000         1,701,000
Navigant Consulting, Inc.*                                     154,900         3,401,604
                                                                             -----------
                                                                              12,264,840
                                                                             -----------

ELECTRIC UTILITIES - 4.0%
KFx Inc.*                                                    2,016,000        15,543,360
                                                                             -----------
                                                                              15,543,360
                                                                             -----------

ELECTRICAL COMPONENTS & EQUIPMENT - 4.7%
American Power Conversion Corporation                            6,000           104,340
Electric City Corporation*(2),(3)                            2,214,000         3,055,320
Plug Power, Inc.*                                              936,000         5,999,760
Power-One, Inc.*                                             1,350,000         8,748,000
                                                                             -----------
                                                                              17,907,420
                                                                             -----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 3.4%
Aeroflex, Inc.*                                                418,000         4,418,260
Identix, Inc.*                                                 119,000           792,540
Maxwell Technologies, Inc.*                                    629,100         6,486,021
Universal Display Corporation*                                 158,200         1,332,044
                                                                             -----------
                                                                              13,028,865
                                                                             -----------

EXCHANGE TRADED FUNDS - 3.3%
iShares S&P MidCap 400 Index Fund                                4,000           475,000
iShares S&P MidCap 400/BARRA Growth Index Fund                  65,000         7,805,200
S & P MidCap 400 Depositary Receipts                            40,000         4,341,200
                                                                             -----------
                                                                              12,621,400
                                                                             -----------

GENERAL MERCHANDISE STORES - 2.6%
Fred's, Inc.                                                   566,000        10,165,360
                                                                             -----------
                                                                              10,165,360
                                                                             -----------

HEALTH CARE EQUIPMENT - 0.0%
Bioject Medical Technologies, Inc.*                            116,300           125,604
                                                                             -----------
                                                                                 125,604
                                                                             -----------

HEALTH CARE FACILITIES - 3.1%
LifePoint Hospitals, Inc.*(1)                                  152,000         4,561,520
U.S. Physical Therapy, Inc.*                                   225,300         3,061,827
United Surgical Partners International, Inc.*                  120,000         4,122,000
                                                                             -----------
                                                                              11,745,347
                                                                             -----------

                                                             NUMBER OF         MARKET
                                                               SHARES          VALUE
COMMON STOCKS - (CONTINUED)
HEALTH CARE SERVICES - 1.3%
NDCHealth Corporation                                          120,000       $ 1,926,000
Providence Service Corporation*                                165,500         3,205,735
                                                                             -----------
                                                                               5,131,735
                                                                             -----------

HEALTH CARE SUPPLIES - 1.4%
Orthovita, Inc.*                                               875,000         3,915,625
Staar Surgical Company*                                        471,300         1,555,290
                                                                             -----------
                                                                               5,470,915
                                                                             -----------

INDUSTRIAL MACHINERY - 0.4%
Tennant Company                                                 35,500         1,438,815
                                                                             -----------
                                                                               1,438,815
                                                                             -----------

INTERNET SOFTWARE & SERVICES - 0.8%
Netopia, Inc.*                                                   7,000            14,980
RADVision, Ltd.*                                               323,500         3,115,305
                                                                             -----------
                                                                               3,130,285
                                                                             -----------

IT CONSULTING & OTHER SERVICES - 6.6%
Accenture, Ltd.*                                                25,100           678,955
Acxiom Corporation                                             770,000        18,279,800
Keane, Inc.*                                                   430,400         6,610,944
                                                                             -----------
                                                                              25,569,699
                                                                             -----------

LEISURE PRODUCTS - 0.3%
Mattel, Inc.                                                    70,000         1,269,100
                                                                             -----------
                                                                               1,269,100
                                                                             -----------

METAL & GLASS CONTAINERS - 2.5%
Pactiv Corporation*(1)                                         405,000         9,416,250
                                                                             -----------
                                                                               9,416,250
                                                                             -----------

MOVIES & ENTERTAINMENT - 3.0%
Lions Gate Entertainment Corporation*                        1,341,700        11,672,790
                                                                             -----------
                                                                              11,672,790
                                                                             -----------

OIL & GAS DRILLING - 1.6%
Ensco International, Inc.                                      192,000         6,272,640
                                                                             -----------
                                                                               6,272,640
                                                                             -----------

OIL & GAS EQUIPMENT & SERVICES - 1.1%
BJ Services Company                                             82,000         4,297,620
                                                                             -----------
                                                                               4,297,620
                                                                             -----------

OIL & GAS EXPLORATION & PRODUCTION - 6.9%
EOG Resources, Inc.                                            146,000         9,614,100
Pioneer Natural Resources Company                              319,072        10,937,550
Rentech, Inc.*                                               2,601,000         2,340,900
Syntroleum Corporation*                                        523,750         3,676,725
                                                                             -----------
                                                                              26,569,275
                                                                             -----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 1.5%
Western Gas Resources, Inc.                                     90,000         2,573,100
Williams Companies, Inc.                                       270,000         3,267,000
                                                                             -----------
                                                                               5,840,100
                                                                             -----------

                                                             NUMBER OF             MARKET
                                                               SHARES              VALUE
COMMON STOCKS - (CONTINUED)
PHARMACEUTICALS - 4.6%
Hollis-Eden Pharmaceuticals, Inc.*                             522,346       $ 5,625,666
Ligand Pharmaceuticals, Inc. (Cl.B)*                         1,223,000        12,254,460
                                                                             -----------
                                                                              17,880,126
                                                                             -----------

PUBLISHING - 2.2%
E.W. Scripps Company(1)                                        180,000         8,600,400
                                                                             -----------
                                                                               8,600,400
                                                                             -----------

REGIONAL BANKS - 1.2%
Boston Private Financial Holdings, Inc.                        150,000         3,744,000
Southwest Bancorporation of Texas, Inc.(1)                      39,600           797,544
                                                                            ------------
                                                                               4,541,544
                                                                            ------------

RESTAURANTS - 0.7%
Rare Hospitality International, Inc.*                          100,500         2,678,325
                                                                            ------------
                                                                               2,678,325
                                                                            ------------

SEMICONDUCTOR EQUIPMENT - 0.6%
Mindspeed Technologies, Inc.* (1)                            1,070,900         2,141,800
                                                                            ------------
                                                                               2,141,800
                                                                            ------------

SEMICONDUCTORS - 4.3%
Applied Micro Circuits Corporation*                          1,040,000         3,255,200
Fairchild Semiconductor International, Inc.*                    39,500           559,715
Hi/fn, Inc.*                                                   337,200         2,957,244
Intersil Corporation(1)                                        106,000         1,688,580
IXYS Corporation*                                              623,100         4,473,858
Microsemi Corporation*                                         249,500         3,517,950
                                                                            ------------
                                                                              16,452,547
                                                                            ------------

SPECIALTY STORES - 1.7%
Cost Plus, Inc.*                                                39,900         1,411,662
Hibbett Sporting Goods, Inc.*                                  247,500         5,071,275
                                                                            ------------
                                                                               6,482,937
                                                                            ------------

SYSTEMS SOFTWARE - 2.4%
McAfee, Inc.*                                                   19,000           381,900
Microsoft Corporation                                           94,600         2,615,690
Red Hat, Inc.*                                                  40,400           494,496
Wind River Systems, Inc.*                                      484,100         5,906,020
                                                                            ------------
                                                                               9,398,106
                                                                            ------------

TECHNOLOGY DISTRIBUTORS - 0.1%
Ingram Micro, Inc.*                                             28,500           458,850
                                                                            ------------
                                                                                 458,850
                                                                            ------------

TRADING COMPANIES & DISTRIBUTORS - 2.5%
MSC Industrial Direct Company, Inc.                            280,000         9,542,400
                                                                            ------------
                                                                               9,542,400
                                                                            ------------
TOTAL COMMON STOCKS
     (cost $337,750,495)                                                     382,574,043
                                                                            ------------

                                                              PRINCIPAL
                                                              AMOUNT OR
                                                              NUMBER OF       MARKET
                                                                SHARES         VALUE
WARRANTS - 0.1%
Bioject Medical Technologies, Inc.                               16,875     $        189
Electric City Corporation                                       645,750          190,509
Hollis-Eden Pharmaceuticals, Inc.                                18,126           76,137
Orthovita, Inc.                                                 175,000          102,521
Syntroleum Corporation                                           29,100           62,565
                                                                            ------------
                                                                                 431,921
                                                                            ------------

TOTAL WARRANTS
     (cost $1,061,090)                                                           431,921
                                                                            ------------

REPURCHASE AGREEMENT - 0.0%
United Missouri Bank, 1.35%, dated 9-30-04, matures
     10-01-04;repurchase amount of $48,027(Collateralized

     by U.S. Treasury Notes, 10-31-04 with a value of
     $49,448)                                               $    48,000           48,000
                                                                            ------------
TOTAL REPURCHASE AGREEMENT
     (cost $48,000)                                                               48,000
                                                                            ------------
TOTAL INVESTMENTS - 99.3%
     (cost $338,859,585)                                                     383,053,964
CASH & OTHER ASSETS, LESS LIABLITIES - 0.7%                                    2,694,180
                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                   $385,748,144
                                                                            ============

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $340,651,143. For federal income tax purposes, the net unrealized depreciation on investments amounted to $46,750,031, which consisted of $95,738,873 of aggregate gross unrealized appreciation, and $48,988,842 of aggregate gross unrealized depreciation.

*Non-income producing security

(1)   Security is segregated as collateral for written options contracts.

(2) PIPE - Private Investment in Public Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

(3) Security is a restricted security. The total market value of restricted securities is $3,055,320 (cost $3,823,359), or 0.8% of total net assets. The acquisition date was March 19, 2004.

The following options written were outstanding for Series V as of September 30, 2004:

SBL J CALL OPTIONS WRITTEN OUTSTANDING

                                             EXPIRATION       EXERCISE           NUMBER OF     MARKET
COMMON STOCK                                   DATE            PRICE             CONTRACTS      VALUE
----------------------------------------     ----------       --------           ---------   ---------
Hyperion Solutions Corporation               11/19/2004       $ 10.00              1,300     $  52,000
LifePoint Hospitals, Inc.                    11/19/2004         30.00                760       106,400
Southwest Bancorporation of Texas, Inc.      11/19/2004         22.50                396         9,900
                                                                                 -------     ---------
Total call options outstanding (premiums
  received, $531,483)                                                              2,456     $ 168,300
                                                                                 =======     =========

SBL J PUT OPTIONS WRITTEN OUTSTANDING

                                             EXPIRATION       EXERCISE           NUMBER OF     MARKET
COMMON STOCK                                   DATE            PRICE             CONTRACTS     VALUE
----------------------------------------    -----------       --------           ---------   ---------
Adtran, Inc.                                 11/19/2004       $ 10.00                835     $ 258,850
Intersil Corporation                          1/21/2005         15.00              1,290       161,250
Mindspeed Technologies, Inc.                  1/21/2005          2.50              2,497       162,305
Pactiv Corporation                           11/19/2004         22.50              1,000        30,000
                                                                                 -------     ---------
Total put options outstanding (premiums
  received, $500,881)                                                              5,622     $ 612,405
                                                                                 =======     =========

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                       SERIES N (MANGED ASSET ALLOCATION)

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - 54.2%
ADVERTISING - 0.1%
Catalina Marketing Corporation*                             400     $    9,232
Lamar Advertising Company*                                  400         16,644
WPP Group plc ADR                                           700         32,689
                                                                    ----------
                                                                        58,565
                                                                    ----------

AEROSPACE & DEFENSE - 1.1%
Boeing Company                                            2,800        144,536
Engineered Support Systems, Inc.                            400         18,256
General Dynamics Corporation                                700         71,470
Honeywell International, Inc.                             5,400        193,644
Lockheed Martin Corporation                               3,500        195,230
Mercury Computer Systems, Inc.*                             800         21,536
Raytheon Company                                          1,100         41,778
Rockwell Colllins, Inc.                                   2,500         92,850
Triumph Group, Inc.*                                        300         10,149
United Technologies Corporation                           1,700        158,746
                                                                    ----------
                                                                       948,195
                                                                    ----------

AIR FREIGHT & LOGISTICS - 0.5%
Expeditors International of Washington, Inc.                200         10,340
UTI Worldwide, Inc.                                         600         35,286
United Parcel Service, Inc. (Cl.B)                        5,100        387,192
                                                                    ----------
                                                                       432,818
                                                                    ----------

AIRLINES - 0.1%
Frontier Airlines, Inc.*                                  2,150         16,512
SkyWest, Inc.                                             2,000         30,100
Southwest Airlines Company                                2,700         36,774
                                                                    ----------
                                                                        83,386
                                                                    ----------

ALUMINUM - 0.1%
Alcoa, Inc.                                               3,500        117,565
                                                                    ----------
                                                                       117,565
                                                                    ----------

APPAREL RETAIL - 0.4%
Abercrombie & Fitch Company                               2,000         63,000
Chico's Fas, Inc.*                                          600         20,520
Christopher & Banks Corporation                           2,100         33,621
Hot Topic, Inc.*                                          4,400         74,976
Pacific Sunwear of California, Inc.*                        900         18,945
Ross Stores, Inc.                                         4,200         98,448
TJX Companies, Inc.                                       3,500         77,140
                                                                    ----------
                                                                       386,650
                                                                    ----------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Fossil, Inc.*                                             1,000         30,940
                                                                    ----------
                                                                        30,940
                                                                    ----------

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
APPLICATION SOFTWARE - 0.4%
Cadence Design Systems, Inc.*                               700     $    9,128

FactSet Research Systems, Inc.                              300         14,460
Fair Isaac Corporation                                      845         24,674
Intuit, Inc.*                                             1,700         77,180
Jack Henry & Associates, Inc.                               800         15,016
Mercury Interactive Corporation*                          1,600         55,808
NetIQ Corporation*                                        4,600         49,220
Serena Software, Inc.*                                    1,000         16,730
Siebel Systems, Inc.*                                     1,500         11,310
Tibco Software, Inc.*                                     1,700         14,467
Verity, Inc.*                                             3,900         50,232
                                                                    ----------
                                                                       338,225
                                                                    ----------

ASSET MANAGEMENT & CUSTODY BANKS - 0.6%
Eaton Vance Corporation                                     600         24,234
Federated Investors, Inc. (Cl.B)                            800         22,752
Franklin Resources, Inc.                                  1,400         78,064
Investors Financial Services Corporation                  2,700        121,851
Legg Mason, Inc.                                            900         47,943
State Street Corporation                                  3,900        166,569
Waddell & Reed Financial, Inc.                              800         17,600
                                                                    ----------
                                                                       479,013
                                                                    ----------

AUTO PARTS & EQUIPMENT - 0.1%
Autoliv, Inc.                                               600         24,240
Gentex Corporation                                          600         21,078
Lear Corporation                                            400         21,780
TRW Automotive Holdings Corporation*                      1,900         35,815
                                                                    ----------
                                                                       102,913
                                                                    ----------

AUTOMOBILE MANUFACTURERS - 0.2%
General Motors Corporation                                4,800        203,904
                                                                    ----------
                                                                       203,904
                                                                    ----------

BIOTECHNOLOGY - 1.0%
Abgenix, Inc.*                                              900          8,874
Alkermes, Inc.*                                             900         10,386
Amgen, Inc.*                                              5,800        328,744
Biogen Idec, Inc.*                                        1,700        103,989
Celgene Corporation*                                        300         17,469
Cephalon, Inc.*                                             895         42,871
Charles River Laboratories International, Inc.*             500         22,900
Chiron Corporation*                                         900         39,780
Digene Corporation*                                         600         15,576
Genentech, Inc.*                                          1,800         94,356
Gilead Sciences, Inc.*                                    2,600         97,188
Human Genome Sciences, Inc.*                              1,000         10,910
ICOS Corporation*                                           400          9,656
Invitrogen Corporation*                                     316         17,377
Martek Biosciences Corporation*                             300         14,592
MedImmune, Inc.*                                          1,000         23,700
Neurocrine Biosciences, Inc.*                               400         18,864
Techne Corporation*                                         400         15,272
                                                                    ----------
                                                                       892,504
                                                                    ----------

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
BREWERS - 0.1%
Anheuser-Busch Companies, Inc.                            2,100     $  104,895
                                                                    ----------
                                                                       104,895
                                                                    ----------

BROADCASTING & CABLE TV - 0.5%
Comcast Corporation*                                      1,114         31,459
Cox Communications, Inc.*                                   500         16,565

Cox Radio, Inc.*                                            700         10,444
DirecTV Group, Inc.*                                      2,440         42,920
EchoStar Communications Corporation*                      3,800        118,256
Emmis Communications Corporation*                           800         14,448
Liberty Media Corporation*                               15,064        131,358
Liberty Media International, Inc.*                          303         10,109
Radio One, Inc. (Cl.D)*                                   1,700         24,191
                                                                    ----------
                                                                       399,750
                                                                    ----------

BUILDING PRODUCTS - 0.0%
Trex Company, Inc.*                                         500         22,140
                                                                    ----------
                                                                        22,140
                                                                    ----------

CASINOS & GAMING - 0.3%
Caesars Entertainment, Inc.*                                900         15,030
International Game Technology                             3,300        118,635
Mandalay Resort Group                                       200         13,730
Multimedia Games, Inc.*                                     700         10,850
Station Casinos, Inc.                                     1,300         63,752
WMS Industries, Inc.*                                     1,600         41,104
                                                                    ----------
                                                                       263,101
                                                                    ----------

CATALOG RETAIL - 0.2%
IAC/InterActiveCorp*                                      7,600        167,352
Insight Enterprises, Inc.*                                1,200         20,208
                                                                    ----------
                                                                       187,560
                                                                    ----------

COMMODITY CHEMICALS - 0.1%
Millennium Chemicals, Inc.*                               3,000         63,630
                                                                    ----------
                                                                        63,630
                                                                    ----------

COMMUNICATIONS EQUIPMENT - 1.5%
Andrew Corporation*                                         700          8,568
Belden CDT, Inc.                                            300          6,540
Black Box Corporation                                       200          7,390
Cisco Systems, Inc.*                                     27,500        497,750
Comverse Technology, Inc.*                                1,200         22,596
Corning, Inc.*                                            6,000         66,480
Emulex Corporation*                                       2,400         27,648
F5 Networks, Inc.*                                          300          9,138
Inter-Tel, Inc.                                             600         12,972
JDS Uniphase Corporation*                                 2,900          9,773
Juniper Networks, Inc.*                                   2,500         59,000
Lucent Technologies, Inc.*                               12,800         40,576
Motorola, Inc.                                            8,900        160,556
Nokia Oyj ADR                                             1,600         21,952
Plantronics, Inc.*                                          600         25,944
Polycom, Inc.*                                            1,400         27,748
Qualcomm, Inc.                                            6,400        249,856
                                                                    ----------
                                                                     1,254,487
                                                                    ----------

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.                                    1,550     $   84,072
                                                                    ----------
                                                                        84,072
                                                                    ----------

COMPUTER HARDWARE - 1.4%
Dell, Inc.*                                              17,700        630,120
Gateway, Inc.*                                            2,800         13,860
Hewlett-Packard Company                                   7,911        148,331
International Business Machines Corporation               5,100        437,274
                                                                    ----------
                                                                     1,229,585
                                                                    ----------

COMPUTER STORAGE & PERIPHERALS - 0.3%

Avid Technology, Inc.*                                      300         14,061
Lexmark International, Inc.*                              1,000         84,010
QLogic Corporation*                                       3,100         91,791
Storage Technology Corporation*                           1,200         30,312
                                                                    ----------
                                                                       220,174
                                                                    ----------

CONSTRUCTION & ENGINEERING - 0.0%
Insituform Technologies, Inc.*                              900         16,803
                                                                    ----------
                                                                        16,803
                                                                    ----------

CONSTRUCTION & FARM MACHINERY - 0.3%
Deere & Company                                           2,000        129,100
Oshkosh Truck Corporation                                   800         45,648
Paccar, Inc.                                                900         62,208
                                                                    ----------
                                                                       236,956
                                                                    ----------

CONSUMER ELECTRONICS - 0.0%
Digital Theater Systems, Inc.*                            2,000         36,500
                                                                    ----------
                                                                        36,500
                                                                    ----------

CONSUMER FINANCE - 0.5%
American Express Company                                  5,000        257,300
CIT Group, Inc.                                             600         22,434
SLM Corporation                                           2,900        129,340
                                                                    ----------
                                                                       409,074
                                                                    ----------

DATA PROCESSING & OUTSOURCED SERVICES - 0.8%
Affiliated Computer Services, Inc.*                       2,200        122,474
Automatic Data Processing, Inc.                           4,500        185,940
CheckFree Corporation*                                      800         22,136
DST Systems, Inc.*                                        2,700        120,069
First Data Corporation                                    2,500        108,750
Fiserv, Inc.*                                             1,400         48,804
Global Payments, Inc.                                       300         16,065
Iron Mountain, Inc.*                                        950         32,158
                                                                    ----------
                                                                       656,396
                                                                    ----------

DEPARTMENT STORES - 0.2%
Kohl's Corporation*                                       3,400        163,846
                                                                    ----------
                                                                       163,846
                                                                    ----------

DIVERSIFIED BANKS - 2.4%
Bank of America Corporation                              12,576        544,918
Comerica, Inc.                                            6,900        409,515
Popular, Inc.                                             1,100         28,930

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
DIVERSIFIED BANKS - (CONTINUED)
U.S. Bancorp                                             20,700     $  598,230
Wachovia Corporation                                      4,600        215,970
Wells Fargo & Company                                     4,200        250,446
                                                                    ----------
                                                                     2,048,009
                                                                    ----------

DIVERSIFIED CAPITAL MARKETS - 0.9%
J.P. Morgan Chase & Company                              19,236        764,246
                                                                    ----------
                                                                       764,246
                                                                    ----------

DIVERSIFIED CHEMICALS - 0.4%
Cabot Corporation                                         2,000         77,140
Dow Chemical Company                                      4,700        212,346
E.I. du Pont de Nemours & Company                         2,051         87,783
                                                                    ----------
                                                                       377,269
                                                                    ----------

DIVERSIFIED COMMERCIAL SERVICES - 0.2%
Apollo Group, Inc.*                                         700         51,359
Career Education Corporation*                               400         11,372
ChoicePoint, Inc.*                                          566         24,140
Corinthian Colleges, Inc.*                                  500          6,740
Corporate Executive Board Company                           700         42,868
DeVry, Inc.*                                                500         10,355
Education Management Corporation*                           700         18,648
                                                                    ----------
                                                                       165,482
                                                                    ----------

DIVERSIFIED METALS & MINING - 0.1%
BHP Billiton Ltd. ADR                                     4,100         85,075
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                 700         28,350
                                                                    ----------
                                                                       113,425
                                                                    ----------

DRUG RETAIL - 0.3%
CVS Corporation                                           2,400        101,112
Walgreen Company                                          5,500        197,065
                                                                    ----------
                                                                       298,177
                                                                    ----------

ELECTRIC UTILITIES - 1.2%
Alliant Energy Corporation                                  700         17,416
American Electric Power Company, Inc.                     1,500         47,940
Edison International                                      2,300         60,973
El Paso Electric Company*                                 2,500         40,175
Entergy Corporation                                       1,100         66,671
Exelon Corporation                                        2,600         95,394
FirstEnergy Corporation                                   4,000        164,320
Great Plains Energy, Inc.                                 1,100         32,065
OGE Energy Corporation                                    1,000         25,230
PG&E Corporation*                                         2,500         76,000
PPL Corporation                                           2,100         99,078
Pinnacle West Captial Corporation                         1,300         53,950
Southern Company                                          1,600         47,968
TXU Corporation                                           3,400        162,928
Teco Energy, Inc.                                         2,500         33,825
                                                                    ----------
                                                                     1,023,933
                                                                    ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
C&D  Technologies, Inc.                                     700         13,314
Roper Industries, Inc.                                      700         40,222
                                                                    ----------
                                                                        53,536
                                                                    ----------

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.0%
Aeroflex, Inc.*                                             900     $    9,513
Cyberoptics Corporation*                                    300          4,632
                                                                    ----------
                                                                        14,145
                                                                    ----------

ELECTRONIC MANUFACTURING SERVICES - 0.1%
AVX Corporation                                             800          9,480
Jabil Circuit, Inc.*                                      2,900         66,700
Littelfuse, Inc.*                                           600         20,718
Plexus Corporation*                                       1,300         14,352
                                                                    ----------
                                                                       111,250
                                                                    ----------

EMPLOYMENT SERVICES - 0.1%
Manpower, Inc.                                            1,200         53,388
Monster Worldwide, Inc.*                                    800         19,712
Robert Half International, Inc.                           1,000         25,770
                                                                    ----------
                                                                        98,870
                                                                    ----------

ENVIRONMENTAL SERVICES - 0.2%
Stericycle, Inc.*                                           100          4,590
Waste Connections, Inc.*                                    500         15,840

Waste Management, Inc.                                    4,612        126,092
                                                                    ----------
                                                                       146,522
                                                                    ----------

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.3%
Agrium, Inc.                                              3,900         69,264
IMC Global, Inc.*                                         3,700         64,343
Potash Corporation of Saskatchewan, Inc.                  1,800        115,506
                                                                    ----------
                                                                       249,113
                                                                    ----------

FOOD DISTRIBUTORS - 0.1%
Performance Food Group Company*                             300          7,110
Sysco Corporation                                         2,600         77,792
United Natural Foods, Inc.*                                 700         18,620
                                                                    ----------
                                                                       103,522
                                                                    ----------

FOOD RETAIL - 0.0%
Whole Foods Market, Inc.                                    200         17,158
                                                                    ----------
                                                                        17,158
                                                                    ----------

FOREST PRODUCTS - 0.1%
Weyerhaeuser Company                                        600         39,888
                                                                    ----------
                                                                        39,888
                                                                    ----------

GAS UTILITIES - 0.1%
NiSource, Inc.                                            3,000         63,030
WGL Holdings, Inc.                                          700         19,782
                                                                    ----------
                                                                        82,812
                                                                    ----------

GENERAL MERCHANDISE STORES - 0.6%
Dollar Tree Stores, Inc.*                                 2,200         59,290
Family Dollar Stores, Inc.                                3,600         97,560
Fred's, Inc.                                                800         14,368
Target Corporation                                        6,800        307,700
                                                                    ----------
                                                                       478,918
                                                                    ----------

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
GOLD - 0.2%
Newmont Mining Corporation                                4,400     $  200,332
                                                                    ----------
                                                                       200,332
                                                                    ----------

HEALTH CARE DISTRIBUTORS - 0.2%
AmerisourceBergen Corporation                               400         21,484
Cardinal Health, Inc.                                     2,350        102,860
Omnicare, Inc.                                              800         22,688
Patterson Companies, Inc.*                                  200         15,312
Priority Healthcare Corporation (Cl.B)                      200          4,030
                                                                    ----------
                                                                       166,374
                                                                    ----------

HEALTH CARE EQUIPMENT - 1.2%
Baxter International, Inc.                                2,100         67,536
Becton, Dickinson & Company                               1,000         51,700
Biomet, Inc.                                              1,200         56,256
Boston Scientific Corporation*                            3,900        154,947
C.R. Bard, Inc.                                             800         45,304
Cytyc Corporation*                                        1,500         36,225
Dentsply International, Inc.                                500         25,970
Guidant Corporation                                       1,700        112,268
Inamed Corporation*                                         200          9,534
Medtronic, Inc.                                           4,700        243,930
Merit Medical Systems, Inc.*                                700         10,577
St. Jude Medical, Inc.*                                     900         67,743
Steris Corporation*                                       1,100         24,134

Stryker Corporation*                                      1,500         72,120
Thoratec Corporation*                                       400          3,848
Zimmer Holdings, Inc.*                                    1,000         79,040
                                                                    ----------
                                                                     1,061,132
                                                                    ----------

HEALTH CARE FACILITIES - 0.2%
AmSurg Corporation*                                         400          8,472
Community Health Systems, Inc.*                             600         16,008
HCA, Inc.                                                 2,000         76,300
LifePoint Hospitals, Inc.*                                  300          9,003
Symbion, Inc.*                                              700         11,273
Triad Hospitals, Inc.*                                      310         10,676
United Surgical Partners International, Inc.*               400         13,740
                                                                    ----------
                                                                       145,472
                                                                    ----------

HEALTH CARE SERVICES - 0.2%
Accredo Health, Inc.*                                     1,000         23,570
Advisory Board Company*                                     400         13,440
Computer Programs & Systems, Inc.                         1,700         34,102
DaVita, Inc.*                                               750         23,362
Laboratory Corporation of America Holdings*               1,600         69,952
Medco Health Soulutions, Inc.*                              663         20,487
                                                                    ----------
                                                                       184,913
                                                                    ----------

HEALTH CARE SUPPLIES - 0.1%
Bausch & Lomb, Inc.                                         200         13,290
Caremark Rx, Inc.*                                        1,900         60,933
Edwards Lifesciences Corporation*                           300         10,050
                                                                    ----------
                                                                        84,273
                                                                    ----------

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
HOME ENTERTAINMENT SOFTWARE - 0.0%
Activision, Inc.*                                           900     $   12,483
                                                                    ----------
                                                                        12,483
                                                                    ----------

HOME FURNISHINGS - 0.1%
Mohawk Industries, Inc.*                                    200         15,878
Newell Rubbermaid, Inc.                                   2,200         44,088
                                                                    ----------
                                                                        59,966
                                                                    ----------

HOME IMPROVEMENT RETAIL - 0.6%
Home Depot, Inc.                                          8,750        343,000
Lowe's Companies, Inc.                                    3,400        184,790
                                                                    ----------
                                                                       527,790
                                                                    ----------

HOMEBUILDING - 0.1%
D.R. Horton, Inc.                                           887         29,369
Levitt Corporation*                                         400          9,384
Toll Brothers, Inc.*                                        700         32,431
WCI Communities, Inc.*                                      700         16,310
                                                                    ----------
                                                                        87,494
                                                                    ----------

HOTELS, RESORTS & CRUISE LINES - 0.3%
Carnival Corporation                                      3,400        160,786
Fairmont Hotels & Resorts, Inc.                             600         16,392
Marriott International, Inc.                              1,100         57,156
Royal Caribbean Cruises, Ltd.                             1,000         43,600
                                                                    ----------
                                                                       277,934
                                                                    ----------

HOUSEHOLD APPLIANCES - 0.1%
Maytag Corporation                                        1,100         20,207
Whirlpool Corporation                                       600         36,054

                                                                    ----------
                                                                        56,261
                                                                    ----------

HOUSEHOLD PRODUCTS - 1.1%
Clorox Company                                            1,300         69,290
Colgate-Palmolive Company                                 1,900         85,842
Kimberly-Clark Corporation                                1,800        116,262
Procter & Gamble Company                                 12,600        681,912
                                                                    ----------
                                                                       953,306
                                                                    ----------

HOUSEWARES & SPECIALTIES - 0.1%
Fortune Brands, Inc.                                      1,600        118,544
                                                                    ----------
                                                                       118,544
                                                                    ----------

HYPERMARKETS & SUPERCENTERS - 0.9%
Wal-Mart Stores, Inc.                                    15,100        803,320
                                                                    ----------
                                                                       803,320
                                                                    ----------

INDUSTRIAL CONGLOMERATES - 2.5%
General Electric Company                                 51,800      1,739,444
Tyco International, Ltd.                                 12,700        389,382
                                                                    ----------
                                                                     2,128,826
                                                                    ----------

INDUSTRIAL MACHINERY - 0.6%
Actuant Corporation*                                        900         37,089
Briggs & Stratton Corporation                               200         16,240
Danaher Corporation                                       2,700        138,456

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
INDUSTRIAL MACHINERY - (CONTINUED)
Harsco Corporation                                          400     $   17,960
ITT Industries, Inc.                                        300         23,997
Illinois Tool Works, Inc.                                 2,000        186,340
Nordson Corporation                                         500         17,165
Pall Corporation                                          2,200         53,856
                                                                    ----------
                                                                       491,103
                                                                    ----------

INSURANCE BROKERS - 0.1%
Arthur J. Gallagher & Company                               400         13,252
Marsh & McLennan Companies, Inc.                          2,500        114,400
                                                                    ----------
                                                                       127,652
                                                                    ----------

INTEGRATED OIL & GAS - 2.9%
BP plc ADR                                                1,600         92,048
ChevronTexaco Corporation                                 9,450        506,898
ConocoPhillips                                            3,300        273,405
Exxon Mobil Corporation                                  27,320      1,320,376
Murphy Oil Corporation                                    1,600        138,832
Occidental Petroleum Corporation                            800         44,744
Total S.A. ADR                                              900         91,953
                                                                    ----------
                                                                     2,468,256
                                                                    ----------

INTEGRATED TELECOMMUNICATION SERVICES - 1.5%
AT&T Corporation                                          2,200         31,504
SBC Communications, Inc.                                 16,000        415,200
Sprint Corporation                                       11,700        235,521
Tele Norte Leste Participacoes S.A. ADR                   3,500         46,305
Telefonos de Mexico S.A. de C.V. ADR                      1,300         41,951
Verizon Communications, Inc.                             13,434        529,031
                                                                    ----------
                                                                     1,299,512
                                                                    ----------

INTERNET RETAIL - 0.3%
Amazon.com, Inc.*                                           300         12,258
eBay, Inc.*                                               2,900        266,626
                                                                    ----------
                                                                       278,884
                                                                    ----------

INTERNET SOFTWARE & SERVICES - 0.4%
Digital Insight Corporation*                                900         12,267
EarthLink, Inc.*                                          1,600         16,480
Google, Inc.*                                               500         64,800
MatrixOne, Inc.*                                          5,400         27,324
VeriSign, Inc.*                                             700         13,916
Websense, Inc.*                                             400         16,668
Yahoo!, Inc.*                                             5,200        176,332
                                                                    ----------
                                                                       327,787
                                                                    ----------

INVESTMENT BANKING & BROKERAGE - 1.3%
Ameritrade Holding Corporation*                          17,700        212,577
Charles Schwab Corporation                                6,100         56,059
E*Trade Financial Corporation*                            6,700         76,514
Goldman Sachs Group, Inc.                                 2,000        186,480
Lehman Brothers Holdings, Inc.                            1,300        103,636
Merrill Lynch & Company, Inc.                             4,400        218,768
Morgan Stanley                                            4,600        226,780
                                                                    ----------
                                                                     1,080,814
                                                                    ----------

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
IT CONSULTING & OTHER SERVICES - 0.1%
Caci International, Inc.*                                   100     $    5,278
Cognizant Tech Solutions Corporation*                       300          9,153
Forrester Research, Inc.*                                   600          9,144
Inforte Corporation*                                      1,500         10,350
MTC Technologies, Inc.*                                     400         11,052
SRA International, Inc.*                                    300         15,468
                                                                    ----------
                                                                        60,445
                                                                    ----------

LEISURE PRODUCTS - 0.2%
Brunswick Corporation                                     1,600         73,216
Hasbro, Inc.                                              3,600         67,680
Marvel Enterprises, Inc.*                                 1,000         14,560
Mattel, Inc.                                                700         12,691
SCP Pool Corporation                                        913         24,400
                                                                    ----------
                                                                       192,547
                                                                    ----------

LIFE & HEALTH INSURANCE - 0.4%
AFLAC, Inc.                                                 600         23,526
Conseco, Inc.*                                              500          8,830
Genworth Financial, Inc.*                                 4,000         93,200
Protective Life Corporation                                 600         23,586
Prudential Financial, Inc.                                2,700        127,008
StanCorp Financial Group, Inc.                              300         21,360
UnumProvident Corporation                                 3,200         50,208
                                                                    ----------
                                                                       347,718
                                                                    ----------

MANAGED HEALTH CARE - 0.5%
Anthem, Inc.*                                               900         78,525
Coventry Health Care, Inc.*                                 500         26,685
UnitedHealth Group, Inc.                                  4,300        317,082
WellChoice, Inc.*                                           400         14,932
                                                                    ----------
                                                                       437,224
                                                                    ----------

MOTORCYCLE MANUFACTURERS - 0.0%
Harley-Davidson, Inc.                                       400         23,776
                                                                    ----------
                                                                        23,776
                                                                    ----------

MOVIES & ENTERTAINMENT - 0.8%
Fox Entertainment Group, Inc.*                              500         13,870
News Corporation Ltd. ADR                                 1,000         32,870

Time Warner, Inc.*                                       22,900        369,606
Viacom, Inc. (Cl.B)                                       8,400        281,904
Walt Disney Company                                         942         21,242
                                                                    ----------
                                                                       719,492
                                                                    ----------

MULTI-LINE INSURANCE - 1.0%
American International Group, Inc.                       10,875        739,391
Hartford Financial Services Group, Inc.                   1,700        105,281
                                                                    ----------
                                                                       844,672
                                                                    ----------
MULTI-UTILITIES & UNREGULATED POWER - 0.3%
Constellation Energy Group                                1,100         43,824
Duke Energy Corporation                                   7,000        160,230
Dynegy, Inc.*                                             4,800         23,952
Energy East Corporation                                   1,100         27,698
National Fuel Gas Company                                 1,000         28,330
                                                                    ----------
                                                                       284,034
                                                                    ----------

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
OFFICE SERVICES & SUPPLIES - 0.1%
Herman Miller, Inc.                                       1,000     $   24,650
Pitney Bowes, Inc.                                          900         39,690
                                                                    ----------
                                                                        64,340
                                                                    ----------

OIL & GAS DRILLING - 0.2%
Grey Wolf, Inc.*                                          5,200         25,428
Helmerich & Payne, Inc.                                     400         11,476
Nabors Industries, Ltd.*                                    300         14,205
Patterson-Uti Energy, Inc.                                1,600         30,512
Transocean, Inc.*                                         2,809        100,506
                                                                    ----------
                                                                       182,127
                                                                    ----------

OIL & GAS EQUIPMENT & SERVICES - 0.6%
Baker Hughes, Inc.                                        1,900         83,068
BJ Services Company                                       1,000         52,410
Cooper Cameron Corporation*                                 300         16,452
FMC Technologies, Inc.*                                   2,371         79,191
Grant Prideco, Inc.*                                      2,400         49,176
Maverick Tube Corporation*                                  900         27,729
National-Oilwell, Inc.*                                     300          9,858
Schlumberger, Ltd.                                        3,200        215,392
                                                                    ----------
                                                                       533,276
                                                                    ----------

OIL & GAS EXPLORATION & PRODUCTION - 0.3%
Andarko Petroleum Corporation                             1,063         70,541
Comstock Resources, Inc.*                                 1,000         20,920
Devon Energy Corporation                                    400         28,404
EOG Resources, Inc.                                         800         52,680
Newfield Exploration Company*                               500         30,620
Pioneer Natural Resources Company                         1,000         34,480
                                                                    ----------
                                                                       237,645
                                                                    ----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 0.0%
Premcor, Inc.*                                              300         11,550
Williams Companies, Inc.                                    700          8,470
                                                                    ----------
                                                                        20,020
                                                                    ----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.2%
Catellus Development Corporation                            444         11,770
Citigroup, Inc.                                          19,873        876,797
First Marblehead Corporation*                               200          9,280
Principal Financial Group, Inc.                           2,400         86,328
                                                                    ----------
                                                                       984,175
                                                                    ----------

PACKAGED FOODS & MEATS - 0.5%

Campbell Soup Company                                     2,300         60,467
Dean Foods Company*                                         750         22,515
General Mills, Inc.                                       2,400        107,760
H.J. Heinz Company                                          620         22,332
Hershey Foods Corporation                                 1,000         46,710
Kellogg Company                                           1,500         63,990
Kraft Foods, Inc.                                           900         28,548
SunOpta, Inc.*                                            3,000         23,340
Tootsie Roll Industries, Inc.                               452         13,207
                                                                    ----------
                                                                       388,869
                                                                    ----------

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
PAPER PACKAGING - 0.0%
Smurfit-Stone Container Corporation*                      1,000     $   19,370
                                                                    ----------
                                                                        19,370
                                                                    ----------

PAPER PRODUCTS - 0.3%
Bowater, Inc.                                               900         34,371
International Paper Company                               2,300         92,943
MeadWestvaco Corporation                                  1,800         57,420
Potlatch Corporation                                      1,400         65,534
                                                                    ----------
                                                                       250,268
                                                                    ----------

PERSONAL PRODUCTS - 0.2%
Estee Lauder Companies, Inc.                                500         20,900
Gillette Company                                          4,200        175,308
                                                                    ----------
                                                                       196,208
                                                                    ----------

PHARMACEUTICALS - 3.4%
Abbott Laboratories                                       5,200        220,272
AstraZeneca plc ADR                                       1,300         53,469
Barr Pharmaceuticals, Inc.*                                 150          6,214
Bradley Pharmaceuticals, Inc.*                              600         12,210
Eli Lilly & Company                                       4,800        288,240
Eon Labs, Inc.*                                             400          8,680
Forest Laboratories, Inc.*                                2,800        125,944
GlaxoSmithKline plc ADR                                     200          8,746
Johnson & Johnson                                        12,188        686,550
Medicis Pharmaceutical Corporation                          600         23,424
Merck & Company, Inc.                                     8,600        283,800
Noven Pharmaceuticals, Inc.*                              1,100         22,924
Pfizer, Inc.                                             29,773        911,054
Schering-Plough Corporation                               2,400         45,744
Watson Pharmaceuticals, Inc.*                               800         23,568
Wyeth                                                     6,300        235,620
                                                                    ----------
                                                                     2,956,459
                                                                    ----------

PROPERTY & CASUALTY INSURANCE - 1.2%
Ambac Financial Group, Inc.                                 400         31,980
Assurant, Inc.                                              400         10,400
Axis Capital Holdings, Ltd.                               2,500         65,000
Markel Corporation*                                          70         21,588
Mercury General Corporation                                 200         10,578
Progressive Corporation                                     800         67,800
Safeco Corporation                                        4,100        187,165
St. Paul Travelers Companies, Inc.                       13,614        450,079
Triad Guaranty, Inc.*                                       600         33,288
XL Capital, Ltd.                                          1,600        118,384
                                                                    ----------
                                                                       996,262
                                                                    ----------
PUBLISHING - 0.4%
E.W. Scripps Company                                        400         19,112
Gannett Company, Inc.                                     1,300        108,888
Getty Images, Inc.*                                         400         22,120

McGraw-Hill Companies, Inc.                                 700         55,783
Meredith Corporation                                        200         10,276
New York Times Company                                    1,400         54,740
Scholastic Corporation*                                     800         24,712
Washington Post Company (Cl.B)                               39         35,880
                                                                    ----------
                                                                       331,511
                                                                    ----------

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
RAILROADS - 0.2%
CSX Corporation                                           3,200     $  106,240
Union Pacific Corporation                                 1,500         87,900
                                                                    ----------
                                                                       194,140
                                                                    ----------

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Archstone-Smith Trust                                       700         22,148
Arden Realty, Inc.                                          800         26,064
Boston Properties, Inc.                                     500         27,695
Camden Property Trust                                       700         32,340
Duke Realty Corporation                                   2,700         89,640
EastGroup Properties, Inc.                                  500         16,600
LaSalle Hotel Properties                                  1,100         30,360
Mills Corporation                                           700         36,309
Reckson Associates Realty Corporation                       600         17,250
Redwood Trust, Inc.                                         300         18,726
Regency Centers Corporation                                 700         32,543
Simon Property Group, Inc.                                  700         37,541
SL Green Realty Corporation                                 600         31,086
United Dominion Realty Trust, Inc.                        2,500         49,575
Vornado Realty Trust                                        600         37,608
Weingarten Realty Investors                                 700         23,107
                                                                    ----------
                                                                       528,592
                                                                    ----------

REGIONAL BANKS - 0.4%
City National Corporation                                   100          6,495
Commerce Bancshares, Inc.                                   593         28,517
Compass Bancshares, Inc.                                    700         30,674
East West Bancorp, Inc.                                     800         26,872
Mercantile Bankshares Corporation                           600         28,776
National Commerce Financial Corporation                     825         28,223
Southwest Bancorporation of Texas, Inc.                   1,200         24,168
SunTrust Banks, Inc.                                      1,200         84,492
TCF Financial Corporation                                   600         18,174
Texas Regional Bancshares, Inc.                           1,117         34,728
UCBH Holdings, Inc.                                       1,000         39,070
Wilmington Trust Corporation                                800         28,968
                                                                    ----------
                                                                       379,157
                                                                    ----------

RESTAURANTS - 0.5%
CEC Entertainment, Inc.*                                    500         18,375
Cheesecake Factory, Inc.*                                   200          8,680
McDonald's Corporation                                    3,700        103,711
P.F. Chang's China Bistro, Inc.*                            200          9,698
Panera Bread Company*                                     2,300         86,342
Rare Hospitality International, Inc.*                     2,500         66,625
Ruby Tuesday, Inc.                                          500         13,935
Sonic Corporation*                                          700         17,941
Starbucks Corporation*                                    1,600         72,736
Yum! Brands, Inc.                                         1,100         44,726
                                                                    ----------
                                                                       442,769
                                                                    ----------

SEMICONDUCTOR EQUIPMENT - 0.3%
Advanced Energy Industries, Inc.*                         1,100         10,219
Applied Materials, Inc.*                                  6,800        112,132
ATMI, Inc.*                                                 500         10,240
Cymer, Inc.*                                                500         14,330

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
SEMICONDUCTOR EQUIPMENT - (CONTINUED)
KLA-Tencor Corporation*                                   1,500     $   62,220
Mykrolis Corporation*                                       800          8,056
Novellus Systems, Inc.*                                   1,300         34,567
Varian Semiconductor Equipment Associates, Inc.*            100          3,090
                                                                    ----------
                                                                       254,854
                                                                    ----------

SEMICONDUCTORS - 1.3%
Analog Devices, Inc.                                      2,334         90,513
Intel Corporation                                        26,400        529,584
Intersil Corporation                                      1,400         22,302
Linear Technology Corporation                             2,000         72,480
Maxim Integrated Products, Inc.                           2,100         88,809
Microchip Technology, Inc.                                  500         13,420
OmniVision Technologies, Inc.*                              600          8,490
Semiconductor Manufacturing International
     Corporation ADR*                                     1,000          9,880
Semtech Corporation*                                      1,100         21,087
Tessera Technologies, Inc.*                                 700         15,470
Texas Instruments, Inc.                                   5,600        119,168
TTM Technologies, Inc.*                                   2,200         19,558
Xilinx, Inc.                                              3,000         81,000
Zoran Corporation*                                        1,089         17,119
                                                                    ----------
                                                                     1,108,880
                                                                    ----------

SOFT DRINKS - 1.0%
Coca-Cola Company                                        10,800        432,540
Cott Corporation*                                         2,800         80,752
PepsiCo, Inc.                                             7,800        379,470
Moody's Corporation                                         700         51,275
                                                                    ----------
                                                                       944,037
                                                                    ----------

SPECIALTY CHEMICALS - 0.1%
Arch Chemicals, Inc.                                        900         25,695
Ferro Corporation                                         1,000         21,810
Great Lakes Chemical Corporation                            300          7,680
Minerals Technologies, Inc.                                 300         17,658
Symyx Technologies, Inc.*                                 1,300         30,615
Valspar Corporation                                         300         14,004
                                                                    ----------
                                                                       117,462
                                                                    ----------

SPECIALTY STORES - 0.3%
A.C. Moore Arts & Crafts, Inc.*                           1,000         24,730
Cost Plus, Inc.*                                            800         28,304
Hibbett Sporting Goods, Inc.*                               400          8,196
O'Reilly Automotive, Inc.*                                  900         34,461
Petsmart, Inc.                                            1,400         39,746
Pier 1 Imports, Inc.                                        900         16,272
Rent-A-Center, Inc.*                                        250          6,465
Staples, Inc.                                             1,900         56,658
Williams-Sonoma, Inc.*                                      600         22,530
                                                                    ----------
                                                                       237,362
                                                                    ----------
STEEL - 0.3%
International Steel Group, Inc.*                          1,900         64,030
Nucor Corporation                                         2,000        182,740
Steel Dynamics, Inc.*                                       900         34,758
                                                                    ----------
                                                                       281,528
                                                                    ----------

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
SYSTEMS SOFTWARE - 1.9%
Borland Software Corporation*                               700     $    5,845
Macrovision Corporation*                                    700         16,856
Microsoft Corporation                                    42,300      1,169,595
Oracle Corporation*                                      25,400        286,512
Red Hat, Inc.*                                            5,600         68,544
Veritas Software Corporation*                             3,500         62,300
                                                                    ----------
                                                                     1,609,652
                                                                    ----------

TECHNOLOGY DISTRIBUTORS - 0.1%
CDW Corporation                                           1,700         98,651
Tech Data Corporation*                                      400         15,420
                                                                    ----------
                                                                       114,071
                                                                    ----------

THRIFTS & MORTGAGE FINANCE - 0.9%
BankAtlantic Bancorp, Inc.                                2,000         36,640
Doral Financial Corporation                                 625         25,919
Fannie Mae                                                3,200        202,880
Freddie Mac                                               3,500        228,340
IndyMac Bancorp, Inc.                                       900         32,580
MGIC Investment Corporation                               1,800        119,790
PMI Group, Inc.                                             700         28,406
Radian Group, Inc.                                        2,100         97,083
                                                                    ----------
                                                                       771,638
                                                                    ----------

TOBACCO - 0.6%
Altria Group, Inc.                                       10,600        498,624
                                                                    ----------
                                                                       498,624
                                                                    ----------

TRADING COMPANIES & DISTRIBUTORS - 0.0%
Hughes Supply, Inc.                                         400         12,028
                                                                    ----------
                                                                        12,028
                                                                    ----------

TRUCKING - 0.1%
Dollar Thrifty Automotive Group, Inc.*                      800         19,464
Old Dominion Freight Line, Inc.*                            700         20,167
                                                                    ----------
                                                                        39,631
                                                                    ----------

WIRELESS TELECOMMUNICATION SERVICE - 0.8%
America Movil S.A. de C.V. ADR                            1,700         66,351
Crown Castle International Corporation*                   3,500         52,080
Nextel Communications, Inc.*                              7,600        181,184
Nextel Partners, Inc.*                                    4,300         71,294
SK Telecom Company, Ltd. ADR                              1,610         31,315
SpectraSite, Inc.*                                          700         32,550
Telephone & Data Systems, Inc.                              200         16,834
Vodafone Group plc ADR                                    5,000        120,550
Western Wireless Corporation*                             2,900         74,559
Wireless Facilities, Inc.*                                1,600         11,152
                                                                    ----------
                                                                       657,869
                                                                    ----------
TOTAL COMMON STOCKS
     (cost $42,138,739)                                             46,815,082
                                                                    ----------

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
FOREIGN STOCKS - 11.6%
AUSTRALIA - 1.0%
Australia & New Zealand Banking Group,  Ltd.              8,933     $  123,071
Australian Gas Light Company, Ltd.                        2,002         19,359
BlueScope Steel, Ltd.                                    21,681        136,630
Boral, Ltd.                                              28,419        141,833
CSL, Ltd.                                                   895         18,412

Coles Myer, Ltd.                                         10,483         70,998
Downer EDI, Ltd.                                          6,628         19,204
General Property Trust**                                  9,184         24,547
Insurance Australia Group, Ltd.                           8,103         30,521
Macquarie Bank, Ltd.                                      1,990         52,354
National Australia Bank, Ltd.                             5,392        105,376
News Corporation, Ltd.                                      646          5,339
QBE Insurance Group, Ltd.                                 9,928         94,207
Qantas Airways, Ltd.                                      8,420         21,042
Westfield Group*                                          2,448         26,970
                                                                    ----------
                                                                       889,863
                                                                    ----------

AUSTRIA - 0.1%
Bank Austria Creditanstalt                                  917         65,032
                                                                    ----------
                                                                        65,032
                                                                    ----------

BRAZIL - 0.1%
Petroleo Brasileiro S.A. ADR                              3,800        121,296
                                                                    ----------
                                                                       121,296
                                                                    ----------

CHILE - 0.1%
Banco Santander Chile S.A. ADR                            1,888         52,751
                                                                    ----------
                                                                        52,751
                                                                    ----------

FINLAND - 0.0%
Nokia Oyj                                                 2,826         38,890
                                                                    ----------
                                                                        38,890
                                                                    ----------

FRANCE - 1.5%
Axa                                                       3,923         79,371
BNP Paribas S.A.                                          2,476        159,910
Bouygues S.A.                                             2,211         82,931
CNP Assurances                                            1,454         94,447
Carrefour  S.A.                                           1,397         65,707
Casino Guichard-Perrachon S.A.                              734         55,974
European Aeronautic Defence & Space Company               2,174         57,593
Lafarge S.A.                                                327         28,612
PSA Peugeot Citroen S.A.                                    876         53,964
Publicis Groupe                                           4,228        120,830
Renault S.A.                                                731         59,785
Sagem S.A.                                                  434         41,532
Sanofi-Aventis                                            1,839        133,388
Thomson                                                   3,845         80,515
Total S.A.                                                  819        166,820
                                                                    ----------
                                                                     1,281,379
                                                                    ----------

GERMANY - 1.1%
Adidas-Salomon AG                                           395         55,118
BASF AG                                                   1,796        105,843
Celesio AG                                                  715         48,753
Degussa AG                                                2,069         77,065

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
FOREIGN STOCKS - (CONTINUED)
GERMANY - (CONTINUED)
Deutsche Bank AG                                            825     $   59,296
E.On AG                                                   1,764        130,139
Hypo Real Estate Holding AG*                              2,125         72,843
Jenoptik AG*                                              2,154         20,198
Metro AG                                                  1,785         79,656
Porsche AG                                                   99         64,328
SAP AG                                                      844        131,136
Siemens AG                                                1,946        143,107
                                                                    ----------
                                                                       987,482
                                                                    ----------

HONG KONG - 0.3%
China Overseas Land & Investment, Ltd.                   94,000         20,372
China Unicom, Ltd.                                       24,000         18,774
Espirit Holdings, Ltd.                                    8,000         40,626
Hong Kong Electric Holdings, Ltd.                         7,000         31,059
Hutchison Whampoa, Ltd.                                   8,400         65,709
Sun Hung Kai Properties, Ltd.                             6,000         56,553
Yue Yuen Industrial Holdings, Ltd.                       20,000         51,680
                                                                    ----------
                                                                       284,773
                                                                    ----------

ITALY - 0.4%
Eni SpA                                                   7,680        172,076
Telecom Italia Mobile SpA                                15,225         82,067
UniCredito Italiano SpA                                  10,060         50,728
                                                                    ----------
                                                                       304,871
                                                                    ----------

JAPAN - 2.1%
Aiful Corporation                                           600         58,849
Bank of Yokohama, Ltd.                                   10,000         53,713
Canon, Inc.                                               2,000         93,998
Eisai Company, Ltd.                                       1,100         29,941
Electric Power Development Company, Ltd.*                   300          7,349
Fanuc, Ltd.                                                 700         36,837
Goldcrest Company, Ltd.                                     320         18,698
Honda Motor Company, Ltd.                                   900         43,606
KDDI Corporation                                             13         63,104
Kaneka Corporation                                        4,000         39,269
Kirin Brewery Company, Ltd.                               5,000         43,188
Kobayashi Pharmaceutical Company, Ltd.                    1,500         36,951
Kyocera Corporation                                         600         42,190
Matsumotokiyoshi Company, Ltd.                            1,000         25,269
Mitsubishi Corporation                                    7,000         75,643
Mitsubishi Heavy Industries, Ltd.                        16,000         45,148
Mitsui Sumitomo Insurance Company, Ltd.                   5,000         41,238
NEC Soft, Ltd.                                              600         13,664
NSK, Ltd.                                                 7,000         30,041
Nippon Steel Corporation                                 29,000         68,938
Nippon Yusen Kabushiki Kaisha                            11,000         56,889
Nomura Holdings, Inc.                                     4,000         51,354
Noritsu Koki Company, Ltd.                                  500          9,731
Pioneer Corporation                                       2,500         52,171
Sony Corporation                                          2,400         81,876
Sumitomo Electric Industries, Ltd.                        3,000         26,621
Sumitomo Mitsui Financial Group, Inc.                        12         68,593
TDK Corporation                                           1,100         73,257
Takeda Pharmaceutical Company, Ltd.                       1,500         68,049

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
FOREIGN STOCKS - (CONTINUED)
JAPAN - (CONTINUED)
Teijin, Ltd.                                             14,000     $   50,048
Tohoku Electric Power Company, Inc.                       5,200         85,774
Toshiba Corporation                                      12,000         44,096
Toyota Motor Corporation                                  5,900        225,904
Uniden Corporation                                        1,000         21,004
                                                                    ----------
                                                                     1,783,001
                                                                    ----------

MALAYSIA - 0.0%
Astro All Asia Networks plc*                              7,800         10,017
                                                                    ----------
                                                                        10,017
                                                                    ----------

MEXICO - 0.3%
Cemex S.A. de C.V.                                       12,074         67,811
Grupo Financiero Banorte S.A. de C.V.                    25,704        120,940
Wal-Mart de Mexico S.A. de CV                            21,800         73,893

                                                                    ----------
                                                                       262,644
                                                                    ----------

NETHERLANDS - 0.4%
ABN Amro Holding N.V.                                     3,047         69,216
Corio N.V.                                                  596         28,580
Draka Holding N.V.                                        1,941         24,565
ING Groep N.V.                                            2,812         70,968
Koninklijke (Royal) KPN N.V.                              8,688         65,067
Koninklijke (Royal) Philips Electronics N.V.              1,499         34,331
TPG N.V.                                                  1,848         45,147
                                                                    ----------
                                                                       337,874
                                                                    ----------

NORWAY - 0.1%
Norsk Hydro ASA                                             445         32,392
Statoil ASA                                               6,247         89,554
Yara International ASA*                                     632          6,713
                                                                    ----------
                                                                       128,659
                                                                    ----------

SINGAPORE - 0.1%
SembCorp Industries, Ltd.                                62,000         54,134
                                                                    ----------
                                                                        54,134
                                                                    ----------

SPAIN - 0.3%
Acciona S.A.                                              1,017         65,114
Banco Santander Central Hispano S.A.                      7,513         73,343
Gestevision Telecinco S.A.*                                 400          7,233
Iberdrola S.A.                                            4,086         84,749
                                                                    ----------
                                                                       230,439
                                                                    ----------
SWEDEN - 0.6%
Nordea Bank AB                                           20,670        168,933
SSAB Svenskt Stal AB                                      3,852         73,017
Skandinaviska Enskilda Banken AB                          5,844         90,307
Svenska Handelsbanken AB                                  3,690         77,295
Tele2 AB (Cl.B)                                           2,056         76,533
                                                                    ----------
                                                                       486,085
                                                                    ----------
SWITZERLAND - 0.5%
Credit Suiss Group*                                       2,696         86,038
Logitech International S.A.*                                545         26,405
Nestle S.A.                                                 476        109,022
Novartis AG                                               5,335        248,656
                                                                    ----------
                                                                       470,121
                                                                    ----------

                                                         NUMBER       MARKET
                                                        OF SHARES     VALUE
FOREIGN STOCKS - (CONTINUED)
UNITED KINGDOM - 2.6%
Aegis Group plc                                          32,206     $   56,384
Alliance & Leicester plc                                  2,985         47,182
Allied Domecq plc                                         5,548         47,085
Anglo American plc                                        1,631         39,076
Arriva plc                                                8,508         68,357
AstraZeneca plc                                           1,227         50,290
Aviva plc                                                 3,547         35,109
BAE Systems plc                                          13,783         56,117
BP plc                                                   13,726        131,144
Barclays plc                                             24,523        235,190
Bradford & Bingley plc                                    9,415         48,598
British Sky Broadcasting Group plc                        3,833         33,241
Centrica plc                                             23,764        108,043
GlaxoSmithKline plc ADR                                   6,309        135,970
Guinness Peat Group plc                                  17,527         25,823
HBOS plc                                                  8,550        115,651
HSBC Holdings plc                                         3,766         59,765
MMO2 plc*                                                50,214         89,275
Persimmon plc                                             3,747         44,750
RMC Group plc                                             5,792         89,088

Royal & Sun Alliance Insurance Group plc                 16,565         21,432
Royal Bank of Scotland Group plc                          6,074        175,420
J. Sainsbury plc                                          6,584         30,351
Shell Transport & Trading Company plc                    20,834        152,968
Tesco plc                                                12,955         66,929
Unilever plc                                             12,064         98,182
Vodafone Group plc                                       13,782         33,044
WPP Group plc ADR                                         6,557         60,987
Whitbread plc                                             3,318         49,444
                                                                    ----------
                                                                     2,204,895
                                                                    ----------
TOTAL FOREIGN STOCKS
     (cost $8,125,594)                                               9,994,206
                                                                    ----------

PREFERRED STOCKS - 0.2%
APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Anvil Holdings, Inc. (Cl.B)                                 469          4,690
                                                                    ----------
                                                                         4,690
                                                                    ----------

MOVIES & ENTERTAINMENT - 0.2%
News Corporation, Ltd. ADR                                4,300        134,719
                                                                    ----------
                                                                       134,719
                                                                    ----------
TOTAL PREFERRED STOCKS
     (cost $136,517)                                                   139,409
                                                                    ----------

WARRANTS - 0.0%
Travelcenters of America                                    150            750
                                                                    ----------
TOTAL WARRANTS
     (cost $2)                                                             750
                                                                    ----------

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
MUNICIPAL BONDS - 0.0%
KANSAS - 0.0%
Kansas State Dev Financial Authority Revenue,
     5.50% - 2034                                       $  30,000   $   30,019
                                                                    ----------
                                                                        30,019
                                                                    ----------

OREGON - 0.0%
Oregon State Taxable Pension General Obligation,
     5.892% - 2027                                         15,000       15,906
                                                                    ----------
                                                                        15,906
                                                                    ----------
TOTAL MUNICIPAL BONDS
     (cost $45,000)                                                     45,925
                                                                    ----------

CORPORATE BONDS - 14.9%
AEROSPACE & DEFENSE - 0.2%
BE Aerospace, Inc.,
     8.50% - 2010                                          25,000       27,250
     8.875% - 2011                                         25,000       25,313
Boeing Company, 8.75% - 2021                               20,000       26,551
GenCorp, Inc., 9.50% - 2013                                50,000       53,500
Sequa Corporation, 9.00% - 2009                            25,000       27,500
                                                                    ----------
                                                                       160,114
                                                                    ----------

AUTOMOTIVE - 0.6%
Adesa, Inc., 7.625% - 2012                                 25,000       25,750
Advanced Accessory Systems, 10.75% - 2011                  25,000       23,500

Asbury Automotive Group, Inc., 8.00% - 2014                25,000       24,625
DailmerChrysler N.A. Holdings,
     2.343% - 2007(3)                                      35,000       35,037
     6.50% - 2013                                          50,000       54,251
Eagle-Picher Industries, Inc., 9.75% - 2013                25,000       25,500
Ford Motor Credit Company, 5.625% - 2008                  105,000      108,571
General Motors Corporation, 8.375% - 2033                  50,000       53,089
HLI Operating Company, Inc., 10.50% - 2010                 25,000       27,250
Hertz Corporation, 4.70% - 2006                            20,000       20,384
Lear Corporation, 5.75% - 2014(1)                          20,000       20,603
TRW Automotive, Inc., 9.375% - 2013                        67,000       76,547
Williams Scotsman, Inc., 10.00% - 2008                     25,000       26,812
                                                                    ----------
                                                                       521,919
                                                                    ----------

BANKING - 0.5%
ABN Amro Bank N.V., 7.125% - 2007                          35,000       38,419
BB & T Corporation, 6.50% - 2011                           20,000       22,344
Bank One Corporation, 5.25% - 2013                         75,000       77,097
Countrywide Home Loans, Inc., 5.50% - 2007                 35,000       36,697
General Motors Acceptance Corporation,
     7.25% - 2011                                          60,000       64,062
Northern Trust Company, 4.60% - 2013                       25,000       24,749
U.S. Bank N.A., 2.87% - 2007                               40,000       39,737
Wachovia Corporation, 6.40% - 2008                         20,000       21,779
Webster Financial Corporation, 5.125% - 2014               45,000       44,681
Wells Fargo & Company, 1.99% - 2007(3)                     55,000       55,013
                                                                    ----------
                                                                       424,578
                                                                    ----------

BASIC INDUSTRY - OTHER - 0.0%
Coleman Cable, Inc., 9.875% - 2012(1)                      25,000       25,406
                                                                    ----------
                                                                        25,406
                                                                    ----------

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
CORPORATE BONDS - (CONTINUED)
BROKERAGE - 0.3%
BCP Caylux Holdings LUX SCA, 9.625% - 2014(1)           $  25,000   $   27,000
Citigroup, Inc., 5.00% - 2014(1)                           60,000       60,075
Franklin Resources, Inc., 3.70% - 2008                     15,000       15,032
Goldman Sachs Group, Inc., 6.345% - 2034                   90,000       90,284
Morgan Stanley, 3.625% - 2008                              70,000       70,147
                                                                    ----------
                                                                       262,538
                                                                    ----------

BUILDING MATERIALS - 0.4%
Associated Materials, Inc.,
     9.75% - 2012(2)                                       25,000       28,687
     0.00% - 2014                                          25,000       18,188
Building Materials Corporation, 7.75% - 2014(1)            25,000       24,750
Celulosa Arauco y Constitucion S.A., 5.125% - 2013         40,000       39,874
Kopper's, Inc., 9.875% - 2013                              25,000       27,625
Masco Corporation, 5.875% - 2012                           70,000       75,289
Norcraft COS/Finance, 9.00% - 2011(1)                      25,000       27,250
Riverside Forest Products, Ltd., 7.875% - 2014             25,000       26,500
Texas Industries, Inc., 10.25% - 2011                      25,000       28,750
US Concrete, Inc., 8.375% - 2014                           25,000       26,125
WII Components, Inc., 10.00% - 2012                        50,000       48,500
                                                                    ----------
                                                                       371,538
                                                                    ----------

CAPITAL GOODS - OTHER - 0.1%
AGCO Corporation, 9.50% - 2008                             25,000       27,000
Rexnord Corporation, 10.125% - 2012                        25,000       28,250
                                                                    ----------
                                                                        55,250
                                                                    ----------

CHEMICALS - 0.4%

Borden US Fin/Nova Scotia, 9.00% - 2014(1)                 25,000       26,250
Dow Chemical Company, 6.125% - 2011                        30,000       32,739
Huntsman LLC, 11.625% - 2010                               50,000       57,875
IMC Global, Inc., 10.875 - 2013                            25,000       31,563
MacDermid, Inc., 9.125% - 2011                             50,000       55,750
Omnova Solutions, Inc., 11.25% - 2010                      25,000       28,000
Resolution Performance, 9.50% - 2010                       25,000       25,813
Rhodia S.A.,
     7.625% - 2010                                         25,000       23,313
     8.875% - 2011                                         25,000       21,750
                                                                    ----------
                                                                       303,053
                                                                    ----------

COMMUNICATIONS - OTHER - 0.1%
International Business Machines Corporation,
     4.25% - 2009                                          55,000       56,254
R.R. Donnelley & Sons Company, 3.75% - 2009(1)             25,000       24,624
                                                                    ----------
                                                                        80,878
                                                                    ----------

CONSTRUCTION MACHINERY - 0.1%
Navistar International Corporation, 7.50% - 2011           25,000       26,687
Shaw Group, Inc., 10.75% - 2010                            25,000       26,250
                                                                    ----------
                                                                        52,937
                                                                    ----------

CONSUMER PRODUCTS - 0.4%
American Achievement Corporation, 8.25% - 2012(1)          25,000       26,250
Bunge, Ltd. Finance Corporation, 4.375% - 2008             50,000       50,358
Chattem, Inc., 7.00% - 2014                                25,000       25,437

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
CORPORATE BONDS - (CONTINUED)
CONSUMER PRODUCTS - (CONTINUED)
Couche-Tard US/Finance, 7.50% - 2013                    $  25,000   $   26,625
FTD, Inc., 7.75% - 2014                                    25,000       24,937
Jostens Holding Corporation, 0.00% - 2013(2)               50,000       34,375
Jostens IH Corporation, 7.625% - 2012(1)                   25,000       25,125
Jostens, Inc., 12.75% - 2010                               25,000       27,982
Rayovac Corporation, 8.50% - 2013                          25,000       27,125
Riddell Bell Holdings, 8.375% - 2012(1)                    25,000       25,406
Sealy Mattress Company, 8.375% - 2012                      25,000       25,188
                                                                    ----------
                                                                       318,808
                                                                    ----------

DISTRIBUTORS - 0.1%
Entergy Gulf States, Inc., 5.20% - 2007                    40,000       40,142
FerrellGas Partners LP, 8.75% - 2012                       25,000       27,500
Sempra Energy, 6.00% - 2013                                45,000       48,541
                                                                    ----------
                                                                       116,183
                                                                    ----------

DIVERSIFIED MANUFACTURING - 0.2%
Hutchison Whampoa International, Ltd.,
     6.50% - 2013(1)                                       35,000       36,864
J.B. Poindexter & Company, 8.75% - 2014(1)                 25,000       26,437
JLG Industries, Inc., 8.375% - 2012                        25,000       26,125
Maax Corporation, 9.75% - 2012(1)                          25,000       26,500
Superior Essex, 9.00% - 2012(1)                            25,000       25,000
Valmont Industries, Inc., 6.875% - 2014(1)                 25,000       25,750
                                                                    ----------
                                                                       166,676
                                                                    ----------

ELECTRIC - 1.2%
AES Corporation,
     8.875% - 2011                                         50,000       55,625
     9.00% - 2015(1)                                       25,000       28,188
AMI Semiconductor, Inc., 10.75% - 2013                     16,000       18,640
Alabama Power Company, 1.94% - 2009(3)                     35,000       34,946

Allegheny Energy Supply Company, 7.80% - 2011              25,000       27,062
Appalachian Power Company, 4.80% - 2005                    45,000       45,610
Black Hills Corporation, 6.50% - 2013                      40,000       41,013
CE Electric UK Funding Company, 6.995% - 2004(1)           35,000       37,165
CMS Energy Corporation, 9.875% - 2007                      25,000       27,781
Cleveland Electric Illuminating Company,
     5.65% - 2013                                          40,000       41,391
Dominion Resources, Inc., 5.00% - 2013                     30,000       29,960
Enertgy Louisiana, Inc., 6.50% - 2008                     125,000      127,490
Exelon Generation Company LLC, 5.35% - 2014                35,000       35,744
FirstEnergy Corporation, 7.375% - 2031                     25,000       28,077
Midwest Generation, LLC, 8.75% - 2034                      25,000       27,250
NRG Energy, Inc., 8.00% - 2013(1)                          50,000       53,562
PG&E Corporation, 2.30% - 2006(3)                          13,000       13,012
PPL Capital Funding, 4.33% - 2009                          45,000       44,466
PSEG Energy Holdings, 8.50% - 2011                         25,000       28,187
Pacific Gas & Electric Company, 6.05% - 2034               35,000       35,623
Pinnacle West Capital Corporation, 6.40% - 2006            40,000       41,846
     4.40% - 2008
Public Service Company of New Mexico,
     4.40% - 2008                                          40,000       40,565
Puget Sound Energy, Inc., 1.90% - 2006(3)                  45,000       44,991

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
CORPORATE BONDS - (CONTINUED)
ELECTRIC - (CONTINUED)
Sanmina Corporation, 10.375% - 2010                     $  25,000   $   28,594
Suburban Propane Partners, 6.875% - 2013                   25,000       25,750
TNP Enterprises, Inc., 10.25% - 2010                       25,000       26,875
TXU Energy Company LLC, 2.38% - 2006(1),(3)                20,000       20,048
Western Power Distributors Holdings UK,
     6.875% - 2007(1)                                      25,000       26,592
                                                                    ----------
                                                                     1,036,053
                                                                    ----------

ENERGY - INDEPENDENT - 0.1%
Forest Oil Corporation, 8.00% - 2011(1)                    25,000       28,062
Range Resources Corporation, 7.375% - 2013                 25,000       26,250
                                                                    ----------
                                                                        54,312
                                                                    ----------

ENERGY - INTEGRATED - 0.2%
Amerada Hess Corporation, 7.875% - 2029                    30,000       34,692
ConocoPhillips, 5.90% - 2032                               40,000       40,999
Illinova Corporation, 11.50% - 2010                        25,000       29,625
PSEG Power, 3.75% - 2009                                   35,000       34,306
Sierra Pacific Resources, 8.625% - 2014(1)                 25,000       27,125
                                                                    ----------
                                                                       166,747
                                                                    ----------

ENTERTAINMENT - 0.2%
AMF Bowling Worldwide, Inc., 10.00% - 2010(1)              25,000       26,500
Cinemark, Inc., 0.00% - 2014(2)                            25,000       17,187
International Speedway Corporation, 4.20% - 2009(1)        20,000       20,049
K2, Inc., 7.375% - 2014(1)                                 25,000       26,500
LCE Acquisition Corporation, 9.00% - 2014(1)               25,000       25,812
Six Flags, Inc. 8.875% - 2010                              25,000       23,437
Universal City Development, 11.75% - 2010                  50,000       58,250
                                                                    ----------
                                                                       197,735
                                                                    ----------

ENVIRONMENTAL - 0.2%
Allied Waste North America, 7.875% - 2013                  50,000       52,750
Casella Waste Systems, Inc., 9.75% - 2013                  25,000       27,250
IESI Corporation, 10.25% - 2012                            25,000       27,000
Synagro Technologies, Inc., 9.50% - 2009                   25,000       26,750
                                                                    ----------
                                                                       133,750
                                                                    ----------

FINANCIAL - OTHER - 0.2%
Alamosa Deleware, Inc.,  8.50% - 2012                                    50,000              50,625
Dollar Financial Group, Inc., 9.75% - 2011                               25,000              26,500
Encana Holdings Financial Corporation,
     5.80% - 2014                                                        45,000              47,784
IPC Acquisition Corporation, 11.50% - 2009                               25,000              27,500
Orion Power Holdings, Inc., 12.00% - 2010                                25,000              31,250
                                                                                            -------
                                                                                            183,659
                                                                                            -------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.3%
Household Finance Corporation, 6.375% - 2012                             30,000              33,241
International Lease Finance Corporation,
     6.375% - 2009                                                      100,000             109,541
SLM Corporation,
     1.86% - 2009 (3)                                                    55,000              54,847
     4.12% - 2009 (3)                                                    35,000              35,132
Williams Scotsman, Inc., 9.875% - 2007                                   25,000              23,938
                                                                                            -------
                                                                                            256,699
                                                                                            -------

                                                                     PRINCIPAL             MARKET
                                                                      AMOUNT               VALUE
CORPORATE BONDS - (CONTINUED)
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.3%
CIT Group, Inc.,
     2.875% - 2006                                                   $   20,000          $   19,892
     7.75% - 2012                                                        45,000              53,256
General Electric Capital Corporation, 6.00% - 2012                       60,000              65,919
John Deere Capital Corporation, 7.00% - 2012                             45,000              52,026
MBNA America Bank, 4.625% - 2009                                         45,000              45,976
Refco Finance Holdings, 9.00% - 2012 (1)                                 25,000              26,688
                                                                                         ----------
                                                                                            263,757
                                                                                         ----------
FOOD & BEVERAGE - 0.4%
Agrilink Foods, Inc., 11.875% - 2008                                      6,000               6,270
Dole Foods Company, Inc., 8.875% - 2011                                  25,000              27,188
Eircom Funding, 8.25% - 2013                                             25,000              27,375
Kraft Foods, Inc., 5.625% - 2011                                         45,000              47,531
Le-Nature's, Inc., 9.00% - 2013 (1)                                      25,000              26,625
McCormick & Company, Inc., 6.40% - 2006                                  65,000              68,230
Miller Brewing Company, 5.50% - 2013 (1)                                 55,000              57,345
Pantry, Inc., 7.75% - 2014                                               25,000              25,375
Pinnacle Foods Holding, Inc., 8.25% - 2013 (1)                           25,000              23,563
Travelcenters of America, Inc., 12.75% - 2009                            50,000              58,000
                                                                                         ----------
                                                                                            367,502
                                                                                         ----------
GAMING - 0.3%
American Casino & Entertainment, 7.85% - 2012 (1)                        25,000              26,250
Ameristar Casinos, Inc., 10.75% - 2009                                   25,000              28,375
MGM Mirage, Inc., 6.75% - 2012 (1)                                       25,000              25,875
Mirage Resorts, Inc., 6.75% - 2008                                       25,000              25,875
Penn National Gaming, Inc., 11.125% - 2008                               25,000              27,000
Premier Entertainment, 10.75% - 2012                                     25,000              26,375
Turning Stone Casino, 9.125% - 2010 (1)                                  25,000              27,000
Venetian Casino Resort, LLC, 11.00% - 2010                               50,000              57,875
Wynn Las Vegas LLC, 12.00% - 2010                                        17,000              21,250
                                                                                         ----------
                                                                                            265,875
                                                                                         ----------
HEALTH CARE - 0.4%
AmeriPath, Inc., 10.50% - 2013                                           25,000              25,500
Concentra Operating Corporation, 9.125% - 2012 (1)                       25,000              27,375
Fisher Scientific International, Inc., 8.125% - 2012                     22,000              24,530
Genesis HealthCare Corporation, 8.00% - 2013                             25,000              27,250
Highmark, Inc., 6.80% - 2013 (1)                                         20,000              21,708
Hospira, Inc., 4.95% - 2009                                              45,000              46,132
InSight Health Services Corporation, 9.875% - 2011                       25,000              25,000


Inverness Medical Innovations, Inc., 8.75% - 2012 (1)                        25,000              25,125
Kroger Company, 8.05% - 2010                                                 45,000              52,875
Triad Hospitals, Inc., 7.00% - 2013                                          25,000              25,438
US Oncology, Inc., 9.00% - 2012 (1)                                          25,000              25,875
Vanguard Health Holdings, 9% - 2014 (1)                                      25,000              25,063
Vicar Operating, Inc., 9.875% - 2009                                         25,000              27,625
                                                                                                -------
                                                                                                379,496
                                                                                                -------
HOME CONSTRUCTION - 0.2%
Lennar Corporation, 5.50% - 2014 (1)                                         45,000              45,688
Pulte Homes, Inc., 7.875% - 2011                                             35,000              40,752

                                                                          PRINCIPAL            MARKET
                                                                           AMOUNT              VALUE
CORPORATE BONDS - (CONTINUED)
HOME CONSTRUCTION - (CONTINUED)
WCI Communities, Inc.:
     10.625% - 2011                                                      $   25,000          $   28,188
     9.125% - 2012                                                           25,000              27,875
                                                                                             ----------
                                                                                                142,503
                                                                                             ----------
INDUSTRIAL - OTHER - 0.1%
Brand Intermediate Holding, 13.0% - 2013 (1)                                 25,000              26,625
National Waterworks, Inc., 10.50% - 2012                                     25,000              28,375
                                                                                             ----------
                                                                                                 55,000
                                                                                             ----------
INSURANCE - LIFE - 0.6%
AIG Sunamerica Global Finance XII, 5.30% - 2007 (1)                          70,000              73,405
Allstate Financial Global Funding, 5.25% - 2007 (1)                          45,000              47,049
Genworth Financial, Inc., 5.75% - 2014                                       40,000              42,150
John Hancock Global Funding II, 5.625% - 2006 (1)                            65,000              67,849
Marsh & McLennan Companies, Inc.,
     3.625% - 2008                                                           20,000              20,057
MetLife, Inc., 6.125% - 2011                                                 50,000              54,642
NLV Financial Corporation, 7.50% - 2033 (1)                                  30,000              31,855
Nationwide Financial Services, Inc., 5.90% - 2012                            50,000              53,574
Principal Life Global, 5.125% - 2013 (1)                                     45,000              45,994
Prudential Financial, Inc., 3.75% - 2008                                     35,000              35,362
                                                                                             ----------
                                                                                                471,937
                                                                                             ----------
INSURANCE - PROPERTY & CASUALTY - 0.1%
Ace Ina Holdings, Inc., 5.875% - 2014                                        35,000              36,566
Fund American Companies, Inc., 5.875% - 2013                                 45,000              45,941
Nationwide Mututal Insurance Company,
      6.60% - 2034 (1)                                                       25,000              24,875
                                                                                             ----------
                                                                                                107,382
                                                                                             ----------
LODGING - 0.1%
Courtyard by Marriott, 10.75% - 2008                                         50,000              50,250
John Q. Hammons Hotels, LP, 8.875% - 2012                                    25,000              27,875
Prime Hospitality Corporation, 8.375% - 2012                                 25,000              28,312
                                                                                             ----------
                                                                                                106,437
                                                                                             ----------
MEDIA - CABLE - 0.4%
CCO Holdings LLC, Capital Corporation,
     8.75% - 2013                                                            25,000              24,531
CSC Holdings, Inc., 7.625% - 2011                                            50,000              52,688
Cablevision Systems Corporation, 8.00% - 2012 (1)                            25,000              26,125
Charter Communications Opt LLC/Cap,
     8.00% - 2012 (1)                                                        25,000              24,938
Comcast Cable Communications Holdings,
     8.375% - 2013                                                           45,000              54,495
Cox Communcations, Inc., 7.875% - 2009                                       50,000              55,789

EchoStar DBS Corporation, 6.625% - 2014 (1)                                  25,000              24,844
Hearst-Argyle Television, Inc., 7.00% - 2018                                 30,000              33,834
InSight Midwest, 10.50% - 2010                                               25,000              27,375
Rogers Cable, Inc., 5.50% - 2014                                             40,000              36,800
                                                                                                -------
                                                                                                361,419
                                                                                                -------

                                                                          PRINCIPAL            MARKET
                                                                           AMOUNT               VALUE
CORPORATE BONDS - (CONTINUED)
MEDIA - NON-CABLE - 0.8%
AOL Time Warner, Inc., 7.625% - 2031                                     $   40,000          $   46,040
Advanstar Communications, 10.75% - 2010                                      25,000              27,688
Affinity Group, Inc., 9.00% - 2012                                           25,000              26,750
CanWest Media, Inc., 10.625% - 2011                                          25,000              28,438
Chancellor Media Corporation, 8.00% - 2008                                   25,000              28,351
Coinmach Corporation, 9.00% - 2010                                           25,000              25,938
Dex Media Finance/East LLC,
     9.875% - 2009                                                           25,000              28,750
     12.125% - 2012                                                          32,000              39,840
Dex Media Finance/West,
     8.50% - 2010                                                            25,000              28,375
     9.875% - 2013                                                           23,000              27,025
Dex Media, Inc., 8.00% - 2013                                                25,000              26,250
Fisher Communications, Inc., 8.625% - 2014 (1)                               25,000              26,000
Hollinger Participation, 12.125% - 2010 (1)                                  28,125              32,133
Houghton Mifflin Company,
     0.00% - 2013 (2)                                                        25,000              15,125
     9.875% - 2013                                                           25,000              26,250
Liberty Group Operating, Inc., 9.375% - 2008                                 25,000              25,187
Liberty Media Corporation, 3.38% - 2006 (3)                                  45,000              45,482
Quebecor Media, Inc., 11.125% - 2011                                         50,000              57,750
RH Donnelley Finance Corporation,
     8.875% - 2010                                                           25,000              28,250
     10.875% - 2012                                                          50,000              60,625
Reader's Digest Association, Inc., 6.50% - 2011                              25,000              25,750
Warner Music Group, 7.375% - 2014 (1)                                        25,000              25,875
XM Satellite Radio, Inc., 12.00% - 2010                                      15,000              17,550
                                                                                             ----------
                                                                                                719,422
                                                                                             ----------
METALS & MINING - 0.7%
Alcan, Inc., 6.125% - 2033                                                   40,000              41,527
Allegheny Technologies, Inc., 8.375% - 2011                                  75,000              79,875
Alpha Natural Resources, 10.00% - 2012 (1)                                   25,000              27,562
Autocam Corporation, 10.875% - 2014 (1)                                      25,000              24,938
Bethlehem Steel Corporation, 10.375% - 2003 (5), (6)                         50,000                   -
Century Aluminum Company, 7.50% - 2014 (1)                                   25,000              26,313
Compass Minerals International, Inc.,
     0.00% - 2013 (2)                                                        50,000              39,500
Earle M. Jorgensen Company, 9.75% - 2012                                     50,000              55,500
Euromax International plc, 8.50% - 2011                                      25,000              26,625
Foundation PA Coal Company, 7.25% - 2014 (1)                                 25,000              26,563
Freeport McMoran Resource Partners,
     7.00% - 2008                                                            75,000              79,500
Gerdau Ameristeel Corporation, 10.375% - 2011                                25,000              28,500
International Steel Group, Inc., 6.50% - 2014 (1)                            25,000              25,000
Ispat Inland ULC, 9.75% - 2014                                               25,000              27,562
Russel Metals, Inc., 6.375% - 2014                                           25,000              25,000
TriMas Corporation, 9.875% - 2012                                            25,000              25,938
                                                                                             ----------
                                                                                                559,903
                                                                                             ----------

                                                                          PRINCIPAL            MARKET
                                                                           AMOUNT              VALUE
CORPORATE BONDS - (CONTINUED)
OIL FIELD SERVICES - 0.6%
Baker Hughes, Inc., 6.875% - 2029                                        $   55,000          $   63,514
Chesapeake Energy Corporation, 9.00% - 2012                                  25,000              28,562
Devon Financing Corporation, ULC, 7.875% - 2031                              35,000              42,956
Encore Acquisition Company, 8.375% - 2012                                    25,000              27,875
Halliburton Company, 2.41% - 2007 (1, 3)                                     45,000              45,022
Hanover Compressor Company, 9.00% - 2014                                     25,000              27,437
Hilcorp Energy/Finance, 10.50% - 2010 (1)                                    25,000              27,687
Pemex Project Funding Master Trust,
     3.18% - 2010 (1), (3)                                                   45,000              45,472
     7.375% - 2014                                                           30,000              32,700
Petroleum Geo-Services, 10.00% - 2010                                        25,000              28,313
Pioneer Natural Resources Company,
     5.875% - 2016                                                           35,000              36,525
Pride International, Inc., 7.375% - 2014 (1)                                 25,000              27,750
XTO Energy, Inc., 6.25% - 2013                                               30,000              32,861
                                                                                             ----------
                                                                                                466,674
                                                                                             ----------
PACKAGING - 0.2%
BWAY Corporation, 10.00% - 2010                                              25,000              27,375
Graphic Packaging International Corporation,
     8.50% - 2011                                                            25,000              27,937
Greif Brothers Corporation, 8.875% - 2012                                    25,000              27,875
Owens-Brockway Glass Containers,
     8.875% - 2009                                                           25,000              27,187
     8.75% - 2012                                                            25,000              27,750
Owens-Illinois, Inc., 7.35% - 2008                                           25,000              25,781
                                                                                             ----------
                                                                                                163,905
                                                                                             ----------
PAPER - 0.4%
Boise Cascade Company, 7.00% - 2013
                                                                             25,000              29,063
Georgia-Pacific Corporation, 9.375% - 2013                                   75,000              88,313
Longview Fibre Company, 10.00% - 2009                                        25,000              27,250
Plastipak Holdings, Inc., 10.75% - 2011                                      25,000              27,875
Potlatch Corporation, 10.00% - 2011                                          25,000              28,250
Sealed Air Corporation, 5.375% - 2008 (1)                                    40,000              41,765
Stone Container Fin Can, 7.375% - 2014 (1)                                   75,000              78,563
Weyerhaeuser Company, 6.75% - 2012                                           45,000              50,462
                                                                                             ----------
                                                                                                371,541
                                                                                             ----------
PHARMACEUTICALS - 0.2%
Alpharma, Inc., 8.625% - 2011 (1)                                            25,000              25,625
AmerisourceBergen Corporation, 8.125% - 2008                                 25,000              27,750
GlaxoSmithKline Capital, Inc., 5.375% - 2034                                 30,000              29,284
Jean Coutu Group PJC, Inc, 8.50% - 2014 (1)                                  50,000              49,625
VWR International, Inc.,
     6.875% - 2012 (1)                                                       25,000              26,125
     8.00% - 2014 (1)                                                        25,000              26,437
Wyeth, 6.50% - 2034                                                          25,000              25,594
                                                                                             ----------
                                                                                                210,440
                                                                                             ----------
PIPELINES - 0.5%
ANR Pipeline Company, 8.875% - 2010                                          25,000              28,125
Buckeye Partners, 6.75% - 2033                                               20,000              21,355

                                                                         PRINCIPAL             MARKET
                                                                           AMOUNT              VALUE
CORPORATE BONDS - (CONTINUED)
PIPELINES - (CONTINUED)
Duke Capital LLC,
     4.302% - 2006                                                       $   25,000          $    25,360
     6.25% - 2013                                                            40,000               43,039
Dynegy Holdings, Inc., 10.125% - 2013 (1)                                    50,000               57,500
Dynegy-Roseton Danskamme, 7.27% - 2010                                       25,000               25,125
Kaneb Pipe Line Operating Partnership,
     7.75% - 2012                                                            20,000               22,993
Kinder Morgan, Inc., 6.50% - 2012                                            45,000               49,480
Panhandle Eastern Pipe Line Company,
     4.80% - 2008                                                            20,000               20,516
Plains All American Pipeline, 7.75% - 2012                                   30,000               35,269
Southern Natural Gas, 8.875% - 2010                                          25,000               28,125
Williams Companies, Inc.,
     8.125% - 2012                                                           50,000               57,625
     7.75% - 2031                                                            25,000               25,375
     8.75% - 2032                                                            25,000               27,938
                                                                                             -----------
                                                                                                 467,825
                                                                                             -----------
RAILROADS - 0.1%
Canadian National Railway Company,
     6.250% - 2034                                                           45,000               47,449
Union Pacific Corporation, 6.50% - 2012                                      55,000               60,942
                                                                                             -----------
                                                                                                 108,391
                                                                                             -----------
REAL ESTATE INVESTMENT TRUSTS - 0.4%
BF Saul Reit, 7.50% - 2014                                                   25,000               25,500
Developers Diversified Realty Corporation,
     3.875% - 2009                                                           35,000               34,372
Istar Financial, Inc., 4.875% - 2009                                         20,000               20,041
LNR Property Corporation, 7.25% - 2013                                       25,000               27,250
La Quinta Properties, 8.875% - 2011                                          50,000               56,000
Reckson Operating Partnership, 5.15% - 2011                                  40,000               39,999
Rouse Company, 8.43% - 2005                                                 100,000              102,711
Simon Property Group, L.P., 3.75% - 2009                                     45,000               44,258
                                                                                             -----------
                                                                                                 350,131
                                                                                             -----------
REFINING - 0.0%
Denbury Resources, Inc., 7.50% - 2013                                        25,000               26,500
                                                                                             -----------
                                                                                                  26,500
                                                                                             -----------
RESTAURANTS - 0.1%
O'Charleys, Inc., 9.00% - 2013                                               25,000               26,250
Perkins Family Restaurants, 10.125% - 2007                                   25,000               25,437
                                                                                             -----------
                                                                                                  51,687
                                                                                             -----------
RETAILERS - 0.2%
CVS Corporation, 4.00% - 2009 (1)                                            15,000               15,006
Federated Department Stores, Inc., 6.625% - 2011                             35,000               39,113
J. Crew Operating Corporation, 10.375% - 2007                                25,000               25,624
May Department Stores Company, 3.95% - 2007 (1)                              15,000               15,117
Yum! Brands, Inc., 7.70% - 2012                                              45,000               53,475
                                                                                             -----------
                                                                                                 148,335
                                                                                             -----------
SERVICES - 0.2%
Allied Waste North America, 7.375% - 2014                                    25,000               24,062
Brickman Group, Ltd., 11.75% - 2009                                          25,000               28,875

                                                                         PRINCIPAL             MARKET
                                                                          AMOUNT                VALUE
CORPORATE BONDS - (CONTINUED)
SERVICES - (CONTINUED)
Petroleum Helicopters, Inc., 9.375% - 2009                               $   25,000          $   26,875
Sungard Data Systems, Inc. 3.75% - 2009                                      25,000              24,611
Vertis, Inc.,
     9.75% - 2009                                                            25,000              26,875

     13.50% - 2009 (1)                                                       25,000              25,000
                                                                                             ----------
                                                                                                156,298
                                                                                             ----------
SUPERMARKETS - 0.0%
Jitney-Jungle Stores, 12.00% - 2006                                          75,000                   -
                                                                                             ----------
                                                                                                      -
                                                                                             ----------
TECHNOLOGY - 0.4%
ASAT Finance, Ltd., 9.25% - 2011 (1)                                         25,000              21,000
Amkor Technology, Inc., 9.25% - 2008                                         25,000              23,250
ChipPAC International Company, Ltd.,
     12.75% - 2009                                                           25,000              26,594
Fairchild Semiconductor International, Inc.,
     10.50% - 2009                                                           50,000              53,500
Freescale Semiconductor, Inc.,
     6.875% - 2011 (1)                                                       25,000              26,000
     7.125% - 2014 (1)                                                       25,000              26,000
Lucent Technologies, 5.50% - 2008                                            25,000              25,000
ON Semiconductor Corporation, 12.00% - 2010                                  16,000              18,400
Solectron Corporation, 9.625% - 2009                                         25,000              27,687
Stratus Technologies, Inc., 10.375% - 2008 (1)                               25,000              22,625
Telex Communications, Inc., 11.50% - 2008                                    75,000              81,000
UGS Corporation, 10.00% - 2012 (1)                                           25,000              27,250
                                                                                             ----------
                                                                                                378,306
                                                                                             ----------
TELECOMMUNICATIONS - WIRELESS - 1.0%
Call-Net Enterprises, Inc., 10.625% - 2008                                   25,000              24,375
Centennial Communication, 8.125% - 2014 (1)                                  25,000              23,844
Deutsche Telekom International Finance B.V.,
     8.75% - 2030                                                            35,000              45,240
FairPoint Communications, Inc., 12.50% - 2010                                50,000              53,500
Horizon PCS, Inc., 11.375% - 2012 (1)                                        25,000              26,000
Inmarsat Finance plc, 7.625% - 2012 (1)                                      25,000              24,812
Motorola, Inc., 7.625% - 2010                                                25,000              29,256
Nextel Communications, Inc.,
     9.50% - 2011                                                            25,000              28,375
     6.875% - 2013                                                           25,000              26,000
Primus Telecommunications Group, Inc.,
     8.00% - 2014                                                            25,000              18,500
Qwest Corporation, 8.875% - 2012                                             25,000              27,500
Qwest Services Corporation, 13.50% - 2010 (1)                                50,000              58,375
Rogers Wireless Communications, Inc.,
     9.625% - 2011                                                          100,000             111,500
Sprint Capital Corporation, 6.90% - 2019                                     80,000              87,587
Syniverse Technologies, Inc., 12.75% - 2009                                  25,000              28,000
Telefonos de Mexico S.A., 4.50% - 2008                                       20,000              20,059
Telus Corporation, 8.00% - 2011                                              30,000              35,152
Time Warner Telecom LLC, 9.75% - 2008                                        50,000              49,500
Ubiquitel Operating Company, 9.875% - 2011                                   25,000              26,031
United States Cellular Corporation, 6.70% - 2033                             25,000              24,962

                                                                         PRINCIPAL             MARKET
                                                                           AMOUNT              VALUE
CORPORATE BONDS - (CONTINUED)
TELECOMMUNICATIONS - WIRELESS - (CONTINUED)
US Unwired, Inc., 10.00% - 2012                                          $   25,000          $   25,938
Verizon Global Funding Corporation, 7.75% - 2030                             40,000              47,905
Western Wireless Corporation, 9.25% - 2013                                   50,000              51,000
                                                                                             ----------
                                                                                                893,411
                                                                                             ----------
TELECOMMUNICATIONS - WIRELINES - 0.2%
AT&T Corporation,
     8.05% - 2011                                                            25,000              27,969
     8.75% - 2031                                                            25,000              27,250

MCI, Inc.,
     5.908% - 2007                                                25,000           24,781
     6.688% - 2009                                                25,000           24,094
     7.735% - 2014                                                25,000           23,687
Telecom Italia Capital, 6.00% - 2034 (1)                          45,000           43,954
                                                                               ----------
                                                                                  171,735
                                                                               ----------
TEXTILE - 0.1%
Collins & Aikman Floor Cover, 9.75% - 2010                        25,000           26,500
Interface, Inc., 10.375% - 2010                                   25,000           28,375
Invista, 9.25% - 2012 (1)                                         25,000           26,687
                                                                               ----------
                                                                                   81,562
                                                                               ----------
TOBACCO - 0.1%
UST, Inc., 6.625% - 2012                                          70,000           78,571
                                                                               ----------
                                                                                   78,571
                                                                               ----------
TRANSPORTATION SERVICES - 0.0%
Laidlaw International, Inc., 10.75% - 2011                        25,000           28,531
                                                                               ----------
                                                                                   28,531
                                                                               ----------
TOTAL CORPORATE BONDS
     (cost $12,464,328)                                                        12,843,309
                                                                               ----------
FOREIGN BONDS - 0.6%
BELGIUM - 0.0%
SCA Coordination Center, 4.50% - 2015 (1)                         30,000           28,474
                                                                               ----------
                                                                                   28,474
                                                                               ----------
BERMUDA - 0.1%
XL Capital, Ltd., 6.50% - 2012                                    40,000           43,914
                                                                               ----------
                                                                                   43,914
                                                                               ----------
CANADA - 0.1%
Canadian Natural Resources, Ltd., 7.20% - 2032                    80,000           93,148
Luscar Coal, Ltd., 9.75% - 2011                                   25,000           28,375
                                                                               ----------
                                                                                  121,523
                                                                               ----------
CAYMAN ISLANDS - 0.0%
Transocean, Inc., 7.50% - 2031                                    30,000           35,620
                                                                               ----------
                                                                                   35,620
                                                                               ----------
FRANCE - 0.2%
Compagnie Generale de Geophysique SA,
     10.625% - 2007                                               25,000           26,475
Crown Euro Holdings S.A., 10.875% - 2013                          50,000           58,125
France Telecom S.A., 8.50% - 2011 (3)                             40,000           47,883
                                                                               ----------
                                                                                  132,483
                                                                               ----------

                                                               PRINCIPAL          MARKET
                                                                 AMOUNT           VALUE
FOREIGN BONDS - (CONTINUED)
IRELAND - 0.1%
MDP Acquistions plc, 9.625% - 2012                            $   50,000       $   56,500
                                                                               ----------
                                                                                   56,500
                                                                               ----------
LUXEMBOURG - 0.1%
Tyco International Group S.A., 6.375% - 2011                      50,000           55,296
                                                                               ----------
                                                                                   55,296
                                                                               ----------
UNITED KINGDOM - 0.0%
HBOS plc, 6.00% - 2033 (1)                                        40,000           40,996
                                                                               ----------
                                                                                   40,996
                                                                               ----------
TOTAL FOREIGN BONDS
     (cost $481,045)                                                              514,806
                                                                               ----------

FOREIGN GOVERNMENT BONDS - 0.2%
CHILE - 0.1%
Republic of Chile, 5.50% - 2013                                   40,000           41,680
                                                                                  -------
                                                                                   41,680
                                                                                  -------
MEXICO - 0.1%
United Mexican States:
     2.29% - 2009 (3)                                             35,000           35,333
     6.375% - 2013                                                45,000           47,385
                                                                                  -------
                                                                                   82,718
                                                                                  -------
SOUTH AFRICA - 0.0%
Republic of South Africa, 6.50% - 2014                            25,000           26,687
                                                                                  -------
                                                                                   26,687
                                                                                  -------
TOTAL GOVERNMENT BONDS
     (cost $143,746)                                                              151,085
                                                                                  -------
MORTGAGE BACKED SECURITIES - 8.2%
U.S GOVERNMENT SPONSORED AGENCIES - 5.9%
Federal Farm Credit Bank,
     5.50% - 2028                                                 60,563            5,804
Federal Home Loan Mortgage Corporation:
     #M80714, 5.00% - 2008                                        54,816           56,033
     4.50% - 2011                                                164,000           15,468
     4.50% - 2016                                                250,000          252,935
     4.50% - 2016                                                102,000           16,773
     #E01489, 4.50% - 2018                                        45,608           45,565
     #B10343, 5.00% - 2018                                        11,826           12,036
     #E99933, 5.00% - 2018                                         7,817            7,956
     #E99966, 5.00% - 2018                                        42,129           42,878
     #B12065, 4.50% - 2019                                        26,937           26,912
     #B13549, 4.50% - 2019                                        25,457           25,390
     5.00% - 2019                                                100,000          101,802
     #1B0527, 4.577% - 2032 (3)                                   39,444           40,094
     #C68205, 7.00% - 2032                                        24,168           25,644
     #A14854, 5.00% - 2033                                        91,188           90,582
Federal National Mortgage Association:
     3.50% - 2013                                                 75,000           75,165
     #323322, 6.00% - 2013                                       110,270          115,916
     5.00% - 2015                                                150,000          153,574
     #644982, 5.50% - 2017                                       118,541          122,783
     TBA, 5.50% - 2017 (4)                                       139,000          143,604

                                                               PRINCIPAL          MARKET
                                                                 AMOUNT           VALUE
MORTGAGE BACKED SECURITIES - (CONTINUED)
Federal National Mortgage Association (continued):
     #357280, 6.50% - 2017                                    $   51,419       $   54,469
     #254720, 4.50% - 2018                                       175,938          175,838
     #555526, 5.50% - 2018                                       297,023          307,652
     #650210, 5.50% - 2018                                        89,355           92,493
     #357475, 4.50% - 2019                                       213,124          213,003
     #255357, 5.50% - 2019                                       338,001          349,751
     #789885, 5.50% - 2019                                        24,746           25,615
     #254514, 5.50% - 2032                                         5,503            5,592
     #254550, 6.50% - 2032                                        48,071           50,459
     #545759, 6.50% - 2032                                        49,971           52,460
     #650075, 6.50% - 2032                                        43,689           45,859
     #254983, 5.50% - 2033                                       266,920          271,039
     #711117, 5.50% - 2033                                        76,109           77,283
     #744692, 5.50% - 2033                                        59,340           60,256
     #744750, 5.50% - 2033                                        23,945           24,314
     #747387, 5.50% - 2033                                        29,726           30,185
     #747549, 5.50% - 2033                                        10,712           10,877
     #747688, 5.50% - 2033                                        46,643           47,363

     #747695, 5.50% - 2033                                        37,866           38,450
     #750362, 5.50% - 2033                                        52,203           53,009
     #756190, 5.50% - 2033                                        58,110           59,007
     #756199, 5.50% - 2033                                        55,746           56,607
     #756292, 5.50% - 2033                                        75,684           76,852
     TBA, 6.00% - 2033 (4)                                       124,000          128,030
     TBA, 6.00% - 2033 (4)                                       654,000          673,824
     #725238, 5.00% - 2034                                       220,925          219,165
     #789292, 5.00% - 2034                                        25,872           25,705
     #255028, 5.50% - 2034                                       242,395          245,906
     #789293, 5.50% - 2034                                       204,184          207,690
Fannie Mae Strip,
     6.50% -2032 (7)                                              31,942            6,134
Fannie Mae Whole Loan,
     5.50% - 2028                                                  1,422            1,420
     2.91% - 2033                                                 60,000           59,755
                                                                                ---------
                                                                                5,122,976
                                                                                ---------
U.S. GOVERNMENT SPONSORED SECURITIES - 2.3%
Government National Mortgage Association:
     #780766, 7.00% - 2013                                        19,355           20,540
     #781312, 7.00% - 2013                                        54,618           58,294
     #67365, 11.50% - 2013                                         3,200            3,652
     #427029, 8.50% - 2026                                        10,768           11,851
     #604639, 5.00% - 2033                                       114,697          114,413
     #612919, 5.00% - 2033                                       331,296          330,475
     #615278, 5.00% - 2033                                       136,228          135,891
     II#2102, 8.00% - 2025                                         2,560            2,798
     II#3442, 5.00% - 2033                                       271,965          270,811
     II#3458, 5.00% - 2033                                        77,173           76,813
     II#3490, 6.50% - 2033                                        27,736           29,242
     II#3513, 5.00% - 2034                                        95,570           95,018
     II#3529, 5.00% - 2034                                        24,607           24,465
     II#3500, 5.50% - 2034                                       421,133          428,305
     II#3544, 5.50% - 2034                                       219,555          223,295
     II#3517, 6.00% - 2034                                        81,754           84,738
     II#3612, 6.50% - 2034                                        47,000           49,538
                                                                                ---------
                                                                                1,960,139
                                                                                ---------

                                                                PRINCIPAL          MARKET
                                                                  AMOUNT           VALUE
MORTGAGE BACKED SECURITIES - (CONTINUED)
TOTAL MORTGAGE BACKED SECURITIES
     (cost $7,020,036)                                                        $ 7,083,115
                                                                              -----------
U.S. SPONSORED AGENCY BONDS & NOTES - 1.4%
Federal Home Loan Bank,
     5.75% - 2012                                               $ 10,000           10,904
Federal Home Loan Mortgage Corporation:
     2.75% - 2008                                                145,000          142,489
     4.50% - 2014                                                 35,000           34,827
Federal National Mortgage Association:
     3.25% - 2008                                                465,000          461,107
     3.375% - 2008                                               185,000          183,579
     6.00% - 2011                                                112,000          123,678
     4.375% - 2012                                               105,000          104,797
     4.125% - 2014                                               115,000          110,778
                                                                              -----------
                                                                                1,172,159
                                                                              -----------
TOTAL U.S. SPONSORED AGENCY BONDS & NOTES
     (cost $1,152,542)                                                          1,172,159
                                                                              -----------
U.S. GOVERNMENT SECURITIES - 4.8%
U.S. Treasury Bonds:
     4.25% - 2013                                                155,000          156,998
     6.25% - 2023                                                210,000          245,224
     6.00% - 2026                                                170,000          193,819

     5.50% - 2028                                                325,000          349,362
     5.375% - 2031                                                70,000           74,987
U.S. Treasury Notes:
     2.125% - 2004                                               225,000          225,088
     5.875% - 2004                                               220,000          221,124
     1.50% - 2005                                                170,000          169,721
     1.875% - 2005                                               235,000          233,972
     6.50% - 2005                                                510,000          529,045
     1.50% - 2006                                                 10,000            9,870
     2.375% - 2006                                               400,000          398,516
     3.50% - 2006                                                475,000          483,331
     3.25% - 2007                                                555,000          561,136
     5.00% - 2011                                                 60,000           64,484
Treasury Inflation Index,
     2.375% - 2025                                               226,436          235,891
                                                                                ---------
                                                                                4,152,568
                                                                                ---------
TOTAL U.S. GOVERNMENT SECURITIES
     (cost $4,111,431)                                                          4,152,568
                                                                                ---------
ASSET BACKED SECURITIES - 3.5%
AUTO - 0.2%
Capital Auto Receivables Asset Trust,
     2002-2 CTFS, 4.18% - 2007                                    49,815           50,230
Chase Manhattan Auto Owner Trust,
     2003-A A4, 2.06% - 2009                                      70,000           68,586
Harley-Davidson Motorcycle Trust,
     2001-1 B, 5.29% - 2009                                       24,047           24,389
Hyundai Auto Receivables Trust,
     2003-A A4, 3.02% - 2010                                      40,000           39,823
     2003-A D, 4.06% - 2010                                       20,000           20,188
Morgan Stanley Auto Loan Trust,
     2004-HB1 C, 2.88% - 2011                                     35,000           34,956
                                                                                ---------
                                                                                  238,172
                                                                                ---------

                                                               PRINCIPAL          MARKET
                                                                 AMOUNT           VALUE
ASSET BACKED SECURITIES - (CONTINUED)
CREDIT CARDS - 0.5%
Citibank Credit Card Issuance Trust,
     2000-A1 A1, 6.90% - 2007                                 $   50,000       $   52,234
     2001-C1 C1, 2.68% - 2010 (3)                                 55,000           56,062
     2004-C1 C1, 2.41% - 2013 (3)                                125,000          124,522
MBNA Credit Card Master Trust, 2000-D C,
     8.40% - 2009(1)                                             100,000          111,604
World Financial Network Credit Card Master Trust,
     2003-A A2, 2.13% - 2012 (3)                                 100,000          100,562
                                                                               ----------
                                                                                  444,984
                                                                               ----------
HOME EQUITY LOANS - 2.3%
Bank of America Commercial Mortgage, Inc.,
     2004-A 2A2, 4.184% - 2034 (3)                                97,264           96,545
     2004-D 2A2, 4.230% - 2034 (3)                                 6,590            6,580
     2003-L 2A2, 4.347% - 2034 (3)                               174,464          174,356
     2004-1 3A2, 5.013% - 2034 (3)                                50,000           50,266
     2003-1 A2, 4.648% - 2036                                     75,000           75,389
BankBoston Home Equity Loan Trust,
     1998-1 A6, 6.35% - 2013                                      74,074           76,317
Centex Home Equity, 2004-C M1, 2.32% - 2034 (3)                   90,000           90,000
Chase Funding Mortgage Loan,
     2002-1 1A3, 5.039% - 2023                                    20,747           20,724
     2002-2 1M1, 5.599% - 2031                                    20,000           20,600
     2003-3 1M1, 4.537% - 2032                                    35,000           34,282
Countrywide Home Loans,
     2003-5 AF3, 3.613% - 2030                                    75,000           75,285

     2004-6 2A2, 2.16% - 2034 (3)                                 85,000           85,000
     2004-7 2AV2, 2.19% - 2034 (3)                                45,000           45,000
     2003-60 2A1, 5.067% - 2034 (3)                               28,930           29,271
DLJ Commercial Mortgage Corporation,
     1999-CG2 A1B, 7.30% - 2032                                   75,000           85,386
GE Capital Mortgage Corporation,
     2001-1 A2, 6.531% - 2033                                    100,000          112,019
GMAC Commercial Mortgage Securities, Inc.,
     2001-C2 A2, 6.70% - 2034                                    125,000          141,330
Greenwich Capital Commercial Funding Corporation,
     2004-GG1A A2, 3.835% - 2036                                  85,000           85,809
JP Morgan Commercial Mortgage Finance Corporation,
     2001-CIBC A3, 6.26% - 2033                                  105,000          116,134
     2001-CIBC A2, 6.244% - 2035                                  75,000           80,882
LB-UBS Commercial Mortgage Trust,
     2004-C2 A2, 3.246% - 2029                                   125,000          122,052
     2004-C4 A2, 4.567% - 2029                                    75,000           77,091
Morgan Stanley Dean Witter Capital,
     2002-TOP7 A2, 5.98% - 2039                                  200,000          218,887
Washington Mutual,
     2004-AR1 A, 4.229% - 2034                                    53,456           52,786
                                                                                ---------
                                                                                1,971,991
                                                                                ---------
OTHER - 0.5%
John Deere Owner Trust,
     Series 2001-A A4, 3.78% - 2008                              224,527          224,716
Peco Energy Transition Trust,
     2001-A A1, 6.52% - 2010                                     100,000          112,263

                                                              PRINCIPAL
                                                              AMOUNT OR
                                                              NUMBER OF          MARKET
                                                                SHARES           VALUE
ASSET BACKED SECURITIES - (CONTINUED)
OTHER - (CONTINUED)
Reliant Energy Transition Bond Company, LLC,
     2001-1 A4, 5.63% - 2015                                  $   75,000     $    80,889
                                                                             ------------
                                                                                  417,868
                                                                             ------------
TOTAL ASSET BACKED SECURITIES
     (cost $3,050,525)                                                          3,073,015
                                                                             ------------
SHORT TERM INVESTMENTS - 1.3%
State Street GA Money Market Fund                                 13,729           13,729
T. Rowe Price Reserve Investment Fund                          1,155,185        1,155,185
                                                                             ------------
                                                                                1,168,914
                                                                             ------------
TOTAL SHORT TERM INVESTMENTS
     (cost $1,168,915)                                                          1,168,914
                                                                             ------------
TOTAL INVESTMENTS - 100.9%
     (cost $80,038,420)                                                        87,154,343
LIABILITIES, LESS CASH AND OTHER ASSETS - (0.9%)                                 (783,213)
                                                                             ------------
TOTAL NET ASSETS - 100.0%                                                    $ 86,371,130
                                                                             ============

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $80,915,356. For federal income tax purposes, the net unrealized appreciation on investments amounted to $6,238,987, which consisted of $8,653,647 of aggregate gross unrealized appreciation, and $2,414,660 of aggregate gross unrealized depreciation.

*Non-income producing security

**Passive Foreign Investment Company

ADR ( American Depositary Receipt)

LP (Limited Partnership)

plc (public limited company)

(1) Security is a 144A series. The total market value of 144A securities is $2,779,333 (cost $2,701,877), or 3.2% of total net assets.

(2) Security is a step bond. Rate indicated is rate effective at September 30, 2004.

(3) Variable rate security. Rate indicated is rate effective at September 30, 2004.

(4) Securities represent a "when issued" investment.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts of $0, or 0.0% or net assets.

(6) Security is in default due to bankruptcy.

(7) Interest only security.

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                             PRINCIPAL
                                                             AMOUNT OF
                                                             NUMBER OF          MARKET
                                                               SHARES            VALUE
CONVERTIBLE BOND - 0.6%
TECHNOLOGY - 0.6%
Lucent Technologies, Inc., 8.00% - 2031                     $1,150,000        $ 1,244,875
                                                                             -----------
TOTAL CONVERTIBLE BOND
     (cost $890,769)                                                            1,244,875
                                                                              -----------
PREFERRED STOCKS - 0.5%
BANKS & CREDIT - 0.2%
Ford Motor Company Capital Trust II                             10,300            538,484
                                                                              -----------
                                                                                  538,484
                                                                              -----------
INSURANCE - 0.3%
Unumprovident (Cl.D)                                            20,500            566,866
                                                                              -----------
                                                                                  566,866
                                                                              -----------
TOTAL PREFERRED STOCKS
     (cost $1,027,500)                                                          1,105,350
                                                                              -----------
COMMON STOCKS - 94.3%
AEROSPACE & DEFENSE - 4.6%
Honeywell International, Inc.                                  101,300          3,632,618
Lockheed Martin Corporation                                     39,800          2,220,044
Raytheon Company                                                56,400          2,142,072
Rockwell Colllins, Inc.                                         55,600          2,064,984
                                                                              -----------
                                                                               10,059,718
                                                                              -----------
ALUMINUM - 0.4%
Alcoa, Inc.                                                     28,500            957,315
                                                                              -----------
                                                                                  957,315
                                                                              -----------
ASSET MANAGEMENT & CUSTODY BANKS - 1.5%
Federated Investors, Inc. (Cl.B)                                15,400            437,976
Janus Capital Group, Inc.                                       21,600            293,976
Mellon Financial Corporation                                    58,100          1,608,789
Northern Trust Corporation                                      19,900            811,920
                                                                              -----------
                                                                                3,152,661
                                                                              -----------
AUTOMOBILE MANUFACTURERS - 0.4%
Ford Motor Company                                              54,100            760,105
                                                                              -----------
                                                                                  760,105
                                                                              -----------
BIOTECHNOLOGY - 0.6%
MedImmune, Inc.*                                                58,500          1,386,450
                                                                              -----------
                                                                                1,386,450
                                                                              -----------
BROADCASTING & CABLE TV - 1.2%
Comcast Corporation*                                            94,692          2,674,102
                                                                              -----------
                                                                                2,674,102
                                                                              -----------
COMMUNICATIONS EQUIPMENT - 1.7%
Lucent Technologies, Inc.*                                     145,100            459,967
Motorola, Inc.                                                 115,000          2,074,600
Nokia Oyj ADR                                                   88,300          1,211,476
                                                                              -----------
                                                                                3,746,043
                                                                              -----------

                                                              NUMBER OF          MARKET
                                                                SHARES            VALUE
COMMON STOCK (CONTINUED)
COMPUTER HARDWARE - 0.8%
Hewlett-Packard Company                                         94,499        $ 1,771,856
                                                                              -----------
                                                                                1,771,856
                                                                              -----------
CONSTRUCTION MATERIALS - 0.3%
Vulcan Materials Company                                        12,200            621,590
                                                                              -----------
                                                                                  621,590
                                                                              -----------
CONSUMER FINANCE - 1.0%
American Express Company                                        42,200          2,171,612
                                                                              -----------
                                                                                2,171,612
                                                                              -----------
DEPARTMENT STORES - 0.5%
May Department Stores Company                                   39,350          1,008,540
                                                                              -----------
                                                                                1,008,540
                                                                              -----------
DISTRIBUTORS - 0.8%
Genuine Parts Company                                           46,900          1,800,022
                                                                              -----------
                                                                                1,800,022
                                                                              -----------
DIVERSIFIED BANKS - 2.1%
Bank of America Corporation                                     81,988          3,552,540
Wells Fargo & Company                                           18,600          1,109,118
                                                                              -----------
                                                                                4,661,658
                                                                              -----------
DIVERSIFIED CAPITAL MARKETS - 2.3%
J.P. Morgan Chase & Company                                    124,362          4,940,902
                                                                              -----------
                                                                                4,940,902
                                                                              -----------
DIVERSIFIED CHEMICALS - 2.3%
Dow Chemical Company                                            50,600          2,286,108
E.I. du Pont de Nemours & Company                               40,600          1,737,680
Hercules, Inc.*                                                 64,800            923,400
                                                                              -----------
                                                                                4,947,188
                                                                              -----------
DIVERSIFIED COMMERCIAL SERVICES - 0.4%
Dun & Bradstreet Corporation*                                   13,500            792,450
                                                                              -----------
                                                                                  792,450
                                                                              -----------
ELECTRIC UTILITIES - 1.6%
FirstEnergy Corporation                                         32,757          1,345,658
TXU Corporation                                                 30,300          1,451,975
Teco Energy, Inc.                                               24,300            328,779
Xcel Energy, Inc.                                               24,000            415,680
                                                                              -----------
                                                                                3,542,092
                                                                              -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
Cooper Industries, Ltd.                                         37,888          2,235,392
Emerson Electric Company                                        16,300          1,008,807
Rockwell Automation, Inc.                                       36,000          1,393,200
                                                                              -----------
                                                                                4,637,399
                                                                              -----------
ENVIRONMENTAL SERVICES - 0.8%
Waste Management, Inc.                                          64,022          1,750,361
                                                                              -----------
                                                                                1,750,361
                                                                              -----------

                                                              NUMBER OF          MARKET
                                                                SHARES            VALUE
COMMON STOCK (CONTINUED)
GAS UTILITIES - 0.8%
NiSource, Inc.                                                  79,900        $ 1,678,699
                                                                              -----------
                                                                                1,678,699
                                                                              -----------
HEALTH CARE EQUIPMENT - 0.9%
Baxter International, Inc.                                      59,300          1,907,088
                                                                              -----------

                                                                                1,907,088
                                                                               ----------
HOME IMPROVEMENT RETAIL - 1.0%
Home Depot, Inc.                                                57,300          2,246,160
                                                                               ----------
                                                                                2,246,160
                                                                               ----------
HOTELS, RESORTS & CRUISE LINES - 1.3%
Hilton Hotels Corporation                                       71,700          1,350,828
Starwood Hotels & Resorts Worldwide, Inc.                       29,549          1,371,665
                                                                               ----------
                                                                                2,722,493
                                                                               ----------
HOUSEHOLD PRODUCTS - 2.0%
Clorox Company                                                  18,900          1,007,370
Colgate-Palmolive Company                                       30,400          1,373,472
Kimberly-Clark Corporation                                      30,800          1,989,372
                                                                               ----------
                                                                                4,370,214
                                                                               ----------
HOUSEWARES & SPECIALTIES - 1.8%
Fortune Brands, Inc.                                            25,500          1,889,295
Newell Rubbermaid, Inc.                                        100,300          2,010,012
                                                                               ----------
                                                                                3,899,307
                                                                               ----------
INDUSTRIAL CONGLOMERATES - 2.1%
General Electric Company                                       135,900          4,563,522
                                                                               ----------
                                                                                4,563,522
                                                                               ----------
INDUSTRIAL MACHINERY - 0.7%
Pall Corporation                                                58,400          1,429,632
                                                                               ----------
                                                                                1,429,632
                                                                               ----------
INSURANCE BROKERS - 1.4%
Marsh & McLennan Companies, Inc.                                68,000          3,111,680
                                                                               ----------
                                                                                3,111,680
                                                                               ----------
INTEGRATED OIL & GAS - 8.1%
Amerada Hess Corporation                                        37,100          3,301,900
BP plc ADR                                                      43,784          2,518,894
ChevronTexaco Corporation                                       81,732          4,384,104
Exxon Mobil Corporation                                         87,568          4,232,161
Royal Dutch Petroleum Company                                   61,600          3,178,560
                                                                               ----------
                                                                               17,615,619
                                                                               ----------
INTEGRATED TELECOMMUNICATION SERVICES - 5.6%
AT&T Corporation                                                71,610          1,025,455
Alltel Corporation                                              39,600          2,174,436
Qwest Communications International, Inc.*                      418,701          1,394,274
SBC Communications, Inc.                                        83,352          2,162,985
Sprint Corporation                                             112,000          2,254,560
Verizon Communications, Inc.                                    77,936          3,069,120
                                                                               ----------
                                                                               12,080,830
                                                                               ----------

                                                              NUMBER OF          MARKET
                                                                SHARES            VALUE
COMMON STOCK (CONTINUED)
INVESTMENT BANKING & BROKERAGE - 1.7%
Charles Schwab Corporation                                     176,200        $ 1,619,278
Morgan Stanley                                                  41,700          2,055,810
                                                                              -----------
                                                                                3,675,088
                                                                              -----------
LEISURE PRODUCTS - 1.1%
Hasbro, Inc.                                                     8,000            150,400
Mattel, Inc.                                                   120,700          2,188,291
                                                                              -----------
                                                                                2,338,691
                                                                              -----------

LIFE & HEALTH INSURANCE - 1.5%
Lincoln National Corporation                                    39,324          1,848,228
UnumProvident Corporation                                       94,900          1,488,981
                                                                                ---------
                                                                                3,337,209
                                                                                ---------
MANAGED HEALTH CARE - 0.8%
Cigna Corporation                                               23,700          1,650,231
                                                                                ---------
                                                                                1,650,231
                                                                                ---------
MOVIES & ENTERTAINMENT - 3.5%
Time Warner, Inc.*                                             149,600          2,414,544
Viacom, Inc. (Cl.B)                                             91,300          3,064,028
Walt Disney Company                                             97,400          2,196,370
                                                                                ---------
                                                                                7,674,942
                                                                                ---------
MULTI-UTILITIES & UNREGULATED POWER - 1.9%
Constellation Energy Group                                      43,500          1,733,040
Duke Energy Corporation                                         99,600          2,279,844
                                                                                ---------
                                                                                4,012,884
                                                                                ---------
OIL & GAS EQUIPMENT & SERVICES - 0.9%
Baker Hughes, Inc.                                              12,500            546,500
Schlumberger, Ltd.                                              20,000          1,346,200
                                                                                ---------
                                                                                1,892,700
                                                                                ---------
OIL & GAS EXPLORATION & PRODUCTION - 1.3%
Andarko Petroleum Corporation                                   25,800          1,712,088
Unocal Corporation                                              27,600          1,186,800
                                                                                ---------
                                                                                2,898,888
                                                                                ---------
OIL & GAS REFINING, MARKETING & TRANSPORTATION - 0.1%
El Paso Corporation                                             13,200            121,309
                                                                                ---------
                                                                                  121,309
                                                                                ---------
OTHER DIVERSIFIED FINANCIAL SERVICES - 0.6%
Citigroup, Inc.                                                 31,433          1,386,824
                                                                                ---------
                                                                                1,386,824
                                                                                ---------
PACKAGED FOODS & MEATS - 1.8%
Campbell Soup Company                                           64,100          1,685,189
ConAgra Foods, Inc.                                             28,800            740,448
General Mills, Inc.                                             33,300          1,495,170
                                                                                ---------
                                                                                3,920,807
                                                                                ---------
PAPER PRODUCTS - 1.7%
International Paper Company                                     55,620          2,247,604
MeadWestvaco Corporation                                        45,400          1,448,260
                                                                                ---------
                                                                                3,695,864
                                                                                ---------

                                                              NUMBER OF          MARKET
                                                                SHARES            VALUE
COMMON STOCK (CONTINUED)
PHARMACEUTICALS - 6.7%
Abbott Laboratories                                             32,600        $ 1,380,936
Bristol-Myers Squibb Company                                   122,600          2,901,942
Johnson & Johnson                                               52,800          2,974,224
Merck & Company, Inc.                                           95,100          3,138,300
Schering-Plough Corporation                                     85,100          1,622,006
Wyeth                                                           70,000          2,618,000
                                                                              -----------
                                                                               14,635,408
                                                                              -----------
PHOTOGRAPHIC PRODUCTS - 1.1%
Eastman Kodak Company                                           73,500          2,368,170
                                                                              -----------
                                                                                2,368,170
                                                                              -----------
PROPERTY & CASUALTY INSURANCE - 3.0%
Chubb Corporation                                               23,400          1,644,552
Safeco Corporation                                              46,400          2,118,160

St. Paul Travelers Companies, Inc.                              57,484          1,900,421
XL Capital, Ltd.                                                11,800            873,082
                                                                                ---------
                                                                                6,536,215
                                                                                ---------
PUBLISHING - 2.9%
Dow Jones & Company, Inc.                                       57,200          2,322,892
Knight-Ridder, Inc.                                             20,500          1,341,725
New York Times Company                                          67,500          2,639,250
                                                                                ---------
                                                                                6,303,867
                                                                                ---------
RAILROADS - 2.0%
Norfolk Southern Corporation                                    55,300          1,644,622
Union Pacific Corporation                                       47,200          2,765,920
                                                                                ---------
                                                                                4,410,542
                                                                                ---------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Simon Property Group, Inc.                                      21,236          1,138,887
                                                                                ---------
                                                                                1,138,887
                                                                                ---------
REGIONAL BANKS - 2.1%
Mercantile Bankshares Corporation                               20,200            968,792
National City Corporation                                       27,300          1,054,326
SunTrust Banks, Inc.                                            28,600          2,013,726
Wilmington Trust Corporation                                    15,100            546,771
                                                                                ---------
                                                                                4,583,615
                                                                                ---------
RESTAURANTS - 0.9%
McDonald's Corporation                                          68,600          1,922,858
                                                                                ---------
                                                                                1,922,858
                                                                                ---------
SEMICONDUCTORS - 0.9%
Intel Corporation                                               20,400            409,224
Texas Instruments, Inc.                                         72,600          1,544,928
                                                                                ---------
                                                                                1,954,152
                                                                                ---------
SOFT DRINKS - 1.1%
Coca-Cola Company                                               57,100          2,286,855
                                                                                ---------
                                                                                2,286,855
                                                                                ---------

                                                              NUMBER OF          MARKET
                                                               SHARES            VALUE
COMMON STOCK (CONTINUED)
SPECIALTY CHEMICALS - 0.9%
Great Lakes Chemical Corporation                                38,000         $  972,800
International Flavors & Fragrances, Inc.                        27,500          1,050,500
                                                                               ----------
                                                                                2,023,300
                                                                               ----------
SPECIALTY STORES - 0.2%
Toys 'R' Us, Inc.*                                              25,800            457,692
                                                                               ----------
                                                                                  457,692
                                                                               ----------
STEEL - 0.5%
Nucor Corporation                                               10,800            986,796
                                                                               ----------
                                                                                  986,796
                                                                               ----------
SYSTEMS SOFTWARE - 1.1%
Microsoft Corporation                                           84,800          2,344,720
                                                                               ----------
                                                                                2,344,720
                                                                               ----------
THRIFTS & MORTGAGE FINANCE - 0.6%
Fannie Mae                                                      21,000          1,331,400
                                                                               ----------
                                                                                1,331,400
                                                                               ----------

TOBACCO - 1.2%
Altria Group, Inc.                                              24,000          1,128,960
UST, Inc.                                                       37,000          1,489,620
                                                                              -----------
                                                                                2,618,580
                                                                              -----------
TRADING COMPANIES & DISTRIBUTORS - 0.4%
W. W. Grainger, Inc.                                            14,000            807,100
                                                                              -----------
                                                                                  807,100
                                                                              -----------
WIRELESS TELECOMMUNICATION SERVICE - 0.2%
Vodafone Group plc ADR                                          13,600            327,896
                                                                              -----------
                                                                                  327,896
                                                                              -----------
TOTAL COMMON STOCKS
     (cost $187,468,150)                                                      204,650,798
                                                                              -----------
FOREIGN STOCKS - 0.8%
IRELAND - 0.3%
Bank of Ireland                                                 40,900            532,548
                                                                              -----------
                                                                                  532,548
                                                                              -----------
NETHERLANDS - 0.5%
Unilever N.V.                                                   20,000          1,150,589
                                                                              -----------
                                                                                1,150,589
                                                                              -----------
TOTAL FOREIGN STOCKS
     (cost $1,689,123)                                                          1,683,137
                                                                              -----------
TEMPORARY CASH INVESTMENTS - 3.9%
State Street GA Money Market Fund                              504,092            504,092
                                                                              -----------
                                                                                  504,092
                                                                              -----------
T. Rowe Price Reserve Investment Fund                        8,028,004          8,028,004
                                                                              -----------
                                                                                8,028,004
                                                                              -----------
TOTAL TEMPORARY CASH INVESTMENTS
     (cost $8,532,096)                                                          8,532,096
                                                                              -----------

                                                                                MARKET
                                                                                VALUE
TOTAL INVESTMENTS - 100.1%
     (cost $199,607,638)                                                     $217,216,256

LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                                   (231,175)
                                                                             ------------
TOTAL NET ASSETS - 100.0%                                                    $216,985,081
                                                                             ============

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $201,772,831. For federal income tax purposes, the net unrealized appreciation on investments amounted to $15,443,425, which consisted of $30,293,862 of aggregate gross unrealized appreciation and $14,850,437 of aggregate gross unrealized depreciation.

* Non-income producing security

ADR (American Depositary Receipt)

plc (public limited company)

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                                            PRINCIPAL
                                                                            AMOUNT OR
                                                                              NUMBER           MARKET
                                                                            OF SHARES           VALUE
CONVERTIBLE BONDS - 5.6%
AIRLINES - 1.6%
Continental Airlines, Inc., 4.50% - 2007                                    $1,550,000      $ 1,100,500
                                                                                            -----------
                                                                                              1,100,500
                                                                                            -----------
AUTOMOBILES - 1.0%
Sonic Automotive, Inc., 5.25% - 2009                                        $  650,000          634,562
                                                                                            -----------
                                                                                                634,562
                                                                                            -----------
CONSTRUCTION & FARM MACHINERY - 0.9%
United Rentals, 1.875% - 2023                                               $  625,000          574,219
                                                                                            -----------
                                                                                                574,219
                                                                                            -----------
MEDIA - CABLE - 1.0%
Mediacom Communications Corporation, 5.25% - 2006                           $  675,000          656,437
                                                                                            -----------
                                                                                                656,437
                                                                                            -----------
TELECOMMUNICATIONS - WIRELESS - 1.1%
Nextel Communications, Inc., 5.25% - 2010                                   $  750,000          747,188
                                                                                            -----------
                                                                                                747,188
                                                                                            -----------
TOTAL CONVERTIBLE BONDS
     (cost $3,820,143)                                                                        3,712,906
                                                                                            -----------
PREFERRED STOCKS - 0.6%
PUBLISHING - 0.6%
Primedia, Inc. (Cl.D)                                                            4,580          423,650
                                                                                            -----------
                                                                                                423,650
                                                                                            -----------
STEEL - 0.0%
Weirton Steel Corporation (Cl.C)                                                   315              16
                                                                                            -----------
                                                                                                    16
                                                                                            -----------
TOTAL PREFERRED STOCKS
     (cost $301,369)                                                                            423,666
                                                                                            -----------
COMMON STOCKS - 2.4%
BROADCASTING & CABLE TV - 0.0%
Classic Holdco, LLC*                                                                79                -
                                                                                            -----------
                                                                                                      -
                                                                                            -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.0%
Viasystems Group, Inc.*                                                          1,207                -
                                                                                            -----------
                                                                                                      -
                                                                                            -----------
HEALTH CARE EQUIPMENT - 0.0%
Mediq, Inc.*                                                                        92                -
                                                                                            -----------
                                                                                                      -
                                                                                            -----------
HEALTH CARE FACILITIES - 0.5%
Service Corporation International*                                              50,587          314,146
                                                                                            -----------
                                                                                                314,146
                                                                                            -----------

                                                                            PRINCIPAL
                                                                            AMOUNT OR
                                                                              NUMBER           MARKET
                                                                            OF SHARES           VALUE
COMMON STOCKS (CONTINUED)
HOUSEHOLD PRODUCTS - 0.0%
WKI Holdings Company, Inc.*                                                        202       $        -
                                                                                             ----------
                                                                                                      -
                                                                                             ----------
INTEGRATED TELECOMMUNICATION SERVICES - 0.0%
Telewest Global, Inc.*                                                           1,902           22,101
                                                                                             ----------
                                                                                                 22,101
                                                                                             ----------
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Bimini Mortgage Management, Inc.*                                               20,800          327,808
HomeBanc Corporation*                                                           55,700          501,300
                                                                                             ----------
                                                                                                829,108
                                                                                             ----------
WIRELESS TELECOMMUNICATION SERVICE - 0.7%
Nextel Communications, Inc.*                                                    19,000          452,960
                                                                                             ----------
                                                                                                452,960
                                                                                             ----------
TOTAL COMMON STOCKS
     (cost $1,683,514)                                                                        1,618,315
                                                                                             ----------
FOREIGN BONDS - 0.3%
MEXICO - 0.1%
Pemex Project Funding Master Trust:
     8.50% - 2008                                                           $   30,000           33,712
     9.125% - 2010                                                          $   40,000           47,600
                                                                                             ----------
                                                                                                 81,312
                                                                                             ----------
RUSSIA - 0.1%
Russian Federation, 8.25% - 2010(6)                                         $   36,500           39,717
                                                                                             ----------
                                                                                                 39,717
                                                                                             ----------
TUNISIA - 0.1%
Banque Cent de Tunisia, 7.375% - 2012                                       $   80,000           90,900
                                                                                             ----------
                                                                                                 90,900
                                                                                             ----------
TOTAL FOREIGN BONDS
     (cost $172,963)                                                                            211,929
                                                                                             ----------
FOREIGN GOVERNMENT BONDS - 2.0%
BULGARIA - 0.2%
Bulgaria  FLIRB, 2.75% - 2012(1)                                            $  106,667          106,133
Bulgaria IAB, 2.75% - 2011(1)                                               $   54,600           54,327
                                                                                             ----------
                                                                                                160,460
                                                                                             ----------
CHILE - 0.2%
Republic of Chile:
     5.625% - 2007                                                          $  100,000          105,370
     7.125% - 2012                                                          $   25,000           28,650
                                                                                             ----------
                                                                                                134,020
                                                                                             ----------
MEXICO - 0.5%
United Mexican States:
     8.375% - 2011                                                          $   85,000           99,662
     7.50% - 2012                                                           $  200,000          225,400
                                                                                             ----------
                                                                                                325,062
                                                                                             ----------

                                                                            PRINCIPAL          MARKET
                                                                              AMOUNT            VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
PANAMA - 0.2%
Republic of Panama, 9.625% - 2011                                           $  100,000       $  114,750
                                                                                             ----------
                                                                                                114,750
                                                                                             ----------

PERU - 0.1%
Republic Of Peru, 4.50% - 2017(2)                                              115,000          102,062
                                                                                              ---------
                                                                                                102,062
                                                                                              ---------
PHILIPPINES - 0.2%
Republic of Philippines:
     8.875% - 2008                                                              70,000           76,825
     8.375% - 2009                                                              30,000           32,100
                                                                                              ---------
                                                                                                108,925
                                                                                              ---------
RUSSIA - 0.3%
Russia Finance Ministry, 3.00% - 2011                                           80,000           63,400
Russian Federation:
     8.75% - 2005                                                               40,000           41,740
     10.00% - 2007                                                             100,000          113,000
                                                                                              ---------
                                                                                                218,140
                                                                                              ---------
SOUTH AFRICA - 0.2%
Republic of South Africa:
     9.125% - 2009                                                              95,000          112,575
     7.375% - 2012                                                              35,000           39,463
                                                                                              ---------
                                                                                                152,038
                                                                                              ---------
UKRAINE - 0.1%
Ukraine Government, 11.00%, 2007                                                35,001           38,239
                                                                                              ---------
                                                                                                 38,239
                                                                                              ---------
TOTAL FOREIGN GOVERNMENT BONDS
     (cost $1,198,802)                                                                        1,353,696
                                                                                              ---------
CORPORATE BONDS - 82.2%
AEROSPACE & DEFENSE - 3.4%
BE Aerospace, Inc., 8.875% - 2011                                              625,000          632,812
Esterline Technologies Corporation, 7.75% - 2013                               610,000          652,700
Hexcel Corporation, 9.75% - 2009                                                25,000           26,250
L-3 Communications Corporation, 8.00% - 2008                                   400,000          412,000
Sequa Corporation:
     8.875% - 2008                                                             280,000          303,800
     9.00% - 2009                                                              200,000          220,000
                                                                                              ---------
                                                                                              2,247,562
                                                                                              ---------
AIRLINES - 1.6%
Air Canada, 10.25% - 2011(5)                                                    65,000           12,350
Atlas Air, Inc., 9.375% - 2006(4)                                               30,000           16,050
Delta Air Lines, Inc.
     7.70% - 2005                                                            1,350,000          587,250
     7.90% - 2009                                                               75,000           21,000
Northwest Airlines, Inc., 9.875% - 2007                                         10,000            7,550
Pegasus Aviation Lease Securitizations, 8.42% - 2030(3)                        489,231               -
United Air Lines, Inc., 7.73% - 2010                                           500,000          406,564
                                                                                              ---------
                                                                                              1,050,764
                                                                                              ---------
AUTOMOTIVE - 2.9%
Accuride Corporation, 9.25% - 02/01/08                                          70,000           71,575
Allied Holdings, Inc., 8.625% - 2007                                           655,000          510,900

                                                                            PRINCIPAL          MARKET
                                                                              AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
AUTOMOTIVE (CONTINUED)
Dura Operating Corporation, 8.625% - 2012                                   $   10,000       $    9,900
Goodyear Tire & Rubber Company, 7.857% - 2011                                  625,000          589,062
Group 1 Automotive, Inc., 8.25% - 2013                                         400,000          422,000
TRW Automotive, Inc., 9.375% - 2013                                            312,000          356,460
                                                                                             ----------
                                                                                              1,959,897
                                                                                             ----------
BANKING - 0.7%
E*Trade Financial Corporation, 8.00% - 2011(6)                                 300,000          312,000

FCB/NC Capital Trust I, 8.05% - 2028                                            75,000           76,094
Popular North America, Inc., 6.125% - 2006                                      60,000           63,369
Western Financial Bank, 9.625% - 2012                                            5,000            5,650
                                                                                              ---------
                                                                                                457,113
                                                                                              ---------
BASIC INDUSTRY - OTHER - 0.2%
Coleman Cable, Inc., 9.875% - 2012(6)                                          150,000          152,438
                                                                                              ---------
                                                                                                152,438
                                                                                              ---------
BUILDING MATERIALS - 2.6%
Building Materials Corporation:
     8.00% - 2007                                                              550,000          563,750
     8.00% - 2008                                                              825,000          847,687
THL Buildco (Nortek Inc), 8.50% - 2014(6)                                      300,000          314,250
                                                                                              ---------
                                                                                              1,725,687
                                                                                              ---------
CHEMICALS - 1.4%
Borden Chemicals & Plastics, 9.50% - 2005(3)                                    20,000                -
IMC Global, Inc., 11.25% - 2011                                                  5,000            5,900
ISP Holdings, Inc., 10.625% - 2009                                             800,000          880,000
Methanex Corporation, 8.75% - 2012                                               5,000            5,750
Royster-Clark Inc, 10.25% - 2009                                                15,000           15,375
                                                                                              ---------
                                                                                                907,025
                                                                                              ---------
CONSTRUCTION MACHINERY - 3.3%
Case Corporation, 7.25% - 2005                                                  30,000           30,750
Case New Holland, Inc., 9.25%- 2011(6)                                         650,000          728,000
NMHG Holding Company, 10.00% - 2009                                              5,000            5,500
Navistar International Corporation, 9.375% - 2006                               45,000           48,262
Shaw Group, Inc., 10.75% - 2010                                              1,300,000        1,365,000
                                                                                              ---------
                                                                                              2,177,512
                                                                                              ---------
CONSUMER PRODUCTS - 1.0%
Hasbro, Inc., 6.15% - 2008                                                      56,000           59,430
Icon Health & Fitness, 11.25% - 2012                                            25,000           26,750
Sealy Mattress Company, 8.25% - 2014                                           500,000          503,750
WH Holdings/ WH Capital, 9.50% 2011                                            100,000          108,250
                                                                                              ---------
                                                                                                698,180
                                                                                              ---------
DIVERSIFIED MANUFACTURING - 0.1%
Numatics, Inc., 9.625% - 2008                                                   50,000           45,000
                                                                                              ---------
                                                                                                 45,000
                                                                                              ---------
ELECTRIC - 4.6%
AES Corporation, 9.50% - 2009                                                  750,000          838,125
Avista Corporation, 9.75% - 2008                                                50,000           59,020

                                                                             PRINCIPAL          MARKET
                                                                              AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
ELECTRIC (CONTINUED)
Calpine Corporation:
     8.75% - 2007                                                           $  225,000       $  178,312
     8.625% - 2010                                                              85,000           55,250
     8.50% - 2011                                                              600,000          384,000
CMS Energy Corporation:
     9.875% - 2007                                                              10,000           11,112
     7.50% - 2009                                                              610,000          638,975
East Coast Power LLC:
     6.737% - 2008                                                              46,695           47,531
     7.066% - 2012                                                              84,520           86,619
Edison Mission Energy, 10.00% - 2008                                           550,000          643,500
Ucar Finance, Inc., 10.25% - 2012                                               15,000           17,175
Western Resources, Inc., 7.125% - 2009                                          90,000           99,434
                                                                                             ----------
                                                                                              3,059,053
                                                                                             ----------

ENERGY - INDEPENDENT - 4.3%
Arch Western Finance, 6.75% - 2013(6)                                          200,000          215,000
Chesapeake Energy Corporation, 8.375% - 2008                                   825,000          899,250
El Paso Production Holding Company, 7.75% - 2013                               250,000          250,625
Energy Corporation of America, 9.50% - 5/15/07                                  52,000           49,920
Forest Oil Corporation, 8.00% - 2008                                            15,000           16,575
Houston Exploration, 7.00% - 2013                                              450,000          471,375
Magnum Hunter Resources, Inc., 9.60% - 2012                                    243,000          274,590
Plains Exploration & Production Company, 8.75% - 2012                           40,000           44,900
Range Resources Corporation, 7.375% - 2013                                      75,000           78,750
TransMontaigne, Inc., 9.125% - 2010                                            500,000          561,250
                                                                                              ---------
                                                                                              2,862,235
                                                                                              ---------
ENERGY - INTEGRATED - 1.4%
Petrobras International Finance Company:
     9.00% - 2008(2)                                                           425,000          495,125
     9.125% - 2013                                                             425,000          464,313
                                                                                              ---------
                                                                                                959,438
                                                                                              ---------
ENTERTAINMENT - 2.4%
Blockbuster, Inc., 9.00% - 2012(6)                                             300,000          311,250
Cinemark USA, Inc., 9.00% - 2013                                               400,000          447,000
Marquee Holdings, Inc., 0.00% - 2014(2), (6)                                 1,250,000          740,625
Marquee, Inc., 8.625% - 2012(6)                                                100,000          106,000
Time Warner, Inc., 9.125% - 2013                                                30,000           37,561
                                                                                              ---------
                                                                                              1,642,436
                                                                                              ---------
ENVIRONMENTAL - 1.3%
Allied Waste North America:
     8.50% - 2008                                                               20,000           21,700
     8.875% - 2008                                                             385,000          417,725
Casella Waste Systems, Inc., 9.75% - 2013                                      400,000          436,000
                                                                                              ---------
                                                                                                875,425
                                                                                              ---------
FOOD - 3.3%
Canandaigua Brands, Inc., 8.625% - 2006                                        200,000          216,000
Dean Foods Company, 8.15% - 2007                                               350,000          380,625
Dole Foods Company, Inc.:
     7.25% - 2010                                                              400,000          413,000
     8.875% - 2011                                                             200,000          217,500
Land O' Lakes, Inc., 8.75% - 2011                                            1,025,000          958,375
                                                                                              ---------
                                                                                              2,185,500
                                                                                              ---------

                                                                            PRINCIPAL          MARKET
                                                                              AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
GAMING - 3.4%
American Casino & Entertainment, 7.85% - 2012(6)                            $  300,000       $  315,000
Mandalay Resort Group:
     10.25% - 2007                                                              45,000           51,075
     6.50% - 2009                                                              300,000          311,250
MGM Grand, Inc., 6.95% - 2005                                                  125,000          126,563
MGM Mirage, Inc.:
     8.50% - 2010                                                               15,000           17,044
     8.375%, 2011                                                               55,000           60,706
     6.75% - 2012(6)                                                           625,000          646,875
Mirage Resorts, Inc., 6.625% - 2005                                            150,000          153,000
Park Place Entertainment, 7.875% - 2005                                        300,000          315,750
Station Casinos, Inc., 6.00% - 2012                                            300,000          307,500
                                                                                             ----------
                                                                                              2,304,763
                                                                                             ----------
HEALTH CARE - 3.5%
Fisher Scientific International, Inc., 8.00% - 2013                            500,000          560,000
Healthsouth Corporation, 8.50% - 2008                                          775,000          786,625

Johnsondiversey, Inc., 9.625% - 2012                                             5,000            5,600
Radiologix, Inc., 10.50% - 2008                                                 45,000           46,575
Rural/Metro Corporation, 7.875% - 2008                                         150,000          141,000
Stewart Enterprises, Inc., 10.75% - 2008                                       750,000          828,750
Sybron Dental Specialties, Inc., 8.125% - 2012                                   5,000            5,413
                                                                                              ---------
                                                                                              2,373,963
                                                                                              ---------
HOME CONSTRUCTION - 0.1%
KB Home, 9.50% - 2011                                                           35,000           38,938
                                                                                              ---------
                                                                                                 38,938
                                                                                              ---------
INDUSTRIAL - OTHER - 3.2%
Corrections Corporation of America, 7.50% - 2011                               200,000          211,250
Iron Mountain, Inc.:
     8.25% - 2011                                                              800,000          835,200
     7.75% - 2015                                                              475,000          503,500
Usec, Inc., 6.625% - 2006                                                      600,000          612,000
                                                                                              ---------
                                                                                              2,161,950
                                                                                              ---------
INSURANCE - LIFE - 0.4%
Genamerica Capital, Inc., 8.525% - 2027(6)                                     175,000          202,660
Torchmark Corporation, 6.25% - 2006                                             75,000           80,050
                                                                                              ---------
                                                                                                282,710
                                                                                              ---------
INSURANCE - PROPERTY & CASUALTY - 0.0%
Fairfax Financial Holdings, 7.375% - 2006                                       10,000           10,400
                                                                                              ---------
                                                                                                 10,400
                                                                                              ---------
LODGING - 1.9%
Starwood Hotels & Resorts, 7.375% - 2007                                       600,000          646,500
Sun International Hotels, 8.875% - 2011                                        550,000          602,938
                                                                                              ---------
                                                                                              1,249,438
                                                                                              ---------
MEDIA - CABLE - 3.0%
Charter Communications Holdings, Inc., LLC:
     8.25% - 2007                                                               25,000           22,750
     8.625% - 2009                                                             400,000          311,000
     11.125% - 2011                                                            300,000          243,000

                                                                            PRINCIPAL          MARKET
                                                                             AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
MEDIA - CABLE (CONTINUED)
CSC Holdings, Inc.:
     7.25% - 2008                                                           $  375,000       $  390,000
     8.125% - 2009                                                              10,000           10,625
     8.125% - 2009                                                              25,000           26,562
     6.75% - 2012(6)                                                           325,000          325,812
Frontiervision Holdings, 11.875% - 20075                                        20,000           25,050
Jones Intercable, Inc., 7.625% - 2008                                          200,000          222,102
Rogers Cantel, Inc., 9.75% - 2016                                               10,000           11,163
Shaw Communications, Inc., 7.25% - 2011                                        375,000          407,813
                                                                                             ----------
                                                                                              1,995,877
                                                                                             ----------
MEDIA - NON-CABLE - 4.6%
American Media Operations, Inc., 8.875% - 2011                                  80,000           83,000
Corus Entertainment, Inc., 8.75% - 2012                                         30,000           33,112
EchoStar DBS Corporation, 9.125% - 2009                                         10,000           11,125
Entercom Radio Capital, 7.625% - 3/1/2014                                      425,000          456,875
Entravision Communications Corporation, 8.125% - 2009                           10,000           10,625
Fisher Communications, Inc., 8.625% - 2014(6)                                  250,000          260,000
Intelsat, Ltd., 7.625% - 2012                                                1,250,000        1,128,125
Primedia, Inc., 8.875% - 2011                                                   55,000           55,000
Quebecor Media, Inc.:
     0.00% - 2011(2)                                                            80,000           77,200

     11.125% - 2011                                                             40,000           46,200
RH Donnelley Finance Corporation:
     8.875% - 2010                                                             550,000          621,500
     10.875% - 2012                                                            125,000          151,563
USA Networks, Inc., 6.75% - 2005                                               175,000          180,541
                                                                                              ---------
                                                                                              3,114,866
                                                                                              ---------
METALS & MINING - 2.5%
AK Steel Corporation, 7.875% - 2009                                          1,495,000        1,483,788
Asarco, Inc., 7.875% - 2013                                                    200,000          172,000
Bulong Operations, 12.50% - 2008(4)                                            185,000                -
National Steel Corporation, 9.875% - 2009(5)                                    18,366              918
Steel Dynamics, Inc., 9.50% - 2009                                               5,000            5,550
Weirton Steel Corporation, 10.00% - 2008(4)                                     16,130              645
                                                                                              ---------
                                                                                              1,662,901
                                                                                              ---------
NATURAL GAS PIPELINES - 2.2%
GulfTerra Energy Partners, 6.25% - 2010                                        425,000          469,625
Sonat, Inc., 7.625% - 2011                                                   1,050,000        1,034,250
                                                                                              ---------
                                                                                              1,503,875
                                                                                              ---------
OIL FIELD SERVICES - 6.1%
BRL Universal Equipment, 8.875% - 2008                                         975,000        1,038,375
Key Energy Services, Inc., 8.375% - 2008                                       800,000          844,000
North America Energy Partner, 8.75% - 2011(6)                                    350,000          341,250
Parker Drilling Company, 6.54% - 20101, 6                                      675,000          676,688
Pemex Project Funding Master Trust, 7.875% - 2009                               35,000           39,025
Petroleum Geo-Services:
     8.00% - 2006                                                              350,000          357,875
     10.00% - 2010                                                             700,000          792,750
                                                                                              ---------
                                                                                              4,089,963
                                                                                              ---------
PACKAGING - 2.4%
Ball Corporation, 6.875% - 2012                                                250,000          266,250
Owens-Brockway Class Containers, 7.75% - 2011                                  200,000          213,000

                                                                            PRINCIPAL          MARKET
                                                                             AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)
PACKAGING (CONTINUED)
Owens-Illinois, Inc.:
     7.15% - 2005                                                           $   15,000       $   15,225
     8.10% - 2007                                                              575,000          603,750
     7.50% - 2010                                                               30,000           30,675
Solo Cup Company, 8.50% - 2014                                                 500,000          492,500
                                                                                             ----------
                                                                                              1,621,400
                                                                                             ----------
PAPER - 1.8%
Appleton Papers, Inc., 8.125% - 2011(6)                                        300,000          309,000
Domtar, Inc., 8.75% - 2006                                                     250,000          272,612
Longview Fibre Company, 10.00% - 2009                                           10,000           10,900
Sino-Forest Corporation, 9.125% - 2011(6)                                      625,000          642,188
                                                                                             ----------
                                                                                              1,234,700
                                                                                             ----------
PHARMACEUTICALS - 0.5%
AmerisourceBergen Corporation, 8.125% - 2008                                   300,000          333,000
                                                                                             ----------
                                                                                                333,000
                                                                                             ----------
RAILROADS - 0.1%
Kansas City Southern Railway Company, 9.50% - 2008                              50,000           54,750
                                                                                             ----------
                                                                                                 54,750
                                                                                             ----------
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Istar Financial, Inc., 7.00% - 2008                                            500,000          539,953
                                                                                             ----------
                                                                                                539,953
                                                                                             ----------

REFINING - 0.6%
Crown Central Petroleum Corporation, 10.875% - 2005          125,000       88,125
Frontier Oil Corporation:
     11.75% - 2009                                            20,000       21,375
     6.625% - 2011(6)                                        300,000      303,750
                                                                          -------
                                                                          413,250
                                                                          -------

RESTAURANTS - 0.5%
Yum! Brands, Inc., 8.50% - 2006                              290,000      313,208
                                                                          -------
                                                                          313,208
                                                                          -------

RETAILERS - 0.1%
Ames Department Stores, Inc., 10.00% - 2006(3), (4)          300,000            -
JC Penney Company, Inc., 7.375%, 2008                         40,000       44,200
PCA Finance Corporation, 11.875% - 2009                       30,000       32,100
                                                                          -------
                                                                           76,300
                                                                          -------

SERVICES - 1.2%
American Eco Corporation, 9.625% - 2008 *(3), (4)            200,000            -
Cenveo, Inc., 9.625% - 2012                                   10,000       11,000
MasTec, Inc., 7.75% - 2008                                   900,000      816,750
                                                                          -------
                                                                          827,750
                                                                          -------

SUPERMARKETS - 0.5%
Fleming Companies, Inc., 9.875% - 2012(5)                    400,000        1,000
Roundy's, Inc., 8.875% - 2012                                300,000      323,250
                                                                          -------
                                                                          324,250
                                                                          -------

                                                           PRINCIPAL    MARKET
                                                            AMOUNT      VALUE
                                                          ----------  -----------
CORPORATE BONDS (CONTINUED)
TECHNOLOGY - 0.3%
Avaya, Inc., 11.125% - 2009                               $   36,000  $    41,490
ChipPAC International Company, Ltd., 12.75% - 2009            70,000       74,462
Hewlett-Packard Company, 5.75% - 2006                        110,000      116,032
                                                                      -----------
                                                                          231,984
                                                                      -----------

TELECOMMUNICATIONS - WIRELESS - 1.7%
Call-Net Enterprises, Inc., 10.625% - 2008                       226          220
Rogers Wireless Communications, Inc., 9.625% - 2011           40,000       44,600
Telemig Cel/Amazonia Cel, 8.75% - 2009(6)                    500,000      497,500
Ubiquitel Operating Company, 9.875% - 2011(6)                600,000      624,750
                                                                      -----------
                                                                        1,167,070
                                                                      -----------

TELECOMMUNICATIONS - WIRELINES - 3.7%
Exodus Communications, Inc., 11.625% - 2010(3), (5)          346,070            -
LCI International, Inc., 7.25% - 2007                      2,525,000    2,291,437
Qwest Corporation, 7.875% - 2011(6)                          150,000      155,625
Telecommunication Techniques Company,
 9.75% - 2008(3), (5)                                         30,000            -
                                                                      -----------
                                                                        2,447,062
                                                                      -----------

TEXTILE - 0.4%
Invista, 9.25% - 2012(6)                                     250,000      266,875
                                                                      -----------
                                                                          266,875
                                                                      -----------

TOBACCO - 0.7%
Dimon, Inc., 7.75% - 2013                                    450,000      438,750
                                                                      -----------
                                                                          438,750
                                                                      -----------

TRANSPORTATION SERVICES - 1.5%
Overseas Shipholding Group, Inc., 8.25% - 2013               400,000      442,000

Stena AB, 9.625% - 2012                                      425,000      474,406
Teekay Shipping Corporation, 8.32% - 2008                     97,000      100,031
                                                                      -----------
                                                                        1,016,437
                                                                      -----------

TOTAL CORPORATE BONDS
     (cost $55,019,879)                                                55,101,648
                                                                      -----------

REPURCHASE AGREEMENT - 4.0%
United Missouri Bank, 1.35%, dated 9-30-04,
     matures 10-01-04; repurchase amount
     of $2,665,100 (Collateralized by U.S.
       Treasury with a value of $2,718,644)                2,665,000    2,665,000
                                                                      -----------
TOTAL REPURCHASE AGREEMENT
     (cost $2,665,000)                                                  2,665,000
                                                                      -----------
TOTAL INVESTMENTS - 97.1%
     (cost $64,861,670)                                                65,087,160
CASH & OTHER ASSETS, LESS LIABILITIES - 2.9%                            1,971,593
                                                                      -----------
TOTAL NET ASSETS - 100.0%                                             $67,058,753
                                                                      ===========

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $64,342,368. For federal income tax purposes, the net unrealized appreciation on investments amounted to $744,792, which consisted of $4,167,146 of aggregate gross unrealized appreciation and $3,422,354 of aggregate gross unrealized depreciation.

*Non-income producing security

(1)Variable rate security. Rate indicated is rate effective at September 30,
   2004

(2)Security is a step bond. Rate indicated is rate effective at September 30,
   2004

(3)Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% of total net assets.

(4)Security is in default due to bankruptcy

(5)Security is in default

(6)Security is a 144A series. The total market value of 144A securities is $8,487,252 (cost $8,253,351), or 12.7% of total net assets.

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                             NUMBER     MARKET
                                                           OF SHARES    VALUE
                                                           ---------  -----------
COMMON STOCKS - 94.9%
ADVERTISING - 1.3%
R.H. Donnelley Corporation*                                   24,900  $ 1,229,064
                                                                      -----------
                                                                        1,229,064
                                                                      -----------

AEROSPACE & DEFENSE - 0.5%
Armor Holdings, Inc.*                                         11,200      466,032
                                                                      -----------
                                                                          466,032
                                                                      -----------

AIR FREIGHT & LOGISTICS - 0.2%
EGL, Inc.*                                                     4,600      139,196
                                                                      -----------
                                                                          139,196
                                                                      -----------

AIRLINES - 1.3%
Lan Airlines S.A. ADR                                         50,600    1,224,014
                                                                      -----------
                                                                        1,224,014
                                                                      -----------

APPAREL RETAIL - 1.4%
Foot Locker, Inc.                                             20,200      478,740
Payless ShoeSource, Inc.*(1)                                  15,900      161,067
Too, Inc.*                                                    34,300      619,801
                                                                      -----------
                                                                        1,259,608
                                                                      -----------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.1%
DHB Industries, Inc.*(1)                                       3,500       49,700
                                                                      -----------
                                                                           49,700
                                                                      -----------

APPLICATION SOFTWARE - 1.8%
Evans & Sutherland Computer Corporation*                      47,400      253,590
JDA Software Group, Inc.*                                     55,200      597,264
Tibco Software, Inc.*                                         89,500      761,645
                                                                      -----------
                                                                        1,612,499
                                                                      -----------

AUTO PARTS & EQUIPMENT - 0.9%
Dura Automotive Systems, Inc.*                                38,910      275,872
LKQ Corporation*                                              20,160      368,323
Tower Automotive, Inc.*                                       82,100      171,589
                                                                      -----------
                                                                          815,784
                                                                      -----------

BIOTECHNOLOGY - 1.8%
Applera Corporation - Applied Biosystems Group                39,600      747,252
CV Therapeutics, Inc.*                                        16,100      201,250
Covalent Group, Inc.*                                         10,967       31,804
OraSure Technologies, Inc.*                                  103,633      652,888
                                                                      -----------
                                                                        1,633,194
                                                                      -----------

BUILDING PRODUCTS - 1.1%
Royal Group Technologies, Ltd.*                               69,200      603,424
York International Corporation                                14,100      445,419
                                                                      -----------
                                                                        1,048,843
                                                                      -----------

COMMODITY CHEMICALS - 1.0%
Calgon Carbon Corporation                                    125,300      904,666
Headwaters, Inc.*(1)                                             600       18,516
                                                                      -----------
                                                                          923,182
                                                                      -----------

                                                             NUMBER      MARKET
                                                           OF SHARES     VALUE
                                                           ---------   ----------
COMMON STOCKS - (CONTINUED)

COMMUNICATIONS EQUIPMENT - 0.2%
ADC Telecommunications, Inc.*                                110,300   $  199,643
                                                                       ----------
                                                                          199,643
                                                                       ----------

COMPUTER & ELECTRONICS RETAIL - 0.4%
Circuit City Stores, Inc.                                     23,700      363,558
                                                                       ----------
                                                                          363,558
                                                                       ----------

COMPUTER HARDWARE - 0.2%
Cray, Inc.*                                                   63,600      224,508
                                                                       ----------
                                                                          224,508
                                                                       ----------

COMPUTER STORAGE & PERIPHERALS - 0.1%
Iomega Corporation*                                           10,630       49,430
                                                                       ----------
                                                                           49,430
                                                                       ----------

CONSTRUCTION & ENGINEERING - 3.3%
Chicago Bridge & Iron Company N.V.                            88,900    2,666,111
Matrix Service Company*                                       71,022      363,633
                                                                       ----------
                                                                        3,029,744
                                                                       ----------

CONSTRUCTION MATERIALS - 0.2%
U.S. Concrete, Inc.*                                          35,610      220,070
                                                                       ----------
                                                                          220,070
                                                                       ----------

CONSUMER FINANCE - 0.1%
World Acceptance Corporation*                                  5,700      132,525
                                                                       ----------
                                                                          132,525
                                                                       ----------

DATA PROCESSING & OUTSOURCED SERVICES - 0.8%
Lightbridge, Inc.*                                           111,800      538,876
Pegasus Solutions, Inc.*                                      13,790      164,377
                                                                       ----------
                                                                          703,253
                                                                       ----------

DIVERSIFIED CHEMICALS - 0.1%
FMC Corporation*(1)                                            1,500       72,855
                                                                       ----------
                                                                           72,855
                                                                       ----------

DIVERSIFIED COMMERCIAL SERVICES - 2.8%
ABM Industries, Inc.                                          16,470      331,870
Geo Group, Inc.*                                              45,570      931,907
Navigant Consulting, Inc.*                                    58,870    1,292,785
                                                                       ----------
                                                                        2,556,562
                                                                       ----------

DIVERSIFIED METALS & MINING - 2.6%
Apex Silver Mines, Ltd.*                                     108,200    2,347,940
                                                                       ----------
                                                                        2,347,940
                                                                       ----------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Encore Wire Corporation*                                      18,050      238,982
                                                                       ----------
                                                                          238,982
                                                                       ----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 2.0%
Coherent, Inc.*                                               24,250      629,045
Newport Corporation*                                          28,500      326,895
OSI Systems, Inc.*                                            36,000      579,600
Richardson Electronics, Ltd.                                  32,100      308,481
                                                                       ----------
                                                                        1,844,021
                                                                       ----------

                                                             NUMBER      MARKET
                                                           OF SHARES     VALUE
                                                           ---------   ----------
COMMON STOCKS - (CONTINUED)
ELECTRONIC MANUFACTURING SERVICES - 0.4%
Celestica, Inc.*                                              29,400   $  373,380
                                                                       ----------
                                                                          373,380
                                                                       ----------
EMPLOYMENT SERVICES - 1.2%


CDI Corporation                                               18,200      373,100
Kforce, Inc.*                                                 91,400      765,932
                                                                        ---------
                                                                        1,139,032
                                                                        ---------

ENVIRONMENTAL SERVICES - 1.1%
Layne Christensen Company*                                    69,900    1,053,393
                                                                        ---------
                                                                        1,053,393
                                                                        ---------

GENERAL MERCHANDISE STORES - 0.3%
ShopKo Stores, Inc.*                                          17,000      295,970
                                                                        ---------
                                                                          295,970
                                                                        ---------

GOLD - 7.3%
Glamis Gold, Ltd.*                                           154,100    2,886,293
Goldcorp, Inc.                                                93,300    1,293,138
Harmony Gold Mining Company, Ltd ADR                         103,300    1,406,946
Meridian Gold, Inc.*(1)                                       66,800    1,116,896
                                                                        ---------
                                                                        6,703,273
                                                                        ---------

HEALTH CARE DISTRIBUTORS - 1.0%
Andrx Corporation*                                            25,600      572,416
Omnicare, Inc.                                                11,800      334,648
                                                                        ---------
                                                                          907,064
                                                                        ---------

HEALTH CARE EQUIPMENT - 0.3%
Allied Healthcare Products, Inc.*                             43,900      303,349
                                                                        ---------
                                                                          303,349
                                                                        ---------

HEALTH CARE FACILITIES - 2.4%
Beverly Enterprises, Inc.*                                   179,900    1,361,843
Manor Care, Inc.                                              26,650      798,434
                                                                        ---------
                                                                        2,160,277
                                                                        ---------

HEALTH CARE SERVICES - 3.2%
Cross Country Healthcare, Inc.*                               20,100      311,550
Gentiva Health Services, Inc.*                                38,900      636,793
Healthcare Services Group, Inc                                27,700      497,492
IDX Systems Corporation*                                      41,200    1,336,940
Providence Service Corporation*                               10,210      197,768
                                                                        ---------
                                                                        2,980,543
                                                                        ---------

INDUSTRIAL MACHINERY - 1.6%
Robbins & Myers, Inc.                                         18,500      407,000
Unova, Inc.*                                                  72,900    1,024,245
                                                                        ---------
                                                                        1,431,245
                                                                        ---------

INTEGRATED TELECOMMUNICATION SERVICES - 0.5%
Cincinnati Bell, Inc.*                                       130,200      454,398
                                                                        ---------
                                                                          454,398
                                                                        ---------

INTERNET RETAIL - 0.5%
Stamps.com, Inc.*                                             32,450      431,585
                                                                        ---------
                                                                          431,585
                                                                        ---------

                                                             NUMBER     MARKET
                                                           OF SHARES     VALUE
                                                           ---------  -----------
COMMON STOCKS - (CONTINUED)
INTERNET SOFTWARE & SERVICES - 1.6%
EarthLink, Inc.*                                             115,910  $ 1,193,873
Net2Phone, Inc.*                                              96,400      310,408
                                                                      -----------
                                                                        1,504,281
                                                                      -----------

INVESTMENT BANKING & BROKERAGE - 0.1%
LaBranche & Company, Inc.*                                    12,000      101,400
                                                                      -----------
                                                                          101,400
                                                                      -----------

IT CONSULTING & OTHER SERVICES - 0.7%

MPS Group, Inc.*                                              77,875      654,929
                                                                       ----------
                                                                          654,929
                                                                       ----------

LIFE & HEALTH INSURANCE - 0.1%
Phoenix Companies, Inc.                                       11,200      116,704
                                                                       ----------
                                                                          116,704
                                                                       ----------

METAL & GLASS CONTAINERS - 1.3%
Constar International, Inc.*                                  39,200      194,040
Intertape Polymer Group, Inc.*                               127,400      973,336
                                                                       ----------
                                                                        1,167,376
                                                                       ----------

OIL & GAS DRILLING - 3.9%
Grey Wolf, Inc.*                                              90,200      441,078
Helmerich & Payne, Inc.                                       29,130      835,740
Parker Drilling Company*                                      67,500      247,725
Pride International, Inc.*                                    59,800    1,183,442
Transocean, Inc.*                                             25,100      898,078
                                                                       ----------
                                                                        3,606,063
                                                                       ----------

OIL & GAS EQUIPMENT & SERVICES - 7.8%
BJ Services Company                                           11,800      618,438
Global Industries, Ltd.*                                     230,500    1,424,490
Input/Output, Inc.*                                           44,600      459,826
Key Energy Services, Inc.*                                   101,250    1,118,812
Newpark Resources, Inc.*                                     150,660      903,960
Oceaneering International, Inc.*                              34,200    1,259,928
Petroleum Helicopters, Inc. (Voting)*                          5,900      133,340
Petroleum Helicopters, Inc. (Non-Voting)*                      8,850      183,637
Smith International, Inc.*                                     8,800      534,424
Willbros Group, Inc.*                                         37,100      553,161
                                                                       ----------
                                                                        7,190,016
                                                                       ----------

OIL & GAS EXPLORATION & PRODUCTION - 12.0%
Forest Oil Corporation*(1)                                    89,000    2,680,680
McMoRan Exploration Company*                                  49,985      651,305
Newfield Exploration Company*                                 11,000      673,640
Noble Energy, Inc.                                            22,700    1,322,048
PetroQuest Energy, Inc.*                                      28,300      146,877
Pioneer Natural Resources Company(1)                          24,000      827,520
Range Resources Corporation(1)                               204,100    3,569,709
Remington Oil & Gas Corporation*                              20,300      532,875
Stone Energy Corporation*                                     14,500      634,520
                                                                       ----------
                                                                       11,039,174
                                                                       ----------

PACKAGED FOODS & MEATS - 1.5%
Del Monte Foods Company*                                     134,860    1,414,681
                                                                       ----------
                                                                        1,414,681
                                                                       ----------

                                                             NUMBER      MARKET
                                                           OF SHARES     VALUE
                                                           ---------   ----------
COMMON STOCKS - (CONTINUED)
PAPER PACKAGING - 0.6%
Chesapeake Corporation                                        24,600   $  590,892
                                                                       ----------
                                                                          590,892
                                                                       ----------

PAPER PRODUCTS - 1.4%
Wausau-Mosinee Paper Corporation                              78,800    1,312,020
                                                                       ----------
                                                                        1,312,020
                                                                       ----------

PHARMACEUTICALS - 0.5%
Discovery Partners International*                             90,100      432,480
                                                                       ----------
                                                                          432,480
                                                                       ----------

PROPERTY & CASUALTY INSURANCE - 3.1%
Argonaut Group, Inc.*                                         18,200      339,794
Assurant, Inc.                                                 3,100       80,600

Bristol West Holdings, Inc.                                   26,100      447,354
Donegal Group, Inc.                                           12,100      232,320
Endurance Specialty Holdings, Ltd.                            18,800      604,420
Mercury General Corporation                                   21,700    1,147,713
                                                                        ---------
                                                                        2,852,201
                                                                        ---------

REAL ESTATE INVESTMENT TRUSTS - 0.6%
American Financial Realty Trust                               25,800      364,038
Government Properties Trust, Inc.                             17,100      162,450
                                                                        ---------
                                                                          526,488
                                                                        ---------

REGIONAL BANKS - 0.8%
Colonial BancGroup, Inc.                                      15,100      308,795
Hibernia Corporation                                          14,390      380,040
                                                                        ---------
                                                                          688,835
                                                                        ---------

REINSURANCE - 0.4%
Montpelier Re Holdings, Ltd.                                   9,400      344,792
                                                                        ---------
                                                                          344,792
                                                                        ---------

SEMICONDUCTOR EQUIPMENT - 0.3%
Credence Systems Corporation*                                 43,000      309,600
                                                                        ---------
                                                                          309,600
                                                                        ---------

SEMICONDUCTORS - 1.5%
Cirrus Logic, Inc.*                                          107,700      513,729
Stats Chippac, Ltd. ADR*                                      69,033      412,817
TriQuint Semiconductor, Inc.*                                 50,500      196,950
Zoran Corporation*(1)                                         18,700      293,964
                                                                        ---------
                                                                        1,417,460
                                                                        ---------

SPECIALTY CHEMICALS  - 3.7%
H.B. Fuller Company                                           23,900      654,860
OM Group, Inc.*                                               45,200    1,652,512
PolyOne Corporation*                                         145,400    1,093,408
                                                                        ---------
                                                                        3,400,780
                                                                        ---------

SPECIALTY STORES - 0.7%
Barbeques Galore, Ltd. ADR                                    20,826      156,195
Sharper Image Corporation*                                    20,600      441,870
                                                                        ---------
                                                                          598,065
                                                                        ---------

                                                           PRINCIPAL
                                                           AMOUNT OR
                                                             NUMBER      MARKET
                                                           OF SHARES     VALUE
                                                          ----------  -----------
COMMON STOCKS - (CONTINUED)
STEEL - 7.2%
Carpenter Technology Corporation                              11,000  $   525,140
GrafTech International, Ltd.*(1)                             106,100    1,480,095
Ipsco, Inc.*                                                  38,400    1,077,120
Roanoke Electric Steel Corporation                            24,600      352,272
Steel Dynamics, Inc.*                                         41,660    1,608,909
United States Steel Corporation(1)                            40,040    1,506,305
Webco Industries, Inc.*                                       18,900       84,672
                                                                      -----------
                                                                        6,634,513
                                                                      -----------

TRUCKING - 0.8%
Covenant Transport, Inc.*                                     38,400      741,888
                                                                      -----------
                                                                          741,888
                                                                      -----------

TOTAL COMMON STOCK
 (cost $68,921,392)                                                    87,262,354
                                                                      -----------
FOREIGN STOCKS - 0.2%

CANADA - 0.2%
Intertape Polymer Group, Inc.*                                 3,000       22,520
Quadra Mining, Ltd.*                                          32,900      147,633
                                                                      -----------
TOTAL FOREIGN STOCK
     (cost $155,079)                                                      170,153
                                                                      -----------

REPURCHASE AGREEMENT - 5.2%
State Street, 0.50%, dated 9-30-04, matures 10-01-04;
     repurchase amount of $4,769,093 (Collateralized
     by FNMA bond, 1.875%, 2-15-05 with a value of
      $4,866,833)                                         $4,769,024    4,769,024
                                                                      -----------
TOTAL REPURCHASE AGREEMENT
     (cost $4,769,024)                                                  4,769,024
                                                                      -----------
TOTAL INVESTMENTS - 100.3%
     (cost $73,845,495)                                                92,201,531
LIABILITIES, LESS CASH & OTHER ASSETS - (0.3%)                           (224,757)
                                                                      -----------
TOTAL NET ASSETS - 100.0%                                             $91,976,774
                                                                      ===========

For federal income tax purposes the indentified cost of investments owned at September 30, 2004 was $74,373,091. For federal income tax purposes, the net unrealized appreciation on investments amounted to $17,828,440, which consisted of $22,330,034 of aggregate gross unrealized appreciation, and $4,501,594 of aggregate gross urnealized depreciation.

*Non-income producing security

ADR (American Depositary Receipt)

(1)Security underlying outstanding written options contracts.

The following call options written were outstanding for Series Q as of September 30, 2004:

                                            EXPIRATION      EXERCISE    NUMBER OF      MARKET
COMMON STOCK                                   DATE          PRICE      CONTRACTS      VALUE
---------------------------------           ----------      --------   ----------     -------
DHB Industries, Inc.                         10/18/04        $10.00          15       $ 5,100
DHB Industries, Inc.                         10/18/04         12.50          20         3,900
FMC Corporation                              10/18/04         45.00          15         5,250
Forest Oil Corporation                       11/22/04         25.00           5         2,550
GrafTech International, Ltd.                 12/20/04         12.50          10         2,050
Headwaters, Inc.                             11/22/04         30.00           5         1,075
Meridian Gold, Inc.                          10/18/04         12.50          10         4,000
Payless ShoeSource, Inc.                     12/20/04         12.50           5            25
Pioneer Natural Resources Company            12/20/04         35.00           5           650
Range Resources Corporation                  12/20/04         15.00          15         3,900
United States Steel Corporation              10/18/04         40.00           5           200
Zoran Corporation                            10/18/04         17.50           5           100
                                                                       ----------     -------
Total call options outstanding (premiums received $20,709)                  115       $28,800
                                                                                      =======

Please refer to the Fund's most recent semi-annual or annual statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                           SERIES S (SOCIAL AWARENESS)

                                                           NUMBER OF    MARKET
                                                            SHARES       VALUE
                                                           ---------   ----------
COMMON STOCKS - 97.4%
ADVERTISING - 0.5%
Omnicom Group, Inc.                                            6,900   $  504,114
                                                                       ----------
                                                                          504,114
                                                                       ----------

AIR FREIGHT & LOGISTICS - 2.1%
FedEx Corporation                                             26,000    2,227,940
                                                                       ----------
                                                                        2,227,940
                                                                       ----------

AIRLINES - 1.4%
Southwest Airlines Company                                   113,000    1,539,060
                                                                       ----------
                                                                        1,539,060
                                                                       ----------

ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
Bank of New York Company, Inc.                                29,400      857,598
                                                                       ----------
                                                                          857,598
                                                                       ----------

BIOTECHNOLOGY - 5.1%
Amgen, Inc.*                                                  77,900    4,415,372
Chiron Corporation*                                           23,600    1,043,120
                                                                       ----------
                                                                        5,458,492
                                                                       ----------

BROADCASTING & CABLE TV - 2.1%
Comcast Corporation*                                          80,707    2,279,166
                                                                       ----------
                                                                        2,279,166
                                                                       ----------

COMMUNICATIONS EQUIPMENT - 3.1%
ADC Telecommunications, Inc.*                                512,000      926,720
Cisco Systems, Inc.*                                         132,000    2,389,200
                                                                       ----------
                                                                        3,315,920
                                                                       ----------

COMPUTER HARDWARE - 2.8%
Dell, Inc.*                                                   82,800    2,947,680
                                                                       ----------
                                                                        2,947,680
                                                                       ----------

CONSTRUCTION & ENGINEERING - 1.1%
Shaw Group, Inc.*                                             95,500    1,146,000
                                                                       ----------
                                                                        1,146,000
                                                                       ----------

CONSUMER FINANCE - 4.1%
American Express Company                                      43,200    2,223,072
MBNA Corporation                                              83,450    2,102,940
                                                                       ----------
                                                                        4,326,012
                                                                       ----------

DEPARTMENT STORES - 1.6%
Kohl's Corporation*                                           35,850    1,727,612
                                                                       ----------
                                                                        1,727,612
                                                                       ----------

DIVERSIFIED BANKS - 4.6%
Bank of America Corporation                                   37,400    1,620,542
Wells Fargo & Company                                         54,500    3,249,835
                                                                       ----------
                                                                        4,870,377
                                                                       ----------

                                                           NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                           ---------   ----------
COMMON STOCKS - (CONTINUED)
DIVERSIFIED CAPITAL MARKETS - 1.3%

J.P. Morgan Chase & Company                                   34,200   $1,358,766

                                                                        ---------
                                                                        1,358,766
                                                                        ---------

DRUG RETAIL - 2.0%
CVS Corporation                                               50,300    2,119,139
                                                                        ---------
                                                                        2,119,139
                                                                        ---------

GENERAL MERCHANDISE STORES - 1.6%
Target Corporation                                            38,100    1,724,025
                                                                        ---------
                                                                        1,724,025
                                                                        ---------

HEALTH CARE EQUIPMENT - 4.2%
Boston Scientific Corporation*                                72,700    2,888,371
Medtronic, Inc.                                               29,800    1,546,620
                                                                        ---------
                                                                        4,434,991
                                                                        ---------

HOME IMPROVEMENT RETAIL - 4.2%
Home Depot, Inc.                                              76,900    3,014,480
Lowe's Companies, Inc.                                        27,000    1,467,450
                                                                        ---------
                                                                        4,481,930
                                                                        ---------

HOUSEHOLD PRODUCTS - 4.7%
Colgate-Palmolive Company                                     34,900    1,576,782
Procter & Gamble Company                                      63,400    3,431,208
                                                                        ---------
                                                                        5,007,990
                                                                        ---------

INDUSTRIAL CONGLOMERATES - 1.4%
3M Company                                                    18,800    1,503,436
                                                                        ---------
                                                                        1,503,436
                                                                        ---------

INDUSTRIAL GASES - 1.9%
Praxair, Inc.                                                 46,200    1,974,588
                                                                        ---------
                                                                        1,974,588
                                                                        ---------

INSURANCE BROKERS - 0.9%
Marsh & McLennan Companies, Inc.                              20,300      928,928
                                                                        ---------
                                                                          928,928
                                                                        ---------

INTEGRATED TELECOMMUNICATION SERVICES - 4.5%
SBC Communications, Inc.                                      70,064    1,818,161
Verizon Communications, Inc.                                  74,800    2,945,624
                                                                        ---------
                                                                        4,763,785
                                                                        ---------

INVESTMENT BANKING & BROKERAGE - 1.7%
Goldman Sachs Group, Inc.                                     11,000    1,025,640
Merrill Lynch & Company, Inc.                                 16,600      825,352
                                                                        ---------
                                                                        1,850,992
                                                                        ---------
LIFE & HEALTH INSURANCE - 1.0%
AFLAC, Inc.                                                   27,900    1,093,959
                                                                        ---------
                                                                        1,093,959
                                                                        ---------

MANAGED HEALTH CARE - 1.4%
UnitedHealth Group, Inc.                                      20,700    1,526,418
                                                                        ---------
                                                                        1,526,418
                                                                        ---------

                                                           NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                           ---------   ----------
COMMON STOCKS - (CONTINUED)
MOTORCYCLE MANUFACTURERS - 1.1%
Harley-Davidson, Inc.                                         18,800   $1,117,472
                                                                       ----------
                                                                        1,117,472
                                                                       ----------

MOVIES & ENTERTAINMENT - 4.4%
Time Warner, Inc.*                                           115,300    1,860,942

Viacom, Inc. (Cl.B)                                           82,800    2,778,768
                                                                      -----------
                                                                        4,639,710
                                                                      -----------

MULTI-LINE INSURANCE - 5.3%
American International Group, Inc.                            82,699    5,622,705
                                                                      -----------
                                                                        5,622,705
                                                                      -----------

OIL & GAS EQUIPMENT & SERVICES - 0.9%
BJ Services Company                                           18,300      959,103
                                                                      -----------
                                                                          959,103
                                                                      -----------

OIL & GAS EXPLORATION & PRODUCTION - 0.2%
Andarko Petroleum Corporation                                  3,000      199,080
                                                                      -----------
                                                                          199,080
                                                                      -----------

PHARMACEUTICALS - 6.2%
Johnson & Johnson                                             82,664    4,656,463
Merck & Company, Inc.                                         58,000    1,914,000
                                                                      -----------
                                                                        6,570,463
                                                                      -----------

PROPERTY & CASUALTY INSURANCE -  2.7%
Chubb Corporation                                             41,300    2,902,564
                                                                      -----------
                                                                        2,902,564
                                                                      -----------

SEMICONDUCTOR EQUIPMENT - 0.5%
Applied Materials, Inc.*                                      33,700      555,713
                                                                      -----------
                                                                          555,713
                                                                      -----------

SEMICONDUCTORS -  2.6%
Analog Devices, Inc.                                           5,800      224,924
Intel Corporation                                            127,900    2,565,674
                                                                      -----------
                                                                        2,790,598
                                                                      -----------

SOFT DRINKS - 5.2%
Coca-Cola Company                                             59,550    2,384,977
PepsiCo, Inc.                                                 65,000    3,162,250
                                                                      -----------
                                                                        5,547,227
                                                                      -----------

SYSTEMS SOFTWARE - 8.2%
Microsoft Corporation                                        251,100    6,942,915
Oracle Corporation*                                           89,800    1,012,944
Veritas Software Corporation*                                 43,600      776,080
                                                                      -----------
                                                                        8,731,939
                                                                      -----------

TOTAL COMMON STOCKS
 (cost $107,174,319)                                                  103,605,492
                                                                      -----------

                                                           PRINCIPAL      MARKET
                                                            AMOUNT        VALUE
                                                          ----------   ------------
U. S. GOVERNMENT AGENCIES - 3.1%
Federal Home Loan Bank,
     1.74%, 10-22-04                                      $1,100,000   $  1,098,883

Federal National Mortgage Association,
     1.72%, 10-12-04                                       1,519,000      1,518,202
     1.735%, 10-19-04                                        700,000        699,393
                                                                       ------------
                                                                          3,316,478
                                                                       ------------

TOTAL U.S. GOVERNMENT AGENCIES
     (cost $3,316,478)                                                    3,316,478
                                                                       ------------

REPURCHASE AGREEMENT - 0.3%
United Missouri Bank, 1.35%, dated 9-30-04, matures
    10-01-04;repurchase amount of $325,049
    (Collateralized by U.S. Treasury Notes, 10-31-04
    with a value of $332,010)                                325,000        325,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENT
     (cost $325,000)                                                        325,000
                                                                       ------------
TOTAL INVESTMENTS - 100.8%
     (cost $110,815,797)                                                107,246,970
LIABILITIES, LESS CASH AND OTHER ASSETS - (0.8%)                           (819,229)
                                                                       ------------
TOTAL NET ASSETS  - 100.0%                                             $106,427,741
                                                                       ============

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $110,821,585. For federal income tax purposes, the net unrealized depreciation on investments amounted to $3,574,615, which consisted of $15,447,994 of aggregate gross unrealized appreciation and $19,022,609 of aggregate gross unrealized depreciation.

*Non-income producing security.

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                 NUMBER OF      MARKET
                                                  SHARES        VALUE
CONVERTIBLE BOND - 0.6%
PHARMACEUTICALS - 0.6%

Ligand Pharmaceuticals, Inc., 6.00% - 2007(2)    $1,000,000    1,758,750
                                                               ---------
     TOTAL CONVERTIBLE BONDS
       (cost $1,000,000)                                       1,758,750
                                                               ---------

PREFERRED STOCK - 0.2%
DIVERSIFIED METALS & MINING - 0.2%
Arch Coal, Inc., 5.00% - 2049                         5,200      465,400
                                                               ---------
     TOTAL PREFERRED STOCK
       (cost $260,000)                                           465,400
                                                               ---------

COMMON STOCKS - 95.2%
AEROSPACE & DEFENSE - 1.5%
Aviall, Inc.*                                        74,100    1,511,640
Curtiss-Wright Corporation                           40,000    2,289,200
                                                               ---------
                                                               3,800,840
                                                               ---------

AGRICULTURAL PRODUCTS - 3.7%
Archer-Daniels-Midland Company                      320,000    5,433,600
Corn Products International, Inc.                    87,000    4,010,700
                                                               ---------
                                                               9,444,300
                                                               ---------
AIR FREIGHT & LOGISTICS - 0.5%
Airnet Systems, Inc. *                              182,000      782,600
Stonepath Group, Inc.*(3),(4)                       520,000      425,880
                                                               ---------
                                                               1,208,480
                                                               ---------

APPAREL RETAIL - 0.3%
Children's Place Retail Stores, Inc.*                34,800      832,068
                                                               ---------
                                                                 832,068
                                                               ---------

APPLICATION SOFTWARE - 0.6%
Ulticom, Inc. *                                     110,500    1,632,085
                                                               ---------
                                                               1,632,085
                                                               ---------

BIOTECHNOLOGY - 1.0%
Millennium Pharmaceuticals, Inc.*                   180,000    2,467,800
                                                               ---------
                                                               2,467,800
                                                               ---------

COMMUNICATIONS EQUIPMENT - 1.0%
Avanex Corporation *                              1,123,800    2,292,552
Ciena Corporation *                                 200,000      396,000
                                                               ---------
                                                               2,688,552
                                                               ---------

COMPUTER STORAGE & PERIPHERALS - 0.8%
Adaptec, Inc.*                                      254,600    1,934,960
                                                               ---------
                                                               1,934,960
                                                               ---------

CONSTRUCTION & ENGINEERING - 6.6%
Dycom Industries, Inc. *                            102,000    2,895,780
MasTec, Inc.*                                       336,400    1,766,100

                                                NUMBER OF     MARKET
                                                 SHARES        VALUE
COMMON STOCKS (CONTINUED)
CONSTRUCTION & ENGINEERING (CONTINUED)

Quanta Services, Inc. *                           663,700    $ 4,015,385
Shaw Group, Inc. *                                695,000      8,340,000
                                                             -----------
                                                              17,017,265
                                                             -----------

DATA PROCESSING & OUTSOURCED SERVICES - 3.0%
Computer Sciences Corporation *                   165,000      7,771,500
                                                             -----------
                                                               7,771,500
                                                             -----------

DIVERSIFIED COMMERCIAL SERVICES - 1.7%
Angelica Corporation                                4,500        111,960
FTI Consulting, Inc. *                            231,000      4,365,900
                                                             -----------
                                                               4,477,860
                                                             -----------

DIVERSIFIED METALS & MINING - 10.2%
Arch Coal, Inc.                                   149,400      5,302,206
Consol Energy, Inc.                                40,100      1,399,089
Inco, Ltd.*                                       258,000     10,074,900
Phelps Dodge Corporation*(1)                       60,000      5,521,800
Usec, Inc.                                        413,100      4,283,847
                                                             -----------
                                                              26,581,842
                                                             -----------

ELECTRIC UTILITIES - 4.0%
Cinergy Corporation                                64,000      2,534,400
KFx Inc.*                                       1,008,000      7,771,680
                                                             -----------
                                                              10,306,080
                                                             -----------

ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
Electric City Corporation*                      1,200,000      1,656,000
Power-One, Inc.*                                  120,000        777,600
Preformed Line Products Company                     1,400         42,252
Thomas & Betts Corporation*                       100,000      2,682,000
                                                             -----------
                                                               5,157,852
                                                             -----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 3.4%
Maxwell Technologies, Inc. *                      343,200      3,538,392
Merix Corporation*                                335,000      3,470,600
Powell Industries, Inc. *                         101,700      1,713,645
                                                             -----------
                                                               8,722,637
                                                             -----------

ENVIRONMENTAL SERVICES - 1.2%
Republic Services, Inc.                            45,000      1,339,200
TRC Companies, Inc. *                             100,000      1,877,000
                                                             -----------
                                                               3,216,200
                                                             -----------

FERTILIZERS & AGRICULTURAL CHEMICALS - 1.5%
Potash Corporation of Saskatchewan, Inc.           60,000      3,850,200
                                                             -----------
                                                               3,850,200
                                                             -----------

FOOTWEAR - 0.8%
Brown Shoe Company, Inc.                           80,000      2,004,800
                                                             -----------
                                                               2,004,800
                                                             -----------

HEALTH CARE FACILITIES - 2.4%
Community Health Systems, Inc.*                   100,000      2,668,000
Triad Hospitals, Inc.*                            102,000      3,512,880
                                                             -----------
                                                               6,180,880
                                                             -----------


                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
COMMON STOCKS (CONTINUED)
HEALTH CARE SERVICES - 1.8%
Hooper Holmes, Inc.                               807,700     $3,618,496
NDCHealth Corporation                              66,000      1,059,300
                                                              ----------
                                                               4,677,796
                                                              ----------
HOME FURNISHINGS - 0.4%

Mohawk Industries, Inc. *                                  14,000     1,111,460
                                                                     ----------
                                                                      1,111,460
                                                                     ----------

INDUSTRIAL CONGLOMERATES - 1.1%
Alleghany Corporation *                                    10,506     2,867,087
                                                                     ----------
                                                                      2,867,087
                                                                     ----------

INDUSTRIAL MACHINERY - 1.5%
Capstone Turbine Corporation*                           1,150,000     1,759,500
Quixote Corporation                                        97,200     1,874,016
Valmont Industries, Inc.                                   12,800       267,136
                                                                     ----------
                                                                      3,900,652
                                                                     ----------

INSURANCE BROKERS - 2.3%
AON Corporation(1)                                        177,000     5,086,980
Hub International, Ltd.                                    45,700       826,256
                                                                     ----------
                                                                      5,913,236
                                                                     ----------

INTEGRATED OIL & GAS - 3.0%
Murphy Oil Corporation                                     88,000     7,635,760
                                                                     ----------
                                                                      7,635,760
                                                                     ----------

INTERNET SOFTWARE & SERVICES - 0.5%
Global Crossing, Ltd.*                                     75,000     1,239,000
S1 Corporation *                                           11,550        92,169
                                                                     ----------
                                                                      1,331,169
                                                                     ----------

INVESTMENT BANKING & BROKERAGE - 0.6%
American Capital Strategies, Ltd.                          50,000     1,567,000
                                                                     ----------
                                                                      1,567,000
                                                                     ----------

IT CONSULTING & OTHER SERVICES - 2.1%
Acxiom Corporation(1)                                     170,000     4,035,800
Keane, Inc. *                                             100,000     1,536,000
                                                                     ----------
                                                                      5,571,800
                                                                     ----------

MARINE - 1.1%
Frontline, Ltd.                                            55,000     2,595,450
Ship Finance International, Ltd.                           19,250       386,925
                                                                     ----------
                                                                      2,982,375
                                                                     ----------

MULTI-LINE INSURANCE - 1.5%
American Financial Group, Inc.                            132,000     3,945,480
                                                                     ----------
                                                                      3,945,480
                                                                     ----------

OIL & GAS DRILLING - 0.7%
Nabors Industries, Ltd.*                                   40,000     1,894,000
                                                                     ----------
                                                                      1,894,000
                                                                     ----------

OIL & GAS EQUIPMENT & SERVICES - 1.6%
Key Energy Services, Inc. *                               382,000     4,221,100
                                                                     ----------
                                                                      4,221,100
                                                                     ----------

                                                        NUMBER OF     MARKET
                                                         SHARES       VALUE
COMMON STOCKS (CONTINUED)
OIL & GAS EXPLORATION & PRODUCTION - 3.1%
Denbury Resources, Inc. *                                203,000    $ 5,156,200
Pioneer Natural Resources Company                         80,396      2,755,918
                                                                    -----------
                                                                      7,912,118
                                                                    -----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 2.4%
Williams Companies, Inc.                                 520,000      6,292,000
                                                                    -----------
                                                                      6,292,000
                                                                    -----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.4%
Principal Financial Group, Inc.                          100,000      3,597,000
                                                                    -----------

                                                                    -----------
                                                                      3,597,000
                                                                    -----------

PACKAGED FOODS & MEATS - 2.2%
Hain Celestial Group, Inc. *                              75,000      1,326,000
Hormel Foods Corporation                                 165,000      4,418,700
                                                                    -----------
                                                                      5,744,700
                                                                    -----------

PAPER PACKAGING - 2.3%
Bemis Company, Inc.                                      100,000      2,658,000
Sonoco Products Company                                  125,000      3,305,000
                                                                    -----------
                                                                      5,963,000
                                                                    -----------

PHARMACEUTICALS - 1.7%
Hollis-Eden Pharmaceuticals, Inc. *                      193,803      2,087,258
Ligand Pharmaceuticals, Inc. (Cl. B) *                   243,200      2,436,864
                                                                    -----------
                                                                      4,524,122
                                                                    -----------

PROPERTY & CASUALTY INSURANCE - 4.4%
First American Corporation                               177,400      5,469,242
W. R. Berkley Corporation                                140,000      5,902,400
                                                                    -----------
                                                                     11,371,642
                                                                    -----------

REAL ESTATE INVESTMENT TRUSTS - 2.9%
Bimini Mortgage Management, Inc.*                         95,000      1,497,200
HomeBanc Corporation*                                    321,600      2,894,400
MortgageIt Holdings, Inc.*                               218,100      3,151,545
                                                                    -----------
                                                                      7,543,145
                                                                    -----------

REGIONAL BANKS - 2.8%
Corus Bankshares, Inc.                                    13,600        586,568
Iberiabank Corporation                                    17,000        981,240
Mercantile Bankshares Corporation                         50,000      2,398,000
Wilmington Trust Corporation                              39,000      1,412,190
Zions Bancorporation                                      32,000      1,953,280
                                                                    -----------
                                                                      7,331,278
                                                                    -----------

SEMICONDUCTOR EQUIPMENT - 1.5%
Ultratech, Inc.*                                      249,000.00      3,901,830
                                                                    -----------
                                                                      3,901,830
                                                                    -----------

SEMICONDUCTORS - 2.2%
Applied Micro Circuits Corporation*                      550,000      1,721,500
IXYS Corporation *                                       361,900      2,598,442
MIPS Technologies, Inc. *                                  6,200         35,340
Stats Chippac, Ltd. ADR*                                 217,500      1,300,650
                                                                    -----------
                                                                      5,655,932
                                                                    -----------

                                                                   NUMBER OF         MARKET
                                                                    SHARES           VALUE
COMMON STOCKS (CONTINUED)
SPECIALTY CHEMICALS - 1.5%
H.B. Fuller Company                                                     85,000     $   2,329,000
Material Sciences Corporation*                                          57,000           768,930
Minerals Technologies, Inc.                                             15,000           882,900
                                                                                   -------------
                                                                                       3,980,830
                                                                                   -------------

SPECIALTY STORES - 0.4%
Linens 'n Things, Inc. *                                                44,500         1,031,066
                                                                                   -------------
                                                                                       1,031,066
                                                                                   -------------

TIRES & RUBBER - 0.0%
Bandag, Inc.                                                             2,600           113,880
                                                                                   -------------
                                                                                         113,880
                                                                                   -------------

TRUCKING - 1.2%
SCS Transportation, Inc. *                                              11,000           208,340

Werner Enterprises, Inc.                                               157,000         3,031,670
                                                                                   -------------
                                                                                       3,240,010
                                                                                   -------------

WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Wireless Facilities, Inc.*                                             296,400         2,065,908
                                                                                   -------------
                                                                                       2,065,908
                                                                                   -------------
    TOTAL COMMON STOCKS
        (cost $195,325,343)                                                          247,183,577
                                                                                   -------------

WARRANTS - 0.0%
Electric City Corporation                                              350,000           103,257
                                                                                   -------------
     TOTAL WARRANTS
       (cost $327,719)                                                                   103,257
                                                                                   -------------

U. S. GOVERNMENT SPONSORED AGENCIES - 4.1%
Federal Home Loan Bank:
   1.67%, 10-6-04                                                $   1,230,000         1,229,715
   1.74%, 10-22-04                                               $     650,000           649,340
                                                                                   -------------
                                                                                       1,879,055

Federal National Mortgage Association:
   1.53%, 10-01-04                                               $   1,200,000         1,200,000
   1.67%, 10-05-04                                               $   2,000,000         1,999,629
   1.72%, 10-12-04                                               $   3,070,000         3,068,386
   1.73%, 10-13-04                                               $   2,473,000         2,471,574
                                                                                   -------------
                                                                                       8,739,589
                                                                                   -------------
     TOTAL U.S. GOVERNMENT AGENCIES (cost $10,618,644)                                10,618,644
                                                                                   -------------

REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 1.35%, dated 9-30-04, matures 10-01-04;
     repurchase amount of $108,004 (Collateralized by U.S.
     Treasury Note, 10-31-04 with a value of $110,000)           $     108,000           108,000
                                                                                   -------------
     TOTAL REPURCHASE AGREEMENT
     (cost $108,000)                                                                     108,000
                                                                                   -------------
     TOTAL INVESTMENTS
       (cost $207,639,706) - 100.2%                                                  260,237,628
     LIABILITIES, LESS CASH & OTHER ASSETS - (0.2%)                                     (553,161)
                                                                                   -------------
     TOTAL NET ASSETS - 100.0%                                                     $ 259,684,467
                                                                                   =============

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $207,601,999. For federal income tax purposes, the net unrealized appreciation on investments amounted to $52,635,629 which consisted of $62,614,909 of aggregate gross unrealized appreciation and $9,979,280 of aggregate gross unrealized depreciation.

*Non-income producing security

ADR (American Depositary Receipt)

      (1)   Security is segregated as collateral for written option contracts.

      (2) Security is a 144A Series. The total market value of 144A securities is $2,881,250 (cost $1,000,000), or 1.1% of total net assets.

      (3) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $425,880 (cost $702,000), or 0.2% of total net assets.

      (4) Security is a restricted security. The total market value of restricted securities is $425,880 (cost $702,000), or 0.2% of total net assets. The acquisition date was February 25, 2003.

The following options written were outstanding for Series V as of September 30, 2004:

SERIES V CALL OPTIONS WRITTEN OUTSTANDING

                                                     EXPIRATION      EXERCISE          NUMBER OF       MARKET
COMMON STOCK                                            DATE          PRICE            CONTRACTS        VALUE
-------------------------------------------------    ----------    ----------        ------------    --------
Phelps Dodge Corporation                             10/15/2004       $ 70.00             180        $ 394,200
                                                                                          ---        ---------
Total call options outstanding (premiums received, $103,858)                              180        $ 394,200
                                                                                          ===        =========

SERIES V PUT OPTIONS WRITTEN OUTSTANDING

                                                   EXPIRATION      EXERCISE         NUMBER OF       MARKET
COMMON STOCK                                          DATE          PRICE           CONTRACTS        VALUE
---------------------------                        ----------     ---------         ---------       ------
Granite Construction, Inc.                         11/19/2004       $ 22.50             580        $ 23,200
Shaw Group, Inc.                                   10/15/2004         12.50             950          61,750
                                                                                      -----        --------
Total put options outstanding (premiums received, $166,441)                           1,530        $ 84,950
                                                                                      =====        ========

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                             NUMBER       MARKET
                                            OF SHARES     VALUE
COMMON STOCKS - 97.5%
AEROSPACE & DEFENSE - 1.4%
Boeing Company                                  3,200    $165,184
General Dynamics Corporation                      400      40,840
Honeywell International, Inc.                   2,600      93,236
Northrop Grumman Corporation                      300      15,999
Precision Castparts Corporation                   400      24,020
United Defense Industries, Inc.*                  500      19,995
United Technologies Corporation                 3,000     280,140
                                                         --------
                                                          639,414
                                                         --------

AGRICULTURAL PRODUCTS - 0.0%
Archer-Daniels-Midland Company                    400       6,792
                                                         --------
                                                            6,792
                                                         --------

AIR FREIGHT & LOGISTICS - 0.8%
CNF, Inc.                                         600      24,594
EGL, Inc.*                                        300       9,078
Expeditors International of Washington, Inc.      100       5,170
J.B. Hunt Transport Services, Inc.                900      33,426
Ryder System, Inc.                                700      32,928
United Parcel Service, Inc. (Cl.B)              3,300     250,536
                                                         --------
                                                          355,732
                                                         --------

ALUMINUM - 0.4%
Alcoa, Inc.                                     6,200     208,258
                                                         --------
                                                          208,258
                                                         --------

APPAREL RETAIL - 0.8%
Abercrombie & Fitch Company                       900      28,350
Aeropostale, Inc.*                                550      14,410
American Eagle Outfitters, Inc.                   800      29,480
AnnTaylor Stores Corporation*                     675      15,795
Foot Locker, Inc.                                 400       9,480
Gap, Inc.                                       6,700     125,290
Limited Brands                                    700      15,603
Pacific Sunwear of California, Inc.*            1,775      37,364
Talbots, Inc.                                     800      19,832
TJX Companies, Inc.                             2,600      57,304
                                                         --------
                                                          352,908
                                                         --------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Jones Apparel Group, Inc.                         300      10,740
                                                         --------
                                                           10,740
                                                         --------

APPLICATION SOFTWARE - 0.2%
Amdocs, Ltd.*                                     900      19,647
Autodesk, Inc.                                    700      34,041
Compuware Corporation*                          2,100      10,815
Siebel Systems, Inc.*                           1,000       7,540
Tibco Software, Inc.*                           2,000      17,020
                                                         --------
                                                           89,063
                                                         --------

                                            NUMBER    MARKET
                                          OF SHARES   VALUE
COMMON STOCKS - (CONTINUED)
ASSET MANAGEMENT & CUSTODY BANKS - 0.4%
Affiliated Managers Group, Inc.*              150    $  8,031
Bank of New York Company, Inc.              3,300      96,261
Legg Mason, Inc.                              150       7,991
Mellon Financial Corporation                1,200      33,228
Northern Trust Corporation                    800      32,640
T. Rowe Price Group, Inc.                     100       5,094
                                                     --------
                                                      183,245
                                                     --------

AUTO PARTS & EQUIPMENT - 0.2%
Aftermarket Technology Corporation*           129       1,623
Autoliv, Inc.                                 500      20,200
Dana Corporation                            2,300      40,687
Lear Corporation                              200      10,890
                                                     --------
                                                       73,400
                                                     --------

AUTOMOBILE MANUFACTURERS - 0.3%
Ford Motor Company                          7,274     102,200
General Motors Corporation                  1,000      42,480
                                                     --------
                                                      144,680
                                                     --------

BIOTECHNOLOGY - 1.0%
Amgen, Inc.*                                6,500     368,420
Genentech, Inc.*                            1,600      83,872
Gen-Probe, Inc.*                              100       3,987
                                                     --------
                                                      456,279
                                                     --------

BREWERS - 0.3%
Anheuser-Busch Companies, Inc.              3,200     159,840
                                                     --------
                                                      159,840
                                                     --------

BROADCASTING & CABLE TV - 0.8%
Clear Channel Communications, Inc.          1,700      52,989
Comcast Corporation*                       10,131     286,099
Cox Communications, Inc.*                   1,500      49,695
                                                     --------
                                                      388,783
                                                     --------

BUILDING PRODUCTS - 0.2%
American Standard Companies, Inc.*            200       7,782
Masco Corporation                           2,000      69,060
                                                     --------
                                                       76,842
                                                     --------

CASINOS & GAMING - 0.4%
Caesars Entertainment, Inc.*                1,500      25,050
Harrah's Entertainment, Inc.                  300      15,894
International Game Technology               2,300      82,685
Mandalay Resort Group                         600      41,190
                                                     --------
                                                      164,819
                                                     --------

CATALOG RETAIL - 0.0%
IAC/InterActiveCorp*                          900      19,818
                                                     --------
                                                       19,818
                                                     --------

                                               NUMBER      MARKET
                                              OF SHARES    VALUE
COMMON STOCKS - (CONTINUED)
COMMUNICATIONS EQUIPMENT - 3.3%
Adtran, Inc.                                      200    $    4,536
Avaya, Inc.*                                    1,100        15,334
Brocade Communications Systems, Inc.*             900         5,085
Cisco Systems, Inc.*                           43,700       790,970
Comverse Technology, Inc.*                        100         1,883
Corning, Inc.*                                  2,800        31,024
Harris Corporation                                300        16,482
Lucent Technologies, Inc.*                     15,300        48,501
Motorola, Inc.                                 12,300       221,892
Qualcomm, Inc.                                 10,400       406,016
Scientific Atlanta, Inc.                        1,400        36,288
                                                         ----------
                                                          1,578,011
                                                         ----------

COMPUTER & ELECTRONICS RETAIL - 0.2%
Best Buy Company, Inc.                          1,400        75,936
Circuit City Stores, Inc.                       1,700        26,078
RadioShack Corporation                            400        11,456
                                                         ----------
                                                            113,470
                                                         ----------

COMPUTER HARDWARE - 4.2%
Apple Computer, Inc.*                           2,200        85,250
Dell, Inc.*                                    17,400       619,440
Hewlett-Packard Company                        21,700       406,875
International Business Machines Corporation     9,800       840,252
NCR Corporation*                                  500        24,795
Sun Microsystems, Inc.*                         4,900        19,796
                                                         ----------
                                                          1,996,408
                                                         ----------

COMPUTER STORAGE & PERIPHERALS - 0.3%
Lexmark International, Inc.*                    1,300       109,213
Storage Technology Corporation*                 1,000        25,260
                                                         ----------
                                                            134,473
                                                         ----------

CONSTRUCTION & FARM MACHINERY - 0.5%
Caterpillar, Inc.                                 800        64,360
Cummins, Inc.                                     300        22,167
Deere & Company                                   800        51,640
Paccar, Inc.                                    1,200        82,944
                                                         ----------
                                                            221,111
                                                         ----------

CONSTRUCTION MATERIALS - 0.1%
Eagle Materials, Inc. (Cl.B)                      178        12,282
Vulcan Materials Company                          200        10,190
                                                         ----------
                                                             22,472
                                                         ----------

CONSUMER ELECTRONICS - 0.1%
Harman International Industries, Inc.             200        21,550
                                                         ----------
                                                             21,550
                                                         ----------

CONSUMER FINANCE - 1.1%
American Express Company                        5,300       272,738
Capital One Financial Corporation                 700        51,730
CIT Group, Inc.                                 1,100        41,129
MBNA Corporation                                5,500       138,600
                                                         ----------
                                                            504,197
                                                         ----------

                                                NUMBER       MARKET
                                               OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES - 0.4%
Automatic Data Processing, Inc.                  3,000    $  123,960
Bisys Group, Inc.*                                 400         5,844
CheckFree Corporation*                             600        16,602
Computer Sciences Corporation*                     400        18,840
Convergys Corporation*                           1,400        18,802
CSG Systems International, Inc.*                   200         3,082
                                                          ----------
                                                             187,130
                                                          ----------

DEPARTMENT STORES - 0.4%
Dillard's, Inc.                                    300         5,922
Federated Department Stores, Inc.                1,000        45,430
J.C. Penney Company, Inc.                        1,000        35,280
May Department Stores Company                      600        15,378
Neiman Marcus Group, Inc.                          100         5,750
Nordstrom, Inc.                                    800        30,592
Sears, Roebuck & Company                         1,000        39,850
                                                          ----------
                                                             178,202
                                                          ----------

DISTRIBUTORS - 0.0%
Genuine Parts Company                              100         3,838
                                                          ----------
                                                               3,838
                                                          ----------

DIVERSIFIED BANKS - 5.9%
Bank of America Corporation                     27,184     1,177,883
Comerica, Inc.                                     700        41,545
U.S. Bancorp                                    16,633       480,694
Wachovia Corporation                            10,200       478,890
Wells Fargo & Company                           10,700       638,041
                                                          ----------
                                                           2,817,053
                                                          ----------

DIVERSIFIED CAPITAL MARKETS - 2.1%
J.P. Morgan Chase & Company                     25,328     1,006,281
                                                          ----------
                                                           1,006,281
                                                          ----------

DIVERSIFIED CHEMICALS - 0.5%
Cabot Corporation                                  200         7,714
Dow Chemical Company                             3,000       135,540
E.I. du Pont de Nemours & Company                1,900        81,320
Eastman Chemical Company                           100         4,755
Engelhard Corporation                              300         8,505
FMC Corporation*                                   100         4,857
                                                          ----------
                                                             242,691
                                                          ----------

DIVERSIFIED COMMERCIAL SERVICES - 0.2%
Apollo Group, Inc.*                                700        51,359
Cendant Corporation                              1,300        28,080
H & R Block, Inc.                                  300        14,826
ITT Educational Services, Inc.*                    500        18,025
                                                          ----------
                                                             112,290
                                                          ----------

DIVERSIFIED METALS & MINING - 0.1%
Phelps Dodge Corporation*                          600        55,218
Southern Peru Copper Corporation                   100         5,166
                                                          ----------
                                                              60,384
                                                          ----------

                                                           NUMBER     MARKET
                                                          OF SHARES   VALUE
COMMON STOCKS - (CONTINUED)
DRUG RETAIL - 0.1%
Walgreen Company                                            1,000    $ 35,830
                                                                     --------
                                                                       35,830
                                                                     --------

ELECTRIC UTILITIES - 0.3%
American Electric Power Company, Inc.                         300       9,588
Edison International                                        1,400      37,114
Exelon Corporation                                          2,524      92,606
Progress Energy, Inc. - Contingent Value Obligation* (1)      400          56
Wisconsin Energy Corporation                                  100       3,190
                                                                     --------
                                                                      142,554
                                                                     --------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Cooper Industries, Ltd.                                       300      17,700
Emerson Electric Company                                    1,700     105,213
Rockwell Automation, Inc.                                     300      11,610
                                                                     --------
                                                                      134,523
                                                                     --------

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Agilent Technologies, Inc.*                                 1,300      28,041
Tektronix, Inc.                                               300       9,975
                                                                     --------
                                                                       38,016
                                                                     --------

ELECTRONIC MANUFACTURING SERVICES - 0.1%
Amphenol Corporation*                                         500      17,130
Molex, Inc. (Voting)                                          500      14,910
Molex, Inc. (Non-Voting)                                      500      13,155
Sanmina-SCI Corporation*                                    2,200      15,510
                                                                     --------
                                                                       60,705
                                                                     --------

EMPLOYMENT SERVICES - 0.1%
Robert Half International, Inc.                             1,400      36,078
                                                                     --------
                                                                       36,078
                                                                     --------

ENVIRONMENTAL SERVICES - 0.1%
Republic Services, Inc.                                       800      23,808
Waste Management, Inc.                                        600      16,404
                                                                     --------
                                                                       40,212
                                                                     --------

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.1%
Monsanto Company                                            1,600      58,272
                                                                     --------
                                                                       58,272
                                                                     --------

FOOD DISTRIBUTORS - 0.2%
Sysco Corporation                                           2,700      80,784
                                                                     --------
                                                                       80,784
                                                                     --------

FOOD RETAIL - 0.0%
Albertson's, Inc.                                             700      16,751
                                                                     --------
                                                                       16,751
                                                                     --------

FOOTWEAR - 0.2%
Nike, Inc. (Cl.B)                                             900      70,920
Timberland Company*                                           700      39,760
                                                                     --------
                                                                      110,680
                                                                     --------

                                              NUMBER     MARKET
                                             OF SHARES   VALUE
COMMON STOCKS - (CONTINUED)
FOREST PRODUCTS - 0.1%
Louisiana-Pacific Corporation                  1,700    $ 44,115
Weyerhaeuser Company                             400      26,592
                                                        --------
                                                          70,707
                                                        --------

GENERAL MERCHANDISE STORES - 0.3%
Dollar General Corporation                       200       4,030
Kmart Holding Corporation*                       100       8,747
Target Corporation                             3,100     140,275
                                                        --------
                                                         153,052
                                                        --------

HEALTH CARE DISTRIBUTORS - 0.1%
AmerisourceBergen Corporation                    200      10,742
Andrx Corporation*                             1,300      29,068
Cardinal Health, Inc.                            100       4,377
                                                        --------
                                                          44,187
                                                        --------

HEALTH CARE EQUIPMENT - 1.6%
Baxter International, Inc.                       100       3,216
Becton, Dickinson & Company                    1,400      72,380
Bio-Rad Laboratories, Inc.*                      100       5,110
C.R. Bard, Inc.                                  100       5,663
Dade Behring Holdings, Inc.*                     100       5,566
Guidant Corporation                              300      19,812
Medtronic, Inc.                                8,100     420,390
PerkinElmer, Inc.                              1,600      27,552
St. Jude Medical, Inc.*                          600      45,162
Stryker Corporation*                           2,800     134,624
Thermo Electron Corporation*                     400      10,808
VISX, Inc.*                                      300       6,180
                                                        --------
                                                         756,463
                                                        --------

HEALTH CARE FACILITIES - 0.1%
LifePoint Hospitals, Inc.*                       700      21,007
Select Medical Corporation                       300       4,029
Sunrise Senior Living, Inc.*                     200       7,024
                                                        --------
                                                          32,060
                                                        --------

HEALTH CARE SERVICES - 0.4%
Advisory Board Company*                          300      10,080
Covance, Inc.*                                   600      23,982
Express Scripts, Inc.*                           100       6,534
IMS Health, Inc.                                 893      21,361
Laboratory Corporation of America Holdings*      600      26,232
Medco Health Soulutions, Inc.*                 1,947      60,162
Pediatrix Medical Group, Inc.*                   600      32,910
Quest Diagnostics, Inc.                          300      26,466
                                                        --------
                                                         207,727
                                                        --------

HEALTH CARE SUPPLIES - 0.1%
Bausch & Lomb, Inc.                              500      33,225
                                                        --------
                                                          33,225
                                                        --------

HOME ENTERTAINMENT SOFTWARE - 0.1%
Electronic Arts, Inc.*                           300      13,797
Take-Two Interactive Software, Inc.*             500      16,425
                                                        --------
                                                          30,222
                                                        --------

                                         NUMBER      MARKET
                                        OF SHARES    VALUE
COMMON STOCKS - (CONTINUED)
HOME FURNISHINGS - 0.0%
Leggett & Platt, Inc.                       100    $    2,810
Newell Rubbermaid, Inc.                     200         4,008
                                                   ----------
                                                        6,818
                                                   ----------

HOME IMPROVEMENT RETAIL - 1.7%
Home Depot, Inc.                         17,300       678,160
Lowe's Companies, Inc.                    1,900       103,265
Sherwin-Williams Company                    800        35,168
                                                   ----------
                                                      816,593
                                                   ----------

HOMEBUILDING - 0.5%
Cavco Industries, Inc.*                      60         2,266
D.R. Horton, Inc.                           200         6,622
Hovnanian Enterprises, Inc.*                700        28,070
KB Home                                     600        50,694
Lennar Corporation (Cl.B)                   340        14,892
M.D.C. Holdings, Inc.                       580        42,398
Meritage Homes Corporation*                 200        15,720
Pulte Homes, Inc.                           100         6,137
Ryland Group, Inc.                          500        46,330
Standard Pacific Corporation                300        16,911
                                                   ----------
                                                      230,040
                                                   ----------

HOTELS, RESORTS & CRUISE LINES - 0.1%
Choice Hotels International, Inc.           100         5,759
Marriott International, Inc.                900        46,764
                                                   ----------
                                                       52,523
                                                   ----------

HOUSEHOLD APPLIANCES - 0.1%
Black & Decker Corporation                  200        15,488
Stanley Works                               300        12,759
Whirlpool Corporation                       200        12,018
                                                   ----------
                                                       40,265
                                                   ----------

HOUSEHOLD PRODUCTS - 2.2%
Colgate-Palmolive Company                 1,900        85,842
Energizer Holdings, Inc.*                   200         9,220
Kimberly-Clark Corporation                1,500        96,885
Procter & Gamble Company                 15,900       860,508
                                                   ----------
                                                    1,052,455
                                                   ----------

HOUSEWARES & SPECIALTIES - 0.0%
Yankee Candle Company, Inc.*                100         2,896
                                                   ----------
                                                        2,896
                                                   ----------

HYPERMARKETS & SUPERCENTERS - 2.0%
Costco Wholesale Corporation              2,600       108,056
Wal-Mart Stores, Inc.                    16,000       851,200
                                                   ----------
                                                      959,256
                                                   ----------

INDUSTRIAL CONGLOMERATES - 5.5%
3M Company                                6,400       511,808
General Electric Company                 61,600     2,068,528
Textron, Inc.                               300        19,281
                                                   ----------
                                                    2,599,617
                                                   ----------

                                                NUMBER      MARKET
                                               OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
INDUSTRIAL MACHINERY - 0.3%
Briggs & Stratton Corporation                      300    $   24,360
Dover Corporation                                  200         7,774
Illinois Tool Works, Inc.                          200        18,634
Ingersoll-Rand Company                             700        47,579
Pall Corporation                                   500        12,240
Parker-Hannifin Corporation                        500        29,430
SPX Corporation                                    200         7,080
                                                          ----------
                                                             147,097
                                                          ----------

INSURANCE BROKERS - 0.1%
AON Corporation                                  1,500        43,110
Marsh & McLennan Companies, Inc.                   300        13,728
                                                          ----------
                                                              56,838
                                                          ----------

INTEGRATED OIL & GAS - 7.0%
Amerada Hess Corporation                           400        35,600
ChevronTexaco Corporation                       15,582       835,818
ConocoPhillips                                   4,083       338,277
Exxon Mobil Corporation                         39,300     1,899,369
Marathon Oil Corporation                         2,100        86,688
Occidental Petroleum Corporation                 1,700        95,081
Tesoro Petroleum Corporation*                      300         8,859
                                                          ----------
                                                           3,299,692
                                                          ----------

INTEGRATED TELECOMMUNICATION SERVICES - 3.6%
Alltel Corporation                               1,400        76,874
BellSouth Corporation                           12,100       328,152
CenturyTel, Inc.                                   600        20,544
Citizens Communications Company*                 3,800        50,882
SBC Communications, Inc.                        22,800       591,660
Verizon Communications, Inc.                    16,300       641,894
                                                          ----------
                                                           1,710,006
                                                          ----------

INTERNET RETAIL - 0.4%
Amazon.com, Inc.*                                1,100        44,946
eBay, Inc.*                                      1,800       165,492
                                                          ----------
                                                             210,438
                                                          ----------

INTERNET SOFTWARE & SERVICES - 0.0%
EarthLink, Inc.*                                   500         5,150
United Online, Inc.*                             1,250        12,025
                                                          ----------
                                                              17,175
                                                          ----------

INVESTMENT BANKING & BROKERAGE - 1.6%
American Capital Strategies, Ltd.                  100         3,134
Bear Sterns Companies, Inc.                        600        57,702
Charles Schwab Corporation                         500         4,595
E*Trade Financial Corporation*                   2,000        22,840
Knight Trading Group, Inc.*                        800         7,384
Merrill Lynch & Company, Inc.                    5,700       283,404
Morgan Stanley                                   8,000       394,400
                                                          ----------
                                                             773,459
                                                          ----------

IT CONSULTING & OTHER SERVICES - 0.0%
Acxiom Corporation                                 300         7,122
                                                          ----------
                                                               7,122
                                                          ----------

                                              NUMBER      MARKET
                                             OF SHARES    VALUE
COMMON STOCKS - (CONTINUED)
LEISURE PRODUCTS - 0.1%
Action Performance Companies, Inc.             1,100    $   11,143
Brunswick Corporation                            300        13,728
Hasbro, Inc.                                     700        13,160
Marvel Enterprises, Inc.*                        200         2,912
Polaris Industries, Inc.                         200        11,164
                                                        ----------
                                                            52,107
                                                        ----------

LIFE & HEALTH INSURANCE - 0.5%
AFLAC, Inc.                                    2,000        78,420
Jefferson-Pilot Corporation                      100         4,966
Lincoln National Corporation                   1,000        47,000
MetLife, Inc.                                  1,900        73,435
StanCorp Financial Group, Inc.                   100         7,120
Torchmark Corporation                            100         5,318
                                                        ----------
                                                           216,259
                                                        ----------

MANAGED HEALTH CARE - 1.3%
Aetna, Inc.                                    1,100       109,923
Cigna Corporation                                600        41,778
Coventry Health Care, Inc.*                      800        42,696
UnitedHealth Group, Inc.                       1,957       144,309
WellChoice, Inc.*                                200         7,466
WellPoint Health Networks, Inc.*               2,400       252,216
                                                        ----------
                                                           598,388
                                                        ----------

MARINE - 0.1%
OMI Corporation                                1,100        17,622
Teekay Shipping Corporation                      800        34,472
                                                        ----------
                                                            52,094
                                                        ----------

MOTORCYCLE MANUFACTURERS - 0.1%
Harley-Davidson, Inc.                            400        23,776
                                                        ----------
                                                            23,776
                                                        ----------

MOVIES & ENTERTAINMENT - 1.9%
Time Warner, Inc.*                            21,700       350,238
Viacom, Inc. (Cl.B)                            9,500       318,820
Walt Disney Company                           10,800       243,540
                                                        ----------
                                                           912,598
                                                        ----------

MULTI-LINE INSURANCE - 2.5%
Allmerica Financial Corporation*                 700        18,816
American International Group, Inc.            14,837     1,008,768
Hartford Financial Services Group, Inc.        1,700       105,281
Loews Corporation                                900        52,650
                                                        ----------
                                                         1,185,515
                                                        ----------

MULTI-UTILITIES & UNREGULATED POWER - 0.1%
Constellation Energy Group                       500        19,920
Duke Energy Corporation                        1,500        34,335
                                                        ----------
                                                            54,255
                                                        ----------

OIL & GAS EQUIPMENT & SERVICES - 0.1%
Halliburton Company                              800        26,952
Oil States International, Inc.*                1,100        20,570
                                                        ----------
                                                            47,522
                                                        ----------

                                                         NUMBER      MARKET
                                                        OF SHARES    VALUE
COMMON STOCKS - (CONTINUED)
OIL & GAS EXPLORATION & PRODUCTION - 0.8%
Apache Corporation                                        1,300    $   65,143
Burlington Resources, Inc.                                2,900       118,320
Chesapeake Energy Corporation                             1,000        15,830
Cimarex Energy Company*                                     159         5,555
EOG Resources, Inc.                                         300        19,755
Houston Exploration Company*                                400        23,740
Kerr-McGee Corporation                                      100         5,725
Newfield Exploration Company*                               200        12,248
Noble Energy, Inc.                                          700        40,768
Pioneer Natural Resources Company                           200         6,896
Pogo Producing Company                                      100         4,745
Unocal Corporation                                        1,400        60,200
                                                                   ----------
                                                                      378,925
                                                                   ----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 0.5%
Frontier Oil Corporation                                  4,600       108,606
Overseas Shipholding Group, Inc.                            500        24,820
Sunoco, Inc.                                                700        51,786
Valero Energy Corporation                                   100         8,021
Williams Companies, Inc.                                  2,400        29,040
                                                                   ----------
                                                                      222,273
                                                                  ----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 3.5%
Citigroup, Inc.                                          34,331     1,514,684
Nationwide Financial Services, Inc.                         600        21,066
Principal Financial Group, Inc.                           2,700        97,119
St. Joe Company                                             100         4,777
                                                                   ----------
                                                                    1,637,646
                                                                   ----------

PACKAGED FOODS & MEATS - 0.6%
H.J. Heinz Company                                        3,400       122,468
Hershey Foods Corporation                                   400        18,684
Kellogg Company                                           1,200        51,192
Kraft Foods, Inc.                                           100         3,172
Sara Lee Corporation                                      2,600        59,436
Smithfield Foods, Inc.*                                     400        10,000
Tyson Foods, Inc.                                         1,300        20,826
                                                                   ----------
                                                                      285,778
                                                                   ----------

PAPER PRODUCTS - 0.1%
Georgia-Pacific Corporation                               1,500        53,925
MeadWestvaco Corporation                                    400        12,760
                                                                   ----------
                                                                       66,685
                                                                   ----------

PERSONAL PRODUCTS - 0.5%
Estee Lauder Companies, Inc.                                700        29,260
Gillette Company                                          4,700       196,178
                                                                   ----------
                                                                      225,438
                                                                   ----------

PHARMACEUTICALS - 9.0%
Abbott Laboratories                                       7,600       321,936
Bristol-Myers Squibb Company                              6,800       160,956
Eli Lilly & Company                                       5,400       324,270
Endo Pharmaceuticals Holdings, Inc.*                      1,600        29,376
Eon Labs, Inc.*                                             400         8,680
Forest Laboratories, Inc.*                                  400        17,992

                                         NUMBER     MARKET
                                       OF SHARES    VALUE
COMMON STOCKS - (CONTINUED)
PHARMACEUTICALS - (CONTINUED)
Hospira, Inc.*                           1,570    $   48,042
Johnson & Johnson                       18,086     1,018,784
Merck & Company, Inc.                   16,200       534,600
Pfizer, Inc.                            51,665     1,580,949
Wyeth                                    5,700       213,180
                                                  ----------
                                                   4,258,765
                                                  ----------

PROPERTY & CASUALTY INSURANCE - 1.2%
Ace, Ltd.                                1,300        52,078
Allstate Corporation                     4,600       220,754
Chubb Corporation                          800        56,224
Cincinnati Financial Corporation           100         4,122
Fidelity National Financial, Inc.        1,190        45,339
First American Corporation                 100         3,083
LandAmerica Financial Group, Inc.          200         9,100
MBIA, Inc.                                 400        23,284
Progressive Corporation                  1,600       135,600
Safeco Corporation                         400        18,260
                                                  ----------
                                                     567,844
                                                  ----------

PUBLISHING - 0.2%
E.W. Scripps Company                       100         4,778
Knight-Ridder, Inc.                        100         6,545
McGraw-Hill Companies, Inc.              1,200        95,628
New York Times Company                     100         3,910
                                                  ----------
                                                     110,861
                                                  ----------

RAILROADS - 0.1%
Norfolk Southern Corporation               900        26,766
                                                  ----------
                                                      26,766
                                                  ----------

REGIONAL BANKS - 1.6%
Banknorth Group, Inc.                    1,200        42,000
BB&T Corporation                         1,300        51,597
City National Corporation                  100         6,495
Fifth Third Bancorp                      1,400        68,908
Huntington Bancshares, Inc.                900        22,419
KeyCorp                                  1,800        56,880
M&T Bank Corporation                       100         9,570
National City Corporation                4,000       154,480
PNC Financial Services Group             2,100       113,610
Regions Financial Corporation            1,264        41,788
SunTrust Banks, Inc.                     1,800       126,738
UnionBanCal Corporation                    700        41,447
Zions Bancorporation                       400        24,416
                                                  ----------
                                                     760,348
                                                  ----------

REINSURANCE - 0.1%
Reinsurance Group of America, Inc.         700        28,840
RenaissanceRe Holdings, Ltd.               600        30,948
                                                  ----------
                                                      59,788
                                                  ----------

                                            NUMBER      MARKET
                                          OF SHARES     VALUE
COMMON STOCKS - (CONTINUED)
RESTAURANTS - 0.7%
Applebee's International, Inc.                 775    $  19,592
CBRL Group, Inc.                               800       28,864
CEC Entertainment, Inc.*                       800       29,400
Jack in the Box, Inc.*                         100        3,173
McDonald's Corporation                       5,500      154,165
Rare Hospitality International, Inc.*          200        5,330
Yum! Brands, Inc.                            1,900       77,254
                                                      ---------
                                                        317,778
                                                      ---------

SEMICONDUCTOR EQUIPMENT - 0.2%
Applied Materials, Inc.*                     4,900       80,801
                                                      ---------
                                                         80,801
                                                      ---------

SEMICONDUCTORS - 3.1%
Altera Corporation*                          2,000       39,140
Analog Devices, Inc.                         3,300      127,974
Atmel Corporation*                           4,800       17,376
Cree, Inc.*                                    600       18,318
Intel Corporation                           47,500      952,850
Linear Technology Corporation                1,100       39,864
Maxim Integrated Products, Inc.                100        4,229
Microchip Technology, Inc.                   1,300       34,892
National Semiconductor Corporation*          2,300       35,627
Texas Instruments, Inc.                      9,700      206,416
                                                      ---------
                                                      1,476,686
                                                      ---------

SOFT DRINKS - 2.6%
Coca-Cola Company                           15,100      604,755
Pepsi Bottling Group, Inc.                   1,200       32,580
PepsiAmericas, Inc.                            100        1,910
PepsiCo, Inc.                               12,420      604,233
                                                      ---------
                                                      1,243,478
                                                      ---------

SPECIALIZED FINANCE -  0.0%
Chicago Mercantile Exchange                    100       16,130
                                                      ---------
                                                         16,130
                                                      ---------

SPECIALTY CHEMICALS  - 0.0%
OM Group, Inc.*                                300       10,968
Rohm & Haas Company                            100        4,297
                                                      ---------
                                                         15,265
                                                      ---------

SPECIALTY STORES - 0.7%
AutoNation, Inc.*                            1,300       22,204
Barnes & Noble, Inc.*                          100        3,700
Borders Group, Inc.                          1,200       29,760
Claire's Stores, Inc.                        1,800       45,072
Hollywood Entertainment Corporation*           400        3,948
Michael's Stores, Inc.                         100        5,921
Office Depot, Inc.*                          1,600       24,048
Staples, Inc.                                5,700      169,974
Zale Corporation*                            1,400       39,340
                                                      ---------
                                                        343,967
                                                      ---------

STEEL - 0.1%
Nucor Corporation                              600       54,822
                                                      ---------
                                                         54,822
                                                      ---------

                                               NUMBER         MARKET
                                              OF SHARES       VALUE
COMMON STOCKS - (CONTINUED)
SYSTEMS SOFTWARE - 4.6%
Adobe Systems, Inc.                                  700    $   34,629
BMC Software, Inc.*                                1,700        26,877
Computer Associates International, Inc.            1,200        31,560
McAfee, Inc.*                                        700        14,070
Microsoft Corporation                             56,400     1,559,460
Oracle Corporation*                               33,700       380,136
Sybase, Inc.*                                      2,100        28,959
Symantec Corporation*                              1,700        93,296
Veritas Software Corporation*                      1,700        30,260
                                                            ----------
                                                             2,199,247
                                                            ----------

TECHNOLOGY DISTRIBUTORS - 0.1%
Arrow Electronics, Inc.*                             800        18,064
Tech Data Corporation*                               300        11,565
                                                            ----------
                                                                29,629
                                                            ----------

THRIFTS & MORTGAGE FINANCE - 2.0%
Astoria Financial Corporation                        200         7,098
Countrywide Financial Corporation                  2,898       114,152
Doral Financial Corporation                          250        10,367
Fannie Mae                                         6,900       437,460
Flagstar Bancorp, Inc.                               100         2,128
Freddie Mac                                        1,900       123,956
Fremont General Corporation                        1,300        30,095
Golden West Financial Corporation                    100        11,095
GreenPoint Financial Corporation                   1,800        83,538
Independence Community Bank Corporation              500        19,525
IndyMac Bancorp, Inc.                                500        18,100
MGIC Investment Corporation                          600        39,930
New Century Financial Corporation                    350        21,077
Webster Financial Corporation                        300        14,817
                                                            ----------
                                                               933,338
                                                            ----------

TOBACCO - 1.6%
Altria Group, Inc.                                15,100       710,304
Reynolds American, Inc.                              600        40,824
UST, Inc.                                            200         8,052
                                                            ----------
                                                               759,180
                                                            ----------

TRADING COMPANIES & DISTRIBUTORS - 0.0%
W. W. Grainger, Inc.                                 200        11,530
                                                            ----------
                                                                11,530
                                                            ----------

WIRELESS TELECOMMUNICATION SERVICES - 0.8%
AT&T Wireless Services, Inc.*                     18,100       267,518
Nextel Communications, Inc.*                       5,300       126,352
                                                            ----------
                                                               393,870
                                                            ----------
TOTAL COMMON STOCKS
     (cost $45,142,947)                                     46,213,864
                                                            ----------

FOREIGN STOCKS - 0.5%
CANADA -
Talisman Energy, Inc.                              2,900        75,138
Canadian Natural Resources, Ltd.                   1,934        77,173
Paramount Resources, Ltd.*                         5,000        91,857
Precision Drilling Corporation*                      200        11,478
                                                            ----------
                                                               255,646
                                                            ----------
TOTAL FOREIGN STOCKS
     (cost $120,215)                                           255,646
                                                            ----------

                                                            PRINCIPAL
                                                            AMOUNT OR
                                                              NUMBER           MARKET
                                                            OF SHARES          VALUE
PREFERRED STOCK - 0.0%
REGIONAL BANKS -
Wachovia Corporation (1)                                           200     $             1
                                                                           ---------------
TOTAL PREFERRED STOCK
     (cost $48)                                                                          1
                                                                           ---------------

WARRANTS - 0.0%
Dime Bancorp                                                     1,000                 140
                                                                           ---------------
TOTAL WARRANTS
     (cost $375)                                                                       140
                                                                           ---------------

REPURCHASE AGREEMENT - 1.8%
State Street, 0.50%, dated 9-30-04, matures 10-01-04;
     repurchase amount of $841,519 (Collateralized by
     FFCB, 1.50%, 05-23-05 with a value of $803,289)        $  841,507             841,507
                                                                           ---------------
TOTAL REPURCHASE AGREEMENT
     (cost $841,507)                                                               841,507
                                                                           ---------------
TOTAL INVESTMENTS - 99.8%
     (cost $46,105,092)                                                         47,311,158
CASH & OTHER ASSETS, LESS LIABILITIES - 0.2%                                       105,411
                                                                           ---------------
TOTAL NET ASSETS - 100.0%                                                  $    47,416,569
                                                                           ===============

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $46,507,869. For federal income tax purposes, the net unrealized appreciation on investments amounted to $803,289, which consisted of $3,350,546 of aggregate gross unrealized appreciation, and $2,547,257 of aggregate gross unrealized depreciation.

*Non-income producing security

(1) Security is restricted. The total market value of restricted securities is $57 (cost $240), or 0.0% of total net assets. The acquisition dates range from June 16, 2000 to June 3, 2002.

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                            NUMBER OF        MARKET
                                                             SHARES          VALUE
COMMON STOCKS - 92.8%
AEROSPACE & DEFENSE - 2.1%
Applied Signal Technology, Inc.                                23,650      $   756,564
Engineered Support Systems, Inc.                               19,800          903,672
                                                                           -----------
                                                                             1,660,236
                                                                           -----------

AIR FREIGHT & LOGISTICS - 1.9%
Dynamex, Inc.*                                                 40,800          703,392
Forward Air Corporation*                                       20,800          832,416
                                                                           -----------
                                                                             1,535,808
                                                                           -----------

APPAREL RETAIL - 2.9%
Casual Male Retail Group, Inc.*                               120,900          633,516
Charlotte Russe Holding, Inc.*                                 65,350          750,218
Jos. A. Bank Clothiers, Inc.*                                  33,662          931,764
                                                                           -----------
                                                                             2,315,498
                                                                           -----------

APPAREL, ACCESSORIES & LUXURY GOODS - 1.9%
Ashworth, Inc.*                                                97,900          802,780
Oxford Industries, Inc.                                        18,760          698,810
                                                                           -----------
                                                                             1,501,590
                                                                           -----------

APPLICATION SOFTWARE - 1.4%
SafeNet, Inc.*                                                 24,150          637,077
Synplicity, Inc.*                                              94,000          485,040
                                                                           -----------
                                                                             1,122,117
                                                                           -----------

BIOTECHNOLOGY - 3.8%
Alexion Pharmeceuticals, Inc.*                                 41,850          753,300
Connetics Corporation*                                         18,360          496,087
Nabi Biopharmaceuticals*                                       31,900          426,822
Oscient Pharmaceutical Corporation*                            36,600          129,930
QLT, Inc.*                                                     35,400          589,410
Rigel Pharmaceuticals, Inc.*                                   23,800          602,140
                                                                           -----------
                                                                             2,997,689
                                                                           -----------

CASINOS & GAMING - 2.7%
Multimedia Games, Inc.*                                        36,580          566,990
Scientific Games Corporation*                                  81,950        1,565,245
                                                                           -----------
                                                                             2,132,235
                                                                           -----------

COMMUNICATIONS EQUIPMENT - 0.8%
NetSolve, Inc.*                                                62,200          673,626
                                                                           -----------
                                                                               673,626
                                                                           -----------

COMPUTER STORAGE & PERIPHERALS - 1.0%
M-Systems Flash Disk Pioneers, Ltd.*                           45,800          756,616
                                                                           -----------
                                                                               756,616
                                                                           -----------

CONSTRUCTION & FARM MACHINERY - 0.8%
Wabash National Corporation*                                   22,700          623,569
                                                                           -----------
                                                                               623,569
                                                                           -----------

                                                            NUMBER OF        MARKET
                                                             SHARES          VALUE
COMMON STOCKS - (CONTINUED)
CONSUMER FINANCE - 0.9%
EZCORP, Inc.*                                                  80,600      $   701,301
                                                                           -----------
                                                                               701,301
                                                                           -----------

DATA PROCESSING & OUTSOURCED SERVICES - 1.2%
Open Solutions, Inc.*                                          38,000          948,860
                                                                           -----------
                                                                               948,860
                                                                           -----------

DISTRIBUTORS - 0.8%
Beacon Roofing Supply, Inc.*                                   37,000          606,800
                                                                           -----------
                                                                               606,800
                                                                           -----------

DIVERSIFIED BANKS - 0.6%
Signature Bank*                                                18,500          494,875
                                                                           -----------
                                                                               494,875
                                                                           -----------

DIVERSIFIED COMMERCIAL SERVICES - 3.5%
Laureate Education, Inc.*                                      25,940          965,487
Marlin Business Services, Inc.*                                39,470          740,457
Navigant Consulting, Inc.*                                     47,900        1,051,884
                                                                           -----------
                                                                             2,757,828
                                                                           -----------

DIVERSIFIED METALS & MINING - 0.5%
Brush Engineered Materials, Inc.*                              20,300          420,413
                                                                           -----------
                                                                               420,413
                                                                           -----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 1.8%
BEI Technologies, Inc.                                         26,240          718,976
Sypris Solutions, Inc.                                         54,250          740,513
                                                                           -----------
                                                                             1,459,489
                                                                           -----------

EMPLOYMENT SERVICES - 1.0%
Kforce, Inc.*                                                  97,450          816,631
                                                                           -----------
                                                                               816,631
                                                                           -----------

EXCHANGE TRADED FUNDS - 1.2%
iShares Russell 2000 Growth Index Fund                         16,300          954,691
                                                                           -----------
                                                                               954,691
                                                                           -----------

HEALTH CARE EQUIPMENT - 5.1%
ArthroCare Corporation*                                        23,300          682,457
Closure Medical Corporation*                                   42,000          598,080
Endocardial Solutions, Inc.*                                   46,800          541,476
Hologic, Inc.*                                                 34,400          662,888
Intuitive Surgical, Inc.*                                      17,150          424,463
Spectranetics Corporation*                                    127,900          653,569
ThermoGenesis Corporation*                                    112,200          538,560
                                                                           -----------
                                                                             4,101,493
                                                                           -----------

HEALTH CARE FACILITIES - 1.2%
Kindred Healthcare, Inc.*                                      39,550          965,020
                                                                           -----------
                                                                               965,020
                                                                           -----------

                                                            NUMBER OF        MARKET
                                                             SHARES          VALUE
COMMON STOCKS - (CONTINUED)
HEALTH CARE SERVICES - 5.8%
Amedisys, Inc.*                                                 7,350      $   220,133
America Service Group, Inc.*                                   27,240        1,117,930
LabOne, Inc.*                                                  34,350        1,004,051
Merge Technologies, Inc.*                                      49,900          861,274
Providence Service Corporation*                                44,350          859,060
Orthovita, Inc.*                                              132,200          591,595
                                                                           -----------
                                                                             4,654,043
                                                                           -----------

INDUSTRIAL MACHINERY - 1.1%
Ceradyne, Inc.*                                                20,450          897,960
                                                                           -----------
                                                                               897,960
                                                                           -----------

INTERNET SOFTWARE & SERVICES - 10.5%
CNET Networks, Inc.*                                           85,950          786,443
Digitas, Inc.*                                                140,800        1,088,384
Embarcadero Technologies Inc.*                                 81,000          685,260
InfoSpace, Inc.*                                               23,120        1,095,657
j2 Global Communications, Inc.*                                32,400        1,023,516
Jupitermedia Corporation*                                      37,750          671,950
Keynote Systems, Inc.*                                         85,800        1,214,928
Radware, Ltd.*                                                 33,800          743,600
ValueClick, Inc.*                                             112,100        1,058,224
                                                                           -----------
                                                                             8,367,962
                                                                           -----------

IT CONSULTING & OTHER SERVICES - 0.8%
Lionbridge Technologies, Inc.*                                 73,050          627,499
                                                                           -----------
                                                                               627,499
                                                                           -----------

LEISURE PRODUCTS - 1.2%
K2, Inc.*                                                      68,800          984,528
                                                                           -----------
                                                                               984,528
                                                                           -----------

MANAGED HEALTH CARE - 1.4%
American Medical Security Group, Inc.*                         33,850        1,082,862
                                                                           -----------
                                                                             1,082,862
                                                                           -----------

MOVIES & ENTERTAINMENT - 1.4%
Image Entertainment, Inc.*                                    141,300          584,982
NTN Communications, Inc.*                                     209,850          545,610
                                                                           -----------
                                                                             1,130,592
                                                                           -----------

OIL & GAS DRILLING - 3.7%
Grey Wolf, Inc.*                                              174,350          852,571
Patterson-Uti Energy, Inc.                                     59,100        1,127,037
Unit Corporation*                                              27,650          969,962
                                                                           -----------
                                                                             2,949,570
                                                                           -----------

OIL & GAS EQUIPMENT & SERVICES - 4.4%
Cal Dive International, Inc.*                                  23,200          826,384
Maverick Tube Corporation*                                     30,160          929,230
Oil States International, Inc.*                                44,300          828,410
Superior Energy Services, Inc.*                                67,950          877,914
                                                                           -----------
                                                                             3,461,938
                                                                           -----------

PACKAGED FOODS & MEATS - 0.4%
Peet's Coffee & Tea, Inc.*                                     15,150          354,358
                                                                           -----------
                                                                               354,358
                                                                           -----------

                                                            NUMBER OF        MARKET
                                                             SHARES          VALUE
COMMON STOCKS - (CONTINUED)
PHARMACEUTICALS - 2.5%
AtheroGenics, Inc.*                                            13,750      $   453,062
Bradley Pharmaceuticals, Inc.*                                 31,950          650,182
Cypress Bioscience, Inc.*                                      44,100          514,647
Discovery Labratories, Inc.*                                   19,400          129,980
Durect Corporation*                                           147,350          206,290
                                                                           -----------
                                                                             1,954,161
                                                                           -----------

PROPERTY & CASUALTY INSURANCE - 3.1%
Affirmative Insurance Holdings, Inc.*                          41,750          658,815
Infinity Property & Casualty Corporation                       36,850        1,088,180
ProAssurance Corporation*                                      19,780          692,696
                                                                           -----------
                                                                             2,439,691
                                                                           -----------

REAL ESTATE INVESTMENT TRUSTS - 1.9%
BioMed Realty Trust, Inc.                                      43,250          760,767
Saxon Capital, Inc.*                                           36,600          786,900
                                                                           -----------
                                                                             1,547,667
                                                                           -----------

REGIONAL BANKS - 2.5%
Nara Bancorp, Inc.                                             31,350          631,702
PrivateBancorp, Inc.                                           22,360          602,826
Southwest Bancorporation of Texas, Inc.                        36,150          728,061
                                                                           -----------
                                                                             1,962,589
                                                                           -----------

RESTAURANTS - 1.0%
Rare Hospitality International, Inc.*                          29,350          782,177
                                                                           -----------
                                                                               782,177
                                                                           -----------

SEMICONDUCTOR EQUIPMENT - 2.6%
FormFactor, Inc.*                                              32,150          622,745
LogicVision, Inc.*                                            165,250          279,272
Mykrolis Corporation*                                          43,300          436,031
Ultratech, Inc.*                                               44,400          695,748
                                                                           -----------
                                                                             2,033,796
                                                                           -----------

SEMICONDUCTORS - 5.4%
Microsemi Corporation*                                         48,500          683,850
O2Micro International, Ltd.*                                   69,800          749,652
Sigmatel, Inc.*                                                37,850          802,798
Silicon Image, Inc.*                                           55,700          704,048
SRS Labs, Inc.*                                               119,200          634,144
Zoran Corporation*                                             43,450          683,034
                                                                           -----------
                                                                             4,257,526
                                                                           -----------

SPECIALTY STORES - 3.9%
Aaron Rents, Inc.                                              59,975        1,305,056
Cost Plus, Inc.*                                               28,870        1,021,421
Guitar Center, Inc.*                                           17,650          764,245
                                                                           -----------
                                                                             3,090,722
                                                                           -----------

TRUCKING - 2.1%
Old Dominion Freight Line, Inc.*                               31,550          908,955
Vitran Corporation, Inc.*                                      52,250          776,957
                                                                           -----------
                                                                             1,685,912
                                                                           -----------
TOTAL COMMON STOCKS
         (cost $67,859,972)                                                 73,811,938
                                                                           -----------

                                                           PRINCIPAL        MARKET
                                                            AMOUNT          VALUE
REPURCHASE AGREEMENT - 6.8%
United Missouri Bank, 1.35%, dated 9-30-04, matures
     10-01-04;repurchase amount of $5,389,202
     (Collateralized by U.S. Treasury Notes, 10-31-04
      with a value of $5,496,829)                         $ 5,389,000      $ 5,389,000
                                                                           -----------
TOTAL REPURCHASE AGREEMENT
     (cost $5,389,000)                                                       5,389,000
                                                                           -----------
TOTAL INVESTMENTS - 99.6%
     (cost $73,248,972)                                                     79,200,938
CASH & OTHER ASSETS, LESS LIABILITIES - 0.4%                                   335,255
                                                                           -----------
TOTAL NET ASSETS - 100.0%                                                  $79,536,193
                                                                           ===========

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $73,304,361. For federal income tax purposes, the net unrealized depreciation on investments amounted to $5,896,577, which consisted of $10,220,831 of aggregate gross unrealized appreciation and $4,324,254 of aggregate gross unrealized depreciation.

*Non-income producing security

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                              SERIES Y (SELECT 25)

                                                            NUMBER OF        MARKET
                                                             SHARES          VALUE
COMMON STOCKS - 96.6%
AEROSPACE & DEFENSE - 4.6%
L-3 Communications Holdings, Inc.                              22,000     $  1,474,000
                                                                          ------------
                                                                             1,474,000
                                                                          ------------

AIR FREIGHT & LOGISTICS - 5.0%
FedEx Corporation                                              18,900        1,619,541
                                                                          ------------
                                                                             1,619,541
                                                                          ------------

BIOTECHNOLOGY - 4.0%
Amgen, Inc.*                                                   22,800        1,292,304
                                                                          ------------
                                                                             1,292,304
                                                                          ------------

BREWERS - 4.2%
Anheuser-Busch Companies, Inc.                                 27,000        1,348,650
                                                                          ------------
                                                                             1,348,650
                                                                          ------------

COMMUNICATIONS EQUIPMENT - 3.7%
ADC Telecommunications, Inc.*                                 438,200          793,142
Cisco Systems, Inc.*                                           22,300          403,630
                                                                          ------------
                                                                             1,196,772
                                                                          ------------

CONSTRUCTION & ENGINEERING - 3.9%
Shaw Group, Inc.*                                             104,000        1,248,000
                                                                          ------------
                                                                             1,248,000
                                                                          ------------

DATA PROCESSING & OUTSOURCED SERVICES - 4.1%
First Data Corporation                                         30,000        1,305,000
                                                                          ------------
                                                                             1,305,000
                                                                          ------------

DEPARTMENT STORES - 4.1%
Kohl's Corporation*                                            27,200        1,310,768
                                                                          ------------
                                                                             1,310,768
                                                                          ------------

ELECTRIC UTILITIES - 3.6%
KFx, Inc.*                                                    149,700        1,154,187
                                                                          ------------
                                                                             1,154,187
                                                                          ------------

HEALTH CARE EQUIPMENT - 3.2%
Boston Scientific Corporation*                                 25,900        1,029,007
                                                                          ------------
                                                                             1,029,007
                                                                          ------------

HOME IMPROVEMENT RETAIL - 2.8%
Home Depot, Inc.                                               22,700          889,840
                                                                          ------------
                                                                               889,840
                                                                          ------------

HOTELS, RESORTS & CRUISE LINES - 4.0%
Carnival Corporation                                           27,300        1,291,017
                                                                          ------------
                                                                             1,291,017
                                                                          ------------

HYPERMARKETS & SUPERCENTERS - 3.8%
Wal-Mart Stores, Inc.                                          22,900        1,218,280
                                                                          ------------
                                                                             1,218,280
                                                                          ------------

                                                           PRINCIPAL
                                                           AMOUNT OR
                                                           NUMBER OF         MARKET
                                                            SHARES           VALUE
COMMON STOCKS - (CONTINUED)
INDUSTRIAL GASES - 3.8%
Praxair, Inc.                                                  28,400     $  1,213,816
                                                                          ------------
                                                                             1,213,816
                                                                          ------------

MOTORCYCLE MANUFACTURERS - 2.1%
Harley-Davidson, Inc.                                          11,400          677,616
                                                                          ------------
                                                                               677,616
                                                                          ------------

MOVIES & ENTERTAINMENT - 6.0%
Time Warner, Inc.*                                             42,700          689,178
Viacom, Inc. (Cl.B)                                            37,200        1,248,432
                                                                          ------------
                                                                             1,937,610
                                                                          ------------

MULTI-LINE INSURANCE - 4.2%
American International Group, Inc.                             19,800        1,346,202
                                                                          ------------
                                                                             1,346,202
                                                                          ------------

OIL & GAS EQUIPMENT & SERVICES - 5.5%
BJ Services Company                                            34,000        1,781,940
                                                                          ------------
                                                                             1,781,940
                                                                          ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 4.3%
Williams Companies, Inc.                                      114,000        1,379,400
                                                                          ------------
                                                                             1,379,400
                                                                          ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 4.1%
Citigroup, Inc.                                                30,000        1,323,600
                                                                          ------------
                                                                             1,323,600
                                                                          ------------

PHARMACEUTICALS - 7.2%
Johnson & Johnson                                              21,400        1,205,462
Pfizer, Inc.                                                   35,900        1,098,540
                                                                          ------------
                                                                             2,304,002
                                                                          ------------

SEMICONDUCTOR EQUIPMENT - 0.9%
Mindspeed Technologies, Inc.*                                 145,000          290,000
                                                                          ------------
                                                                               290,000
                                                                          ------------

SEMICONDUCTORS - 3.4%
Analog Devices, Inc.                                           28,500        1,105,230
                                                                          ------------
                                                                             1,105,230
                                                                          ------------

SOFT DRINKS - 4.1%
PepsiCo, Inc.                                                  27,000        1,313,550
                                                                          ------------
                                                                             1,313,550
                                                                          ------------
TOTAL COMMON STOCKS
     (cost $29,647,426)                                                     31,050,332
                                                                          ------------

U.S. GOVERNMENT AGENCIES - 3.9%
Federal National Mortgage Association, 1.53%, 10-01-04    $ 1,265,000        1,265,000
                                                                          ------------
TOTAL U.S. GOVERNMENT AGENCIES
     (cost $1,265,000)                                                       1,265,000
                                                                          ------------
TOTAL INVESTMENTS - 100.5%
     (cost $30,912,426)                                                     32,315,332
LIABILITIES, LESS CASH & OTHER ASSETS - (0.5%)                                (148,181)
                                                                          ------------
TOTAL NET ASSETS - 100.0%                                                 $ 32,167,151
                                                                          ============

The identified cost of investments owned at September 30, 2004 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $1,402,906, which consisted of $3,564,093 of aggregate gross unrealized appreciation and $2,161,187 of aggregate gross unrealized depreciation.

* Non-income producing security

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                              NUMBER OF      MARKET
                                                               SHARES        VALUE
COMMON STOCKS - 58.8%
AGRICULTURAL PRODUCTS - 1.6%
Archer-Daniels-Midland Company                                  5,800     $     98,484
Bunge, Ltd.                                                     2,200           87,956
                                                                          ------------
                                                                               186,440
                                                                          ------------

AIR FREIGHT & LOGISTICS - 0.2%
CNF, Inc.                                                         700           28,693
                                                                          ------------
                                                                                28,693
                                                                          ------------

AIRLINES - 0.3%
Alaska Air Group, Inc.*                                         1,500           37,170
                                                                          ------------
                                                                                37,170
                                                                          ------------

ALUMINUM - 2.5%
Century Aluminum Company*                                       9,500          263,435
Commonwealth Industries, Inc.*                                  3,900           36,426
                                                                          ------------
                                                                               299,861
                                                                          ------------

APPLICATION SOFTWARE - 0.2%
Intuit, Inc.*                                                     600           27,240
                                                                          ------------
                                                                                27,240
                                                                          ------------

AUTO PARTS & EQUIPMENT - 0.6%
Wabtec Corporation                                              3,700           69,153
                                                                          ------------
                                                                                69,153
                                                                          ------------

BIOTECHNOLOGY - 0.1%
MedImmune, Inc.*                                                  400            9,480
                                                                          ------------
                                                                                 9,480
                                                                          ------------

COMMODITY CHEMICALS - 0.3%
Lyondell Chemical Company                                       1,000           22,460
Wellman, Inc.                                                   1,200           10,176
                                                                          ------------
                                                                                32,636
                                                                          ------------

COMMUNICATIONS EQUIPMENT - 0.8%
Motorola, Inc.                                                  5,100           92,004
                                                                          ------------
                                                                                92,004
                                                                          ------------

COMPUTER HARDWARE - 0.6%
Intergraph Corporation*                                         2,700           73,359
                                                                          ------------
                                                                                73,359
                                                                          ------------

CONSTRUCTION & ENGINEERING - 3.4%
Chicago Bridge & Iron Company N.V.                              3,500          104,965
Fluor Corporation                                               6,800          290,736
                                                                          ------------
                                                                               395,701
                                                                          ------------

CONSTRUCTION & FARM MACHINERY - 1.0%
CNH Global N.V.                                                 1,320           25,845
Volvo AB ADR                                                    2,500           88,075
                                                                          ------------
                                                                               113,920
                                                                          ------------

                                                              NUMBER OF     MARKET
                                                                SHARES      VALUE
COMMON STOCKS (CONTINUED)
CONSTRUCTION MATERIALS - 1.3%
Vulcan Materials Company                                        3,100     $    157,945
                                                                          ------------
                                                                               157,945
                                                                          ------------

DIVERSIFIED CHEMICALS - 2.5%
Dow Chemical Company                                            2,800          126,504
Eastman Chemical Company                                        3,400          161,670
                                                                          ------------
                                                                               288,174
                                                                          ------------

DIVERSIFIED METALS & MINING - 13.5%
Anglo American plc ADR                                          8,900          215,825
BHP Billiton Ltd. ADR                                           5,800          120,350
Brush Engineered Materials, Inc.*                               5,000          103,550
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                     7,200          291,600
Massey Energy Company                                           9,000          260,370
Noranda, Inc.                                                   4,200           73,290
Phelps Dodge Corporation*                                       1,600          147,248
Rio Tinto plc ADR                                               1,400          152,110
Stillwater Mining Company*                                      9,200          142,600
Titanium Metals Corporation*                                    3,200           75,072
WMC Resources, Ltd. ADR                                           500            7,840
                                                                          ------------
                                                                             1,589,855
                                                                          ------------

EXCHANGE TRADED FUNDS - 0.9%
iShares MSCI Malaysia Index Fund                                1,300            8,749
Materials Select Sector Trust                                   3,700          101,935
                                                                          ------------
                                                                               110,684
                                                                          ------------

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.3%
Monsanto Company                                                1,100           40,062
                                                                          ------------
                                                                                40,062
                                                                          ------------

FOREST PRODUCTS - 2.1%
Weyerhaeuser Company                                            3,700          245,976
                                                                          ------------
                                                                               245,976
                                                                          ------------

GOLD - 0.6%
Newmont Mining Corporation                                      1,600           72,848
                                                                          ------------
                                                                                72,848
                                                                          ------------

HEALTH CARE EQUIPMENT - 0.4%
Baxter International, Inc.                                      1,600           51,456
                                                                          ------------
                                                                                51,456
                                                                          ------------

HOME FURNISHINGS - 0.6%
Kimball International, Inc. (Cl.B)                              5,200           72,176
                                                                          ------------
                                                                                72,176
                                                                          ------------

HOTELS, RESORTS & CRUISE LINES - 1.4%
La Quinta Corporation                                           1,300           10,140
Starwood Hotels & Resorts Worldwide, Inc.                       3,400          157,828
                                                                          ------------
                                                                               167,968
                                                                          ------------

INDUSTRIAL GASES - 0.6%
Air Products & Chemicals, Inc.                                  1,300           70,694
                                                                          ------------
                                                                                70,694
                                                                          ------------

                                                             NUMBER OF      MARKET
                                                               SHARES        VALUE
COMMON STOCKS (CONTINUED)
INDUSTRIAL MACHINERY - 1.5%
Ampco-Pittsburgh Corporation                                      700     $      9,282
Manitowac Company, Inc.                                         2,600           92,196
Reliance Steel & Aluminum Company                               1,200           47,640
Timken Company                                                  1,100           27,082
                                                                          ------------
                                                                               176,200
                                                                          ------------

MARINE - 0.9%
Alexander & Baldwin, Inc.                                       1,656           56,205
Kirby Corporation*                                              1,300           52,195
                                                                               -------
                                                                               108,400
                                                                               -------

OIL & GAS EQUIPMENT & SERVICES - 1.1%
Input/Output, Inc.*                                             6,800           70,108
Technip S.A. ADR                                                  200            8,142
Universal Compression Holdings, Inc.*                           1,600           54,512
                                                                               -------
                                                                               132,762
                                                                               -------

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.0%
Brascan Corporation                                             3,900          117,780
                                                                               -------
                                                                               117,780
                                                                               -------

PACKAGED FOODS & MEATS - 0.6%
Tyson Foods, Inc.                                               4,200           67,284
                                                                               -------
                                                                                67,284
                                                                               -------

PAPER PACKAGING - 3.8%
Buckeye Technologies, Inc.*                                     3,800           42,370
Longview Fibre Company                                            600            9,150
MeadWestvaco Corporation                                        4,100          130,790
Temple-Inland, Inc.                                             4,000          268,600
                                                                               -------
                                                                               450,910
                                                                               -------

PRECIOUS METALS & MINING - 0.1%
Compass Minerals International, Inc.                              500           11,100
                                                                               -------
                                                                                11,100
                                                                               -------

RAILROADS - 1.5%
Genesee & Wyoming, Inc.*                                        3,000           75,960
Kansas City Southern*                                           4,300           65,231
Norfolk Southern Corporation                                    1,300           38,662
                                                                               -------
                                                                               179,853
                                                                               -------

SEMICONDUCTORS - 0.5%
Micron Technology, Inc.*                                        4,400           52,932
                                                                               -------
                                                                                52,932
                                                                               -------

SPECIALIZED FINANCE - 0.3%
GATX Corporation                                                1,500           39,990
                                                                               -------
                                                                                39,990
                                                                               -------

SPECIALTY CHEMICALS - 5.4%
A. Schulman, Inc.                                               3,700           81,548
Arch Chemicals, Inc.                                              800           22,840
Cytec Industries, Inc.                                          2,200          107,690
Great Lakes Chemical Corporation                                3,100           79,360
Imperial Chemical Industries plc ADR                            1,600           24,640
Lubrizol Corporation                                            2,100           72,660

                                                           PRINCIPAL
                                                           AMOUNT OR
                                                           NUMBER OF         MARKET
                                                            SHARES           VALUE
COMMON STOCKS (CONTINUED)
SPECIALTY CHEMICALS (CONTINUED)
OM Group, Inc.*                                                 2,200     $     80,432
PolyOne Corporation*                                            8,400           63,168
Rohm & Haas Company                                               800           34,376
Sigma-Aldrich Corporation                                       1,100           63,800
                                                                          ------------
                                                                               630,514
                                                                          ------------

STEEL - 4.3%
Companhia Siderurgica Nacional S.A. ADR                         2,000           31,060

Gerdau S.A. ADR                                                 1,800           29,430
International Steel Group, Inc.*                                2,300           77,510
POSCO ADR                                                       2,800          105,980
United States Steel Corporation                                 6,900          259,578
                                                                             ---------
                                                                               503,558
                                                                             ---------

TECHNOLOGY DISTRIBUTORS - 0.6%
Ingram Micro, Inc.*                                             4,300           69,230
                                                                             ---------
                                                                                69,230
                                                                             ---------

TRUCKING - 1.2%
Arkansas Best Corporation                                       1,800           65,916
Overnite Corporation                                            1,900           59,717
Swift Transportation Company, Inc.*                             1,000           16,820
                                                                             ---------
                                                                               142,453
                                                                             ---------

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
American Tower Corporation*                                     1,200           18,420
                                                                             ---------
                                                                                18,420
                                                                             ---------
TOTAL COMMON STOCKS
     (cost $6,770,837)                                                       6,934,881
                                                                             ---------

WARRANTS - 0.1%
Inco, Ltd.                                                      1,000           16,770
                                                                             ---------
TOTAL WARRANTS
     (cost $12,756)                                                             16,770
                                                                             ---------

U.S. GOVERNMENT AGENCIES - 36.9%
Federal Farm Credit Bank,
    1.60%, 11-02-04                                      $    315,000          314,493
Federal Home Loan Mortgage Corporation:
     1.49%, 10-12-04(1)                                  $    340,000          339,819
     1.215%, 10-26-04                                    $    350,000          349,577
     1.633%, 11-12-04                                    $    400,000          399,155
     1.827%, 12-07-04                                    $    251,000          250,150
     1.921%, 12-28-04                                    $    130,000          129,422
Federal National Mortgage Association:
     1.469%, 10-06-04                                    $    125,000          124,970
     1.531%, 10-18-04                                    $     70,000           69,942
     1.61%, 11-17-04                                     $  1,750,000        1,745,865
     1.756%, 12-01-04                                    $    130,000          129,599
     1.828%, 12-15-04                                    $    345,000          343,692
     1.879%, 12-22-04                                    $    150,000          149,378
                                                                             ---------
TOTAL U.S. GOVERNMENT AGENCIES
     (cost $4,346,780)                                                       4,346,062
                                                                             ---------

                                                           PRINCIPAL
                                                           AMOUNT OR
                                                           NUMBER OF         MARKET
                                                            SHARES           VALUE
REPURCHASE AGREEMENT - 1.7%
State Street, 0.50%, dated 9-30-04, matures 10-01-04;
     repurchase amount of $206,162 (Collateralized by
     FHLB Bond, 3.55%, 11-26-04 with a value of
     $213,158)                                           $    206,160     $    206,160
                                                                          ------------
TOTAL REPURCHASE AGREEMENT
     (cost $206,160)                                                           206,160
                                                                          ------------
TOTAL INVESTMENTS - 97.5%
     (cost $11,336,533)                                                     11,503,873
                                                                          ------------

SHORT POSITIONS - (0.3%)
EXCHANGE TRADED FUNDS - (0.2%)
Financial Select Sector SPDR Fund                              (1,000)         (28,460)
                                                                          ------------
                                                                               (28,460)

REAL ESTATE INVESTMENT TRUSTS - (0.1%)
MFA Mortgage Investments, Inc.                                   (600)          (5,526)
                                                                          ------------
                                                                                (5,526)
                                                                          ------------
TOTAL SHORT POSITIONS
     (proceeds $33,877)                                                        (33,986)
                                                                          ------------
CASH & OTHER ASSETS, LESS LIABILITIES - 2.8%                                   324,100
                                                                          ------------
TOTAL NET ASSETS - 100.0%                                                 $ 11,793,987
                                                                          ============

For federal income tax purposes the indentified cost of investments owned at September 30, 2004 was $11,341,675. For federal income tax purposes, the net unrealized appreciation on investments amounted to $162,198, which consisted of $212,475 of aggregate gross unrealized appreciation and $50,277 of aggregate gross unrealized depreciation.

*Non-income producing security

ADR (American Depositary Receipt)

plc (public limited company)

(1) Security is segrated as collateral for open futures contracts.

OPEN FUTURES CONTRACTS
POSITION                                                    Long
NUMBER OF CONTRACTS                                          17
EXPIRATION DATE                                            12/16/2004
CONTRACT AMOUNT                                          $  4,785,561
MARKET VALUE                                             $  4,738,325
UNREALIZED GAIN/LOSS                                    ($     47,236)

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       SBL FUND

                                       By:      /s/ MICHAEL G. ODLUM
                                                --------------------------------
                                                Michael G. Odlum, President

                                       Date:    November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                       By:      /s/ MICHAEL G. ODLUM
                                                --------------------------------
                                                Michael G. Odlum, President

                                       Date:    November 24, 2004


                                       By:      /s/ BRENDA M. HARWOOD
                                                --------------------------------
                                                Brenda M. Harwood, Treasurer

                                       Date:    November 24, 2004